                          AIG ANNUITY INSURANCE COMPANY

                             A.G. SEPARATE ACCOUNT A
                    UNITS OF INTEREST UNDER FLEXIBLE PREMIUM
            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                       ELITEPLUS(R) BONUS VARIABLE ANNUITY

                                   ----------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   ----------

                                 FORM N-4 PART B
                                   MAY 1, 2002

This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for the Individual Flexible Premium Fixed and Variable Deferred Annuity Contracts dated May 1, 2002 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing AIG Annuity Insurance Company ("Company"), at 205 E. 10th Avenue, Amarillo, Texas 79101; 1-800-424-4990. Prospectuses are also available from our registered sales representatives.

                                TABLE OF CONTENTS

General Information                                                                                           3
         The Company                                                                                          3
         Marketing Information                                                                                3
         Endorsements and Published Ratings                                                                   3
Types of Variable Annuity Contracts                                                                           4
Variable Annuity Contract General Provisions                                                                  4
Federal Tax Matters                                                                                           5
         Tax Consequences of Purchase Payments                                                                5
         Tax Consequences of Distributions                                                                    6
         Special Tax Consequences - Early Distribution                                                        7
         Special Tax Consequences - Required Distributions                                                    8
         Economic Growth and Tax Relief Reconciliation Act of 2001                                            8
         Tax-Free Rollovers, Transfers and Exchanges                                                          9
Calculation of Surrender Charge                                                                               9
         Illustration of Surrender Charge on Total Surrender                                                  9
         Illustration of Surrender Charge on a 10% Partial Surrender Followed by a Full Surrender            10
Calculation of MVA Option                                                                                    10
Purchase Unit Value                                                                                          11
         Illustration of Calculation of Purchase Unit Value                                                  11
         Illustration of Purchase of Purchase Units                                                          12
Performance Calculations                                                                                     12
         Illustration of Calculation of Current Yield for Money Market I Fund Division                       12
         Calculation of Current Yield for the Money Market I Fund Division                                   12
         Illustration of Calculation of Effective Yield for Money Market I Fund Division                     12
         Calculation of Effective Yield for the Money Market I Fund Division                                 12
         Illustration of Calculation of Standardized Yield for Bond Fund Divisions                           12
         Calculation of Average Annual Total Return                                                          13
         Return Tables I through V                                                                           14
Performance Comparisons                                                                                      20
Payout Payments                                                                                              20
         Assumed investment Rate                                                                             20
         Amount of Payout Payments                                                                           21
         Payout Unit Value                                                                                   21
         Illustration of Calculation of Payout Unit Value                                                    22
         Illustration of Payout Payments                                                                     22
Distribution of Variable Annuity Contracts                                                                   22
Experts                                                                                                      22
Comments on Financial Statements                                                                             23

                               GENERAL INFORMATION

THE COMPANY

         AIG Annuity Insurance Company develops, markets, and issues annuity products through niche distribution channels. We market single-premium deferred annuities to the savings and retirement markets, flexible-premium deferred annuities to the tax-qualified retirement market, and single-premium immediate annuities to the structured settlement and retirement markets. The Company distributes its annuity products primarily through financial institutions, general agents and specialty brokers. On March 1, 2002, the Company changed its name from American General Annuity Insurance Company to AIG Annuity Insurance Company.

MARKETING INFORMATION

         The Company, in its marketing efforts, may refer to portfolio rebalancing and/or asset allocation for certain Divisions of A.G. Separate Account A.

         The Company may compare the performance of the funds that serve as investment vehicles for the Contract to the performance of certain market indices. These indices are described in the "Performance Comparisons" Section of this Statement of Additional Information.

ENDORSEMENTS AND PUBLISHED RATINGS

         From time to time, the rating of the Company as an insurance company by
A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F.

         In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D. Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from AAA to C. The Company may additionally refer to its Fitch IBCA, Duff & Phelps rating. This rating is an assessment of a company's insurance claims paying ability. Fitch IBCA, Duff & Phelps ratings range from AAA to CCC.

         Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.

         The Company may refer to Lipper Analytical Services Incorporated ("Lipper"), Morningstar, Inc. ("Morningstar") and CDA/Wiesenberger Investment Companies ("CDA/Wiesenberger") when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.

         The Company may refer to Lipper Analytical Services Incorporated ("Lipper"), Morningstar, Inc. ("Morningstar") and CDA/Wiesenberger Investment Companies ("CDA/Wiesenberger") when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.

         The Company may refer to The Variable Annuity Research & Data Services ("VARDS") Report. The VARDS Report offers monthly analysis of the variable annuity industry, including marketing and performance information.

         Finally, the Company will utilize as a comparative measure for the performance of its Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.

                       TYPES OF VARIABLE ANNUITY CONTRACTS

         The Contracts are no longer offered for sale. Previously, the Company offered flexible payment deferred annuity Contracts.

         Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract. Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

         The majority of these Contracts were sold to individuals through financial institutions in the Non-Qualified market. A smaller number of these contracts were sold in the Qualified market through 403(b) plans and certain IRA situations.

         The Contracts are non-participating and will not share in any of the profits of the Company.

                  VARIABLE ANNUITY CONTRACT GENERAL PROVISIONS

         THE CONTRACT: The entire Contract consists of the Contract, the Application, if any, and any riders or endorsements attached to the Contract. The Contract may be changed or altered only by an authorized officer of the Company. A change or alteration must be made in writing.

         MISSTATEMENT OF AGE OR SEX: If the Age or sex of any Annuitant has been misstated, any Annuity benefits payable will be the Annuity benefits provided by the correct Age or sex. After Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.

         MODIFICATION: The Contract may be modified in order to maintain compliance with applicable state and federal law. When required, the Company will obtain the Owner's approval of changes and gain approval from appropriate regulatory authorities.

         NON-PARTICIPATING: The Contract will not share in any distribution of dividends.

         EVIDENCE OF SURVIVAL: The Company may require satisfactory evidence of continued survival of any person(s) on whose life Annuity Payments are based.

         PROOF OF AGE: The Company may require evidence of Age of any Annuitant or Owner.

         PROTECTION OF PROCEEDS: To the extent permitted by law, death benefits and Annuity Payments shall be free from legal process and the claim of any creditor if the person is entitled to them under the Contract. No payment and no amount under the Contract can be taken or assigned in advance of its payment date unless the Company receives the Owner's written consent.

         REPORTS: At least once each calendar year, the Company will furnish the Owner with a report showing the Contract Value as of a date not more than four months prior to the date of mailing, and will provide any other information as may be required by law. Reports will be sent to the last known address of the Owner.

         TAXES: Any taxes paid to any governmental entity relating to the Contract will be deducted from the Purchase Payment or Contract Value when incurred. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Separate Account; receipt by the Company of the Purchase Payments; or commencement of Annuity Payments. The Company may, in its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law.

         REGULATORY REQUIREMENTS: All values payable under the Contract, including any paid-up annuity, cash withdrawal or death benefits that may be available, will not be less than the minimum benefits required by the laws and regulations of the state in which the Contract is delivered.

                               FEDERAL TAX MATTERS

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances. This Section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and at death.

TAX CONSEQUENCES OF PURCHASE PAYMENTS

         408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $3,000 ($3,500 if you are over age 50) or 100% of compensation, and generally may be made only by individuals who:

         (i) are not active participants in another retirement plan, and are not married;

         (ii) are not active participants in another retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000;

         (iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $34,000 for 2002; or

         (iv) are active participants in another retirement plan, are married, and have adjusted gross income of $54,000 for 2002.

         Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $6,000 (or $7,000 if both are over age 50) or 100% of the working spouse's earned income, and no more than $3,000 (or $3,500 if the spouse is over age 50) may be contributed to either spouse's IRA for any year.

         You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

         (i) the lesser of $3,000 ($3,500 if you are over age 50) ($6,000 for you and your spouse's IRA, or $7,000 if both are over age
                  50) or 100% of compensation, over

         (ii)     your applicable IRA deduction limit.

         You may also make rollover contributions to an IRA of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

         408A "Roth" Individual Retirement Annuities ("408A "Roth" IRAs"). After 1997, annual nondeductible contributions for 408A "Roth" IRA Contracts are limited to the lesser of $3,000 ($3,500 if you are over age 50) or 100% of compensation, and may be made only by individuals who:

         (i) are unmarried and have adjusted gross income of $95,000 or less;

         (ii) are married and filing jointly and have adjusted gross income of $150,000 or less; or

         (iii) are married and filing separately and have adjusted gross income of $10,000 or less.

         The available nondeductible 408A "Roth" IRA contribution is reduced proportionately to zero where adjusted gross income exceeds the limit in (i) by $15,000 or less, or the limit in (ii) by $10,000 or less. Similarly, individuals who are married and filing separately and whose adjusted gross income is less than $10,000 may make a contribution to a Roth IRA of a portion of the otherwise applicable $3,000 ($3,500 if you are over age 50) or 100% of compensation limit.

         All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A "Roth" IRAs must be aggregated for purposes of the annual contribution limit.

         Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of the participating employees' compensation. Employer contributions are excludable from the employees' taxable income and cannot exceed the lesser of $30,000 for 2002 or 15% of your compensation up to a maximum compensation limit of $200,000 in 2002.

         Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. These salary reduction contributions may not exceed $11,000 in 2002, indexed for inflation. Such plans, if established by December 31, 1996, may still allow employees to make these contributions. For contributions made after December 31, 2001, additional elective deferrals can be contributed to your salary reduction arrangement SEP if you are 50 or older, and no other elective deferrals can be made for you to the plan for the year because of limits or restrictions, such as the regular annual limit.

         Savings Incentive Match Plan for Employees ("SIMPLE"). Employer and employee contributions under a SIMPLE Retirement Account Plan are made to a separate individual retirement account or annuity for each employee. Employee salary reduction contributions cannot exceed $7,000 in 2002. For contributions made after December 31, 2001, additional elective deferrals can be contributed to your salary reduction arrangement SIMPLE IRA if you are 50 or older, and no other elective deferrals can be made for you to the plan for the year because of limits or restrictions, such as the regular annual limit. Employer contributions can be a matching or a nonelective contribution of a percentage as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

         Non-Qualified Contracts. Purchase Payments made under Non-Qualified Contracts are neither excludable from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of A.G. Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any annual increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

TAX CONSEQUENCES OF DISTRIBUTIONS

         408(b) IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Conversions of a 408(b) or traditional IRA to a 408A "Roth" IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers of conversions completed in 1998 are generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

         408A "Roth" IRAs. "Qualified" distributions upon attainment of age 59 1/2, death, disability or for first-time home buyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A "Roth" IRA. The five-year holding period may be different for determining whether a distribution allocable to a conversion contribution is subject to the 10% penalty tax. Qualified distributions may be subject to state income tax in some states. Other distributions are generally taxable to the extent that the distribution exceeds purchase payments.

         Non-Qualified Contracts. Partial redemptions from a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a Non-Qualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from the Company (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

         When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, such individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION

         408(b) IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

         (1)      death;

         (2)      disability;

         (3) separation from service at any age, if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Contract Owner (or the Contract Owner and Beneficiary); and

         (4) distributions which do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt.

         Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 25% penalty, rather than a 10% penalty.

         After 1997, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

         (5) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time home buyer;

         (6) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

         (7) distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

         408A "Roth" IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax and exceptions as other IRAs.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS

         408(b) IRAs, SEPs and SIMPLE IRAs. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. Required distributions must be made over a period that does not exceed the life or life expectancies of the Owner (or lives or joint life expectancies of the Owner and Beneficiary). The minimum amount payable can be determined several different ways. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

         At the Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Owner and in effect at the time of death.

         A Contract Owner generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

         408A "Roth" IRAs. Minimum distribution requirements generally applicable to 408(b) IRAs, SEPs and 457 Plans do not apply to 408A "Roth" IRAs during the Owner's lifetime, but generally do apply after the owner's death.

         A beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

         The Internal Revenue Service ("IRS") has issued new regulations simplifying how required minimum distributions are calculated. The new rules are still complex. Generally, the new rules must be used for calendar years beginning January 1, 2002 and everyone will be required to use the same method. The IRS has provided a simple uniform table regardless of IRA beneficiary with the exception of spousal beneficiaries more than 10 years younger than the owner. In most cases, the new required minimum distribution amount is less than under the old rules. We suggest you contact your tax advisor regarding these new rules.

         Non-Qualified Contracts. Tax laws do not require commencement of distributions from Non-Qualified Contracts at any particular time during the Owner's lifetime, provided that the Owner is a natural person, and generally do not limit the duration of annuity payments.

         At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Contract Owner at the time of death.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

         For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, a number of states have not enacted legislation that conforms the state tax treatment of these contributions and distributions to the federal standard. In the absence of legislation or guidance from these non-conforming states, the state tax treatment of these funds, including any transfer or rollover that is permitted under EGTRRA but was not permitted prior to 2002, is currently unclear.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES

         408(b) IRAs. Funds may be rolled over tax-free to a 408(b) IRA Contract from a 403(b) Annuity, or 401(a) or 403(a) Qualified Plan under certain conditions. These amounts may subsequently be rolled over on a tax-free basis to another 403(b) Annuity or 401(a) or 403(a) Qualified Plan from this "conduit" IRA if no additional contributions have been made to that IRA. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any twelve-month period.

         408A "Roth" IRAs. Funds may be transferred tax-free from one 408A "Roth" IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A "Roth" IRA by individuals who:

         (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly; and

         (ii)     are not married filing separate returns.

         Special, complicated rules governing holding periods, escape from the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A "Roth" IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

         Non-Qualified Contracts. Certain of the Non-Qualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. The exchange of one annuity contract for another is a tax-free transaction under Section 1035, but is reportable to the IRS.

                         CALCULATION OF SURRENDER CHARGE

         The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER

                               TRANSACTION HISTORY

                     DATE                    TRANSACTION                             AMOUNT
                     ----                    -----------                             ------
                    2/1/96              Purchase Payment                           $ 10,000
                    2/1/97              Purchase Payment                              5,000
                    2/1/98              Purchase Payment                             15,000
                    2/1/99              Purchase Payment                              2,000
                    2/1/00              Purchase Payment                              3,000
                    2/1/01              Purchase Payment                              4,000
                    2/1/01              Purchase Payment                              1,000
                                                                                   --------
                    7/1/01              Total Purchase Payments                      40,000
                                        (Assumes Account Value is $50,000)

         Assume the Account Value at the time of full withdrawal is $50,000 (7/1/01), and the Account Value on the previous anniversary (2/1/98) was $45,000. 10% of $45,000 ($4,500) is not subject to Surrender Charge. Assume that the 1% Bonus has not been credited to any Purchase Payments.

         The total Surrender Charge is:

         (10,000 - 4,500) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000 * 4% + 3,000
         * 5% + 4,000 * 5% + 1,000 * 5% = $1,085*

ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL SURRENDER

                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

                     DATE                 TRANSACTION                                    AMOUNT
                     ----                 -----------                                    ------
                    2/1/96              Purchase Payment                                $ 10,000
                    2/1/97              Purchase Payment                                   5,000
                    2/1/98              Purchase Payment                                  15,000
                    2/1/99              Purchase Payment                                   2,000
                    2/1/00              Purchase Payment                                   3,000
                    2/1/01              Purchase Payment                                   4,000
                    2/1/01              Purchase Payment                                   1,000
                                                                                        --------
                    7/1/01              10% Partial Surrender                              4,000
                                        (Assumes Account Value is $40,000)
                    8/1/01              Full Surrender

         a. Since this is the first partial surrender in this participant year, calculate free withdrawal amount (10% of the value as of 2/1/01).

                           10% * 40,000 = $4,000 (no charge on this 10%
                           withdrawal)

         b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated is $40,000-- $4,000 = $36,000

         c.       The Surrender Charge is

                           (10,000 - 4,000) * 1% + 5,000 * 2% + 15,000 * 3% +
                           2,000 * 4% + 3,000 * 5% + 4,000 * 5% + 1,000 * 5% =
                           $1,090.*

         d.       Assume that the $30 Account Maintenance Charge does not apply.

         e. Assume that the 1% Bonus has not been credited to any Purchase Payments.

----------

* These calculations refer to the following surrender charge table:


                            NUMBER OF YEARS SINCE               CHARGE AS PERCENTAGE OF
                           DATE OF PURCHASE PAYMENT           PURCHASE PAYMENT WITHDRAWN
                           ------------------------           --------------------------
                                      1                                   5%
                                      2                                   5%
                                      3                                   5%
                                      4                                   4%
                                      5                                   3%
                                      6                                   2%
                                      7                                   1%
                                      8+                                  0%

                            CALCULATION OF MVA OPTION

         The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

         The market value adjustment is determined by the formula below, using the following factors:

         $ A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

         $ B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

         $ N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

         $ The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

         The market value adjustment will equal:

         The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

                                             (N/12)
                          [(1+A)/(1+B+0.005)]      -1

         The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

         Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

         We guarantee that any reduction in the amount withdrawn or transferred will not be below the amount initially invested in the MVA Band plus the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.

                               PURCHASE UNIT VALUE

         The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

        1. Purchase Unit value, beginning of period                                        $   1.800000
        2. Value of Fund share, beginning of period                                        $  21.200000
        3. Change in value of Fund share                                                   $    .500000
        4. Gross investment return (3)/(2)                                                      .023585
        5. Daily separate account fee*                                                          .000025
                                                                                           ------------
           *Mortality and expense risk fee and administration and distribution fee of 0.90% per annum used for illustrative purposes (assumes that no optional separate account charges are deducted).

        6. Net investment return (4)--(5)                                                       .023560
                                                                                           ------------
        7. Net investment factor 1.000000+(6)                                                  1.023560
                                                                                           ------------
        8. Purchase Unit value, end of period (1)x(7)                                          1.842408
                                                                                           ------------

ILLUSTRATION OF PURCHASE OF PURCHASE UNITS

         1. First Periodic Purchase Payment                                                $     100.00
         2. Purchase Unit value on effective date of purchase (see Example 3)              $   1.800000
         3. Number of Purchase Units purchased (1)/(2)                                           55.556
         4. Purchase Unit value for valuation date following purchase (see Example 3)      $   1.842408
                                                                                           ------------
         5. Value of Purchase Units in account for valuation date following
            purchase (3)x(4)                                                               $     102.36
                                                                                           ------------

                            PERFORMANCE CALCULATIONS

ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR MONEY MARKET I FUND DIVISION

         The current yield quotation based on a seven day period is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.

CALCULATION OF CURRENT YIELD FOR THE MONEY MARKET I FUND DIVISION

         The 7-Day current yield for the Money Market I Fund Division was 0.02% on December 31, 2001.

ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET I FUND DIVISION

         An effective yield quotation is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                         365/7
              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ]-1

CALCULATION OF EFFECTIVE YIELD FOR THE MONEY MARKET I FUND DIVISION

         The 7-Day effective yield for the Money Market I Fund Division was 0.02% on December 31, 2001.

ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS

         The standardized yield quotation based on a 30-day period is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                                                 6
                          YIELD = 2 [( a - b + 1) - 1]
                                       -----
                                         cd
Where:

         a = net investment income earned during the period by the Fund attributable to shares owned by the Division

         b =      expenses accrued for the period (net of reimbursements)

         c = the average daily number of Purchase Units outstanding during the period

         d = the maximum offering price per Purchase Unit on the last day of the period

         Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

         Average Annual Total Return quotations for the 1, 5, and 10 year periods ended December 31, 2000, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                        n
                                 P (1+T)  = ERV
         Where:

         P =      a hypothetical initial Purchase Payment of $1,000

         T =      average annual total return

         n =      number of years

         ERV = redeemable value at the end of the 1, 5 or 10 year periods of a hypothetical $1,000 Purchase Payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof)

         The Company may advertise standardized average annual total return which, includes the surrender charge of up to 7% of Gross Purchase Payments as well as non-standardized average annual total returns and non-standardized cumulative returns, which do not include a surrender charge or maintenance fee.

         There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

         In the sections above we have described a number of ways we may advertise information about the investment performance of A.G. Separate Account A Divisions. Certain performance information for each A.G. Separate Account A Division is printed in the following tables.

         The information presented does not reflect the advantage under the Contract of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments. The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

         The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Contract owner.

         Table III is calculated using the Maximum Separate Account Charges you would pay under the Contract, if you choose the Annual Step-Up Death Benefit. This maximum amount, 1.50%, would be deducted on a daily basis from your Variable Account Options. This charge includes the Separate Account Charges of 1.25% for the Mortality and Expense Risk Fee and 0.15% for the Administration Fee.

         Tables I, II, IV and V are calculated using only standard Separate Account Charges of 1.40%. These charges include 1.25% for the Mortality and Expense Risk Fee and 0.15% for the Administrative Fee. No Optional Separate Account Charges are included.

                                                                         TABLE I

  AVERAGE ANNUAL TOTAL RETURN (NOT INCLUDING OPTIONAL SEPARATE ACCOUNT CHARGES)
              WITH NO SURRENDER CHARGE OR MAINTENANCE FEE IMPOSED*
         (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 2001)


                                                                                                           DIVISION
                                                                                               SINCE      INCEPTION
       FUND AND DIVISION**                           1 YEAR        5 YEARS       10 YEARS     INCEPTION      DATE
       -------------------                           ------        -------       --------     ---------   ---------

AIM V.I. Capital Appreciation Fund - Series
I (Division 8)                                       (24.36)%           --           --         1.72%      11/23/98

AIM V.I. Diversified Income Fund Series I
(Division 9)                                           2.13%            --           --        (0.36)%     11/23/98

Janus Aspen Growth Portfolio - Service
Shares (Division 16)                                 (25.96)%           --           --       (30.34)%     11/15/00

Janus Aspen International Growth Portfolio
- Service Shares (Division 17)                       (24.51)%           --           --       (26.26)%     11/15/00

MFS VIT Capital Opportunities Series
(Division 18)                                        (24.56)%           --           --       (25.23)%     11/15/00

OCCAT Managed Portfolio (Division 3)                  (6.25)%           --           --         1.32%      12/23/99

Oppenheimer Capital Appreciation Fund/VA
(Division 10)                                        (13.81)%           --           --         9.05%      11/23/98

Oppenheimer High Income Fund/VA (Division 12)          0.53%            --           --        (0.36)%     11/23/98

Oppenheimer Main Street Growth & Income
Fund/VA (Division 11)                                (11.43)%           --           --         0.09%      11/23/98

Oppenheimer Main Street Small Cap Growth
Fund/VA (Division 13)                                 (1.77)%           --           --         7.79%      11/23/98

Putnam VT Global Growth Fund - Class IB
Shares (Division 24)                                 (30.76)%           --           --       (33.88)%     11/15/00

Putnam VT Voyager Fund II - Class IB
(Division 25)                                        (31.76)%           --           --       (38.84)%     11/15/00

Templeton Developing Markets Fund Class 2
(Division 14)(1)                                      (9.38)%           --           --        (3.26)%     11/23/98

Templeton Foreign Securities Fund Class 2
(Division 15)(2)                                     (17.18)%           --           --        (0.74)%     11/23/98

VALIC Company I ("V C I") - Government
Securities Fund (Division 4)                           5.28%            --           --         8.16%      12/23/99

V C I - Growth & Income Fund (Division 1)            (11.34)%           --           --       (10.59)%     12/23/99

V C I - International Equities Fund
(Division 2)                                         (23.07)%           --           --       (19.11)%     12/23/99

V C I - Money Market I Fund (Division 6)               2.23%            --           --         3.40%      12/23/99

V C I - Opportunities Fund (Division 22)             (31.45)%           --           --       (37.13)%     11/15/00

V C I - Science & Technology Fund (Division 23)      (42.01)%           --           --       (48.44)%     11/15/00

V C I - Stock Index Fund (Division 5)                (13.44)%           --           --       (10.93)%     12/23/99

VALIC Company II ("V C II")- High Yield
Bond Fund (Division 19)                                4.52%            --           --         0.51%      11/15/00

V C II - Mid Cap Value Fund (Division 21)             (3.22)%           --           --         3.31%      11/15/00

V C II- Strategic Bond Fund (Division 20)              9.00%            --           --         8.33%      11/15/00

Van Kampen LIT Emerging Growth Portfolio -
Class I Shares (Division 7)                          (32.46)%           --           --       (20.56)%     12/23/99

----------

See Footnotes following Table III.

                                                                        TABLE II

       CUMULATIVE RETURN (NOT INCLUDING OPTIONAL SEPARATE ACCOUNT CHARGES)
              WITH NO SURRENDER CHARGE OR MAINTENANCE FEE IMPOSED*
         (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 2001)

                                                                                                             FUND
                                                                                                SINCE      INCEPTION
       FUND AND DIVISION**                           1 YEAR        5 YEARS       10 YEARS     INCEPTION      DATE
       -------------------                           ------        -------       --------     ---------    ---------

AIM V.I. Capital Appreciation Fund
(Division 8)                                         (24.36)%           --           --           5.45%      11/23/98

AIM V.I. Diversified Income Fund (Division 9)          2.13%            --           --          (1.11)%     11/23/98

Janus Aspen Growth Portfolio - Service
Shares (Division 16)(1)                              (25.96)%           --           --         (33.50)%     09/13/93

Janus Aspen International Growth Portfolio
- Service Shares (Division 17)(1)                    (24.51)%           --           --         (29.49)%     11/15/00

MFS VIT Capital Opportunities Series
(Division 18)                                        (24.56)%           --           --         (27.98)%     11/15/00

OCCAT Managed Portfolio (Division 3)(2)               (6.25)%           --           --           2.69%      12/23/99

Oppenheimer Capital Appreciation Fund/VA
(Division 10)                                        (13.81)%           --           --          30.86%      11/23/98

Oppenheimer High Income Fund/VA (Division 12)          0.53%            --           --          (1.12)%     11/23/98

Oppenheimer Main Street Growth & Income
Fund/VA (Division 11)                                (11.43)%           --           --           0.27%      11/23/98

Oppenheimer Main Street Small Cap Growth
Fund/VA (Division 13)                                 (1.77)%           --           --          26.23%      11/23/98

Putnam VT Global Growth Fund - Class IB
Shares (Division 24)                                 (30.76)%           --           --         (37.31)%     11/15/00

Putnam VT Voyager Fund II - Class IB Shares
(Division 25)                                        (31.76)%           --           --         (42.59)%     11/15/00

Templeton Developing Markets Fund Class 2
(Division 14)(3)                                      (9.38)%           --           --          (9.76)%     11/15/00

Templeton Foreign Securities - Class 2
(Division 15)(4)                                     (17.18)%           --           --          (2.27)%     11/23/98

VALIC Company I ("V C I") - Government
Securities Fund (Division 4)                           5.28%            --           --          17.19%      12/23/99

V C I - Growth & Income Fund (Division 1)            (11.34)%           --           --         (20.25)%     12/23/99

V C I - International Equities Fund
(Division 2)                                         (23.07)%           --           --         (34.87)%     12/23/99

V C I - Money Market I Fund (Division 6)               2.23%            --           --           6.99%      12/23/99

V C I - Opportunities Fund (Division 22)             (31.45)%           --           --         (40.78)%     11/15/00

V C I - Science & Technology Fund (Division 23)      (42.01)%           --           --         (52.66)%     11/15/00

V C I - Stock Index Fund (Division 5)                (13.44)%           --           --         (20.87)%     11/15/00

VALIC Company II ("V C II") - High Yield
Bond Fund (Division 19)                                4.52%            --           --           0.57%      11/15/00

V C II - Mid Cap Value Fund (Division 21)             (3.22)%           --           --           3.74%      11/15/00

V C II - Strategic Bond Fund (Division 20)             9.00%            --           --           9.45%      11/15/00

Van Kampen LIT Emerging Growth Portfolio
(Division 7)                                         (32.46)%           --           --         (37.21)%     12/23/99

* The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

** On November 15, 2000, Divisions 16-25 commenced operations. Accordingly, the Standard Average Annual Total Return for Divisions 16-25 will be shown when it becomes available.

(1) Effective May 1, 2000 the Templeton Developing Markets Fund (previously offered under the Contract) merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Also effective with this merger, the Templeton Developing Markets Fund Division 14 was renamed the Templeton Developing Markets Securities Fund Division 14. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Developing Markets Fund Division 14.

(2) Effective May 1, 2000 the Templeton International Fund merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through March 31, 2000, reflect the historical performance and inception date of the Templeton International Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.

                                                                       TABLE III

                  AVERAGE ANNUAL TOTAL RETURN OF AN INVESTMENT
    IN A HYPOTHETICAL CONTRACT* (INCLUDING MAXIMUM SEPARATE ACCOUNT CHARGES)
                WITH SURRENDER CHARGE AND MAINTENANCE FEE IMPOSED
              (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2001

                                                                                                               FUND
                                                                                                SINCE        INCEPTION
       FUND AND DIVISION**                           1 YEAR        5 YEARS       10 YEARS      INCEPTION       DATE
       -------------------                           ------        -------       --------      ---------     ---------

AIM V.I. Capital Appreciation Fund - Series
I ( Division 8)                                      (29.46)%         3.52%            --          9.79%      05/05/93

AIM V.I. Diversified Income Fund - Series I
(Division 9)                                          (3.00)%         0.91%            --          3.46%      05/05/93

Janus Aspen Growth Portfolio - Service
Shares (Division 16)                                 (31.06)%         6.74%            --          9.81%      09/13/93

Janus Aspen International Growth Portfolio
- Service Shares (Division 17)                       (29.61)%         7.70%            --         11.28%      05/02/94

MFS VIT Capital Opportunities Series
(Division 18)                                        (29.66)%         9.76%            --         10.67%      08/14/96

OCCAT Managed Portfolio (Division 3)                 (11.37)%         5.45%         11.48%           --       08/01/88

Oppenheimer Capital Appreciation Fund/VA
(Division 10)                                        (18.92)%        11.63%         13.22%           --       04/03/85

Oppenheimer High Income Fund/VA (Division 12)         (4.60)%         0.72%          7.04%           --       04/30/86

Oppenheimer Main Street Growth & Income
Fund/VA (Division 11)                                (16.54)%         4.35%            --         11.57%      07/05/95

Oppenheimer Main Street Small Cap Growth
Fund/VA (Division 13)                                 (6.90)%           --             --          0.53%      05/01/98

Putnam VT Global Growth Fund - Class IB
Shares (Division 24)                                 (35.85)%         1.71%          6.15%           --       05/01/90

Putnam VT Voyager Fund II - Class IB Shares
(Division 25)                                        (36.85)%           --             --        (45.99)%     09/01/00

Templeton Developing Markets Fund Class 2
(Division 14)(1)                                     (14.50)%       (14.54)%           --        (13.74)%     03/01/96

Templeton International Fund Class 2
(Division 15)(2)                                     (22.29)%         2.29%            --          7.84%      05/01/92

VALIC Company I ("V C I") - Government
Securities Fund (Division 4)                           0.14%          4.77%          4.96%           --       01/16/86

V C I - Growth & Income Fund (Division 1)            (16.46)%         4.88%            --          9.55%      04/29/94

V C I - International Equities Fund
(Division 2)                                         (28.17)%        (1.84)%         2.25%           --       10/02/89

V C I - Money Market I Fund (Division 6)              (2.91)%         2.89%          2.92%           --       01/16/86

V C I - Opportunities Fund (Division 22)             (36.54)%           --             --        (43.20)%     10/01/00

V C I - Science & Technology Fund (Division 23)      (47.09)%         0.56%            --         11.65%      04/29/94

V C I - Stock Index Fund (Division 5)                (18.55)%         8.38%         10.86%           --       04/20/87

VALIC Company II ("V C II") - High Yield
Bond Fund (Division 19)                               (0.62)%           --             --         (0.48)%     09/21/98

V C II - Mid Cap Value Fund (Division 21)             (8.35)%           --             --         18.06%      09/21/98

V C II - Strategic Bond Fund (Division 20)             3.85%            --             --          3.40%      09/21/98

Van Kampen LIT Emerging Growth Portfolio
(Division 7)                                         (37.55)%        13.82%            --         15.63%      07/03/95

See Footnotes following Table VI.

                                                                        TABLE IV

                  AVERAGE ANNUAL TOTAL RETURN OF AN INVESTMENT
  IN A HYPOTHETICAL CONTRACT* (NOT INCLUDING OPTIONAL SEPARATE ACCOUNT CHARGES)
               WITH NO SURRENDER CHARGE OR MAINTENANCE FEE IMPOSED
              (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2001

                                                                                                               FUND
                                                                                                 SINCE       INCEPTION
       FUND AND DIVISION**                           1 YEAR        5 YEARS       10 YEARS      INCEPTION       DATE
       -------------------                           ------        -------       --------      ---------     ---------

AIM V.I. Capital Appreciation Fund
(Division 8)                                         (24.36)%         4.53%            --         10.21%      05/05/93

AIM V.I. Diversified Income Fund (Division 9)          2.13%          1.58%            --          3.61%      05/05/93

Janus Aspen Growth Portfolio - Service
Shares (Division 16)(1)                              (25.96)%         7.25%            --          9.96%      09/13/93

Janus Aspen International Growth Portfolio
- Service Shares (Division 17)(1)                    (24.51)%         8.20%            --         11.48%      05/02/94

MFS VIT Capital Opportunities Series
(Division 18)                                        (24.56)%        10.23%            --         11.09%      08/14/96

OCCAT Managed Portfolio (Division 3)(2)               (6.25)%         6.01%         11.62%           --       08/01/88

Oppenheimer Capital Appreciation Fund/VA
(Division 10)                                        (13.81)%        12.60%         13.62%           --       04/03/85

Oppenheimer High Income Fund/VA (Division 12)          0.53%          1.44%          7.22%           --       04/30/86

Oppenheimer Main Street Growth & Income
Fund/VA (Division 11)                                (11.43)%         5.23%            --         12.10%      07/05/95

Oppenheimer Main Street Small Cap Growth
Fund/VA (Division 13)                                 (1.77)%           --             --          2.30%      05/01/98

Putnam VT Global Growth Fund - Class IB
Shares (Division 24)                                 (30.76)%         2.32%          6.29%           --       05/01/90

Putnam VT Voyager Fund - Class IB Shares
(Division 25)                                       -(31.76)%                                    (41.69)%     09/01/00

Templeton Developing Markets Fund Class 2
(Division 14)                                         (9.38)%       (13.09)%           --        (12.39)%     03/01/96

Templeton International Fund Class 2
(Division 15)(4)                                     (17.18)%         3.17%            --          8.13%      05/01/92

VALIC Company I ("V C I") - Government
Securities Fund (Division 4)                           5.28%          5.34%          5.10%           --       01/16/86

V C I - Growth & Income Fund (Division 1)            (11.34)%         5.44%            --          9.76%      04/29/94

V C I - International Equities Fund
(Division 2)                                         (23.07)%        (1.15)%         2.38%           --       10/02/89

V C I - Money Market I Fund (Division 6)               2.23%          3.50%          3.06%           --       01/16/86

V C I - Opportunities Fund (Division 22)             (31.45)%           --             --        (38.90)%     10/01/00

V C I - Science & Technology Fund (Division 23)      (42.01)%         1.17%            --         11.84%      04/29/94

V C I - Stock Index Fund (Division 5)                (13.44)%         8.89%         11.01%           --       04/20/87

VALIC Company II ("V C II")- High Yield
Bond Fund (Division 19)                                4.52%            --             --          1.03%      09/21/98

V C II - Mid Cap Value Fund (Division 21)             (3.22)%           --             --         19.09%      09/21/98

V C II - Strategic Bond Fund (Division 20)             9.00%            --             --          4.80%      09/21/98

Van Kampen LIT Emerging Growth Portfolio -
Class I Shares                                       (32.46)%        14.23%                       15.86%      07/03/95

----------

See Footnotes following Table VI.

                                                                         TABLE V

         CUMULATIVE RETURN OF AN INVESTMENT IN A HYPOTHETICAL CONTRACT*
                (NOT INCLUDING OPTIONAL SEPARATE ACCOUNT CHARGES)
               WITH NO SURRENDER CHARGE OR MAINTENANCE FEE IMPOSED
              (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2001)

                                                                                                              FUND
                                                                                                SINCE      INCEPTION
        FUND AND DIVISION                            1 YEAR        5 YEARS       10 YEARS      INCEPTION     DATE
        -----------------                            ------        -------       --------      ---------   ---------

AIM V.I. Capital Appreciation Fund
(Division 8)                                         (24.36)%        24.80%                      131.97%    05/05/93

AIM V.I. Diversified Income Fund (Division 9)          2.13%          8.13%                       35.94%    05/05/93

Janus Aspen Growth Portfolio - Service
Shares (Division 16)                                 (25.96)%        41.93%                      119.91%    09/13/93

Janus Aspen International Growth Portfolio
- Service Shares (Division 17)                       (24.51)%        48.31%                      129.99%    05/02/94

MFS VIT Capital Opportunities Series
(Division 18)                                        (24.56)%        62.76%                       76.14%    08/14/96

OCCAT Managed Portfolio (Division 3)                  (6.25)%        33.90%        200.32%                  08/01/88

Oppenheimer Capital Appreciation Fund/VA
(Division 10)                                        (13.81)%        81.01%        258.66%                  04/03/85

Oppenheimer High Income Fund/VA (Division 12)          0.53%          7.43%        100.72%                  04/03/86

Oppenheimer Main Street Growth & Income
Fund/VA (Division 11)                                (11.43)%        29.02%                      109.87%    07/05/95

Oppenheimer Main Street Small Cap Growth
Fund/VA (Division 13)                                 (1.77)%                                      8.69%    05/01/98

Putnam VT Global Growth Fund - Class IB
Shares (Division 24)                                 (30.76)%        12.15%         84.04%                  05/01/90

Putnam VT Voyager Fund II - Class IB Shares
(Division 25)                                        (31.76)%                                    (51.23)%   05/01/96

Templeton Developing Markets Fund Class 2
(Division 14)(3)                                      (9.38)%       (50.41)%                     (53.78)%   03/01/96

Templeton Foreign Securities Fund Class 2
(Division 15)(4)                                     (17.18)%        16.90%                      112.94%    07/03/95

VALIC Company I ("V C I") - Government
Securities Fund (Division 4)                           5.28%         29.73%         64.45%                  01/16/86

V C I - Growth & Income Fund (Division 1)            (11.34)%        30.32%        104.28%                  04/29/94

V C I - International Equities Fund
(Division 2)                                         (23.07)%        (5.61)%        26.55%                  10/02/89

V C I - Money Market I Fund (Division 6)               2.23%         18.76%         35.16%                  01/16/86

V C I - Opportunities Fund (Division 22)             (31.45)%                                  (45.97)%     10/01/00

V C I - Science & Technology Fund (Division 23)      (42.01)%         5.97%                    135.96%      04/29/94

V C I - Stock Index Fund (Division 5)                (13.44)%        53.06%        184.25%                  04/20/87

VALIC Company II ("V C II") - High Yield
Bond Fund (Division 19)                                4.52%                                     3.42%      09/21/98

V C II - Mid Cap Value Fund (Division 21)             (3.22)%                                   77.28%      09/21/98

V C II - Strategic Bond Fund (Division 20)             9.00%                                    16.59%      09/21/98

Van Kampen LIT Emerging Growth Portfolio -
Class I Shares                                       (32.46)%        94.47%                    160.22%      07/03/95

* The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. The Standard Average Annual Total Return for Divisions 16-25 will be shown when it becomes available.

(1) The Janus Aspen Series-Service Shares commenced operations on December 31, 1999. The returns shown reflect the historical performance of a different class of shares (the Institutional Shares) prior to December 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The percentage show the change in performance from year-to-year during the period indicated. The Portfolios do not impose any sales or other charges that would affect performance computations. Each Portfolio's past performance does not necessarily indicate how it will perform in the future.

(2) On September 16, 1994, an investment company which had commenced operations on August 1, 1988 then called Quest For Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "New Trust"), at which time the New Trust commenced operations. The total assets of the Managed Portfolio immediately after the transaction were $682,601,380 with respect to the Old Trust and $51,345,102 with respect to the New Trust. For the period prior to September 16, 1994, the performance figure for the Managed Portfolio reflects the performance of the corresponding Managed Portfolio of the Old Trust.

(3) Effective May 1, 2000 the Templeton Developing Markets Fund (previously offered under the Contract) merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Developing Markets Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.

(4) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining:
         (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.

                             PERFORMANCE COMPARISONS

         The performance of a Division may from time to time be compared with a broad-based market index as shown in the annual reports of the Funds.

                                 PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

         The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of A.G. Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

         The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

         The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%.

         The portion of the first monthly variable payout payment derived from a Division of A.G. Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

         In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3% or other Assumed Investment Rate referred to above.

         Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

         Each deferred Contract provides that, when fixed payout payments are to be made under one of the first three payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

         The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

         The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

          1. Payout Unit value, beginning of period                                         $  .980000
          2. Net investment factor for Period (see Example 3)                                 1.023558
          3. Daily adjustment for 3% Assumed Investment Rate                                   .999906
          4. (2)x(3)                                                                          1.023462
          5. Payout Unit value, end of period (1)x(4)                                       $ 1.002993

                         ILLUSTRATION OF PAYOUT PAYMENTS

          1. Number of Purchase Units at Payout Date                                          10,000.00
          2. Purchase Unit value (see Example 3)                                            $  1.800000
          3. Account Value of Contract (1)x(2)                                              $ 18,000.00
          4. First monthly Payout Payment per $1,000 of Account Value                       $      5.63
          5. First monthly Payout Payment (3)x(4)/1,000                                     $    101.34
          6. Payout Unit value (see Example 10)                                             $   .980000
          7. Number of Payout Units (5)/(6)                                                     103.408
          8. Assume Payout Unit value for second month equal to                             $   .997000
          9. Second monthly Payout Payment (7)x(8)                                          $    103.10
         10. Assume Payout Unit value for third month equal to                              $   .953000
         11. Third monthly Payout Payment (7)x(10)                                          $     98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

         The Company has qualified the Contracts for sale in 47 states and the District of Columbia.

         The Contracts have been sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). In some cases the broker-dealers are exempt from registration. The principal underwriter for A.G. Separate Account A is American General Distributors, Inc. ("Distributor"). Distributor was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. Distributor is a Delaware corporation organized in 1994 and is a member of the NASD.

         The broker-dealers whose agents sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. The Company may from time to time pay a trail commission to the licensed agents who sell the Contracts. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.)

         Pursuant to its underwriting agreement with Distributor and A.G. Separate Account A, the Company reimburses Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 1999, 2000 and 2001 were $6,110,252, $3,776,840 and $6,144,419, respectively.
Distributor retained $0 in Commissions for the years, 1999, 2000 and 2001.

                                     EXPERTS

         The balance sheets of the Company at December 31, 2001 and 2000, and the related statements of income, changes in stockholder's equity, comprehensive income, and cash flows for the years ended December 31, 2001, 2000, and 1999 and the statements of net assets and operations for the Company's A.G. Separate Account A at December 31, 2001 and for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, all of which are included in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing elsewhere herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

         The address of Ernst & Young LLP, independent auditors is One Houston Center, 1221 McKinney Street, Suite 2400, Houston, Texas 77010-2007.

                        COMMENTS ON FINANCIAL STATEMENTS

         The financial statements of AIG Annuity Insurance Company (formerly, American General Annuity Insurance Company) should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

         The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 2001, and for the year then ended.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                                                  Page
                                                                                Number(s)
                                                                                ---------
         Report of Independent Auditors                                              1

         Consolidated Balance Sheets - December 31, 2001 and 2000                 2 to 3

         Consolidated Statements of Income and Comprehensive Income
         (Loss)- Years Ended December 31, 2001, 2000 and 1999                     4 to 5

         Consolidated Statements of Cash Flows - Years Ended
         December 31, 2001, 2000 and 1999                                         6 to 7

         Notes to Consolidated Financial Statements                               8 to 29

Report of Independent Auditors


To the Board of Directors and Shareholder of American General Annuity Insurance Company:



We have audited the accompanying consolidated balance sheets of American General Annuity Insurance Company and Subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income and comprehensive income (loss) and cash flows for the years ended December 31, 2001, 2000 and 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Annuity Insurance Company and Subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for the years ended December 31, 2001, 2000 and 1999 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the consolidated financial statements, in 2001 the Company changed its method of accounting for interest income and the recognition of impairment related to beneficial interests held in an investment portfolio.

Houston, Texas
February 1, 2002, except for Note 13, to which the date is March 28, 2002

AMERICAN GENERAL ANNUITY INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                         December 31,       December 31,
                                                             2001              2000*
                                                         -----------        -----------
                                                                 (In millions)
ASSETS

Investments:
   Short-term investments                                  $   250          $   226
   Bonds, notes and redeemable preferred
      stocks available for sale,
      at fair value (amortized cost:
      December 2001, $23,470;
      December 2000, $18,787)                               23,621           18,518
   Mortgage loans                                              246              230
   Policy loans                                                 71               77
   Common stocks available for sale,
      at fair value (cost: December 2001, $4;
      December 2000, $4)                                         3                4
   Partnerships                                                133              137
   Other invested assets                                       275              275
                                                           -------          -------

   Total investments                                        24,599           19,467

Variable annuity assets held in separate accounts              383              309
Accrued investment income                                      348              286
Deferred acquisition costs                                   1,022              910
Cost of insurance purchased                                    246              367
Goodwill                                                       830              852
Other assets                                                   151              130
                                                           -------          -------
TOTAL ASSETS                                               $27,579          $22,321
                                                           =======          =======


* - Restated.

See accompanying notes to consolidated financial statements.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS (Continued)

                                                            December 31,     December 31,
                                                                2001             2000*
                                                            -----------      ------------
                                                                   (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts without
      life contingencies                                     $ 20,795          $ 16,754
   Reserves for fixed annuity contracts with
      life contingencies                                        2,767             2,407
   Income taxes currently payable                                  --                 3
   Other liabilities                                              443               219
                                                             --------          --------

   Total reserves, payables and accrued liabilities            24,005            19,383
                                                             --------          --------

Variable annuity liabilities related to
   separate accounts                                              383               309
                                                             --------          --------

Deferred income taxes                                             181               181
                                                             --------          --------

Shareholder's equity:
   Common stock                                                     3                 3
   Additional paid-in capital                                   2,464             2,211
   Retained earnings                                              484               445
   Accumulated other comprehensive income (loss)                   59              (211)
                                                             --------          --------
   Total shareholder's equity                                   3,010             2,448
                                                             --------          --------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                   $ 27,579          $ 22,321
                                                             ========          ========

* - Restated.

See accompanying notes to consolidated financial statements.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Loss)

                                                      Years Ended December 31,
                                              -------------------------------------------
                                                2001             2000*             1999*
                                              -------           -------           -------
                                                               (In millions)

Investment income                             $ 1,625           $ 1,357           $ 1,112
Interest expense on fixed
   annuity contracts                             (986)             (801)             (661)
                                              -------           -------           -------
NET INVESTMENT INCOME                             639               556               451
                                              -------           -------           -------
NET REALIZED INVESTMENT LOSSES                   (115)              (57)              (39)
                                              -------           -------           -------
Fee income:
   Variable annuity fees                            5                 3                 2
   Net retained commissions                        --                 1                --
   Surrender charges                               19                23                15
   Other fees                                       2                 2                --
                                              -------           -------           -------
TOTAL FEE INCOME                                   26                29                17
                                              -------           -------           -------
NET UNDERWRITING LOSS ON FIXED
   ANNUITY CONTRACTS WITH LIFE
      CONTINGENCIES:
   Premiums and other considerations              379               301               326
   Insurance policy benefits                     (188)             (168)             (128)
   Increase in policy reserves                   (358)             (287)             (323)
                                              -------           -------           -------
TOTAL NET UNDERWRITING LOSS                      (167)             (154)             (125)
                                              -------           -------           -------
GENERAL AND ADMINISTRATIVE
   EXPENSES, NET OF DEFERRALS                     (53)              (54)              (53)
                                              -------           -------           -------
AMORTIZATION OF DEFERRED
   ACQUISITION COSTS AND COST
     OF INSURANCE PURCHASED                      (226)             (131)              (67)
                                              -------           -------           -------
ANNUAL COMMISSIONS                                 (2)               (4)               (4)
                                              -------           -------           -------
PRE-TAX INCOME BEFORE CUMULATIVE
   EFFECT OF ACCOUNTING CHANGE                    102               185               180
                                              -------           -------           -------
INCOME TAX EXPENSE                                (41)              (70)              (68)
                                              -------           -------           -------
INCOME BEFORE CUMULATIVE EFFECT
   OF ACCOUNTING CHANGE                            61               115               112
                                              -------           -------           -------
CUMULATIVE EFFECT OF ACCOUNTING
   CHANGE, NET OF TAX                             (22)               --                --
                                              -------           -------           -------
NET INCOME                                    $    39           $   115           $   112
                                              -------           -------           -------


* - Restated.

See accompanying notes to consolidated financial statements.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Loss) (Continued)

                                                              Years Ended December 31,
                                                        ------------------------------------
                                                          2001        2000*         1999*
                                                        -------      -------       --------
                                                                     (In millions)
OTHER COMPREHENSIVE INCOME (LOSS),
    NET OF TAX:
      Net unrealized gains (losses) on
        fixed maturity and equity securities
        available for sale identified in the
        current period (net of income tax
        benefit of $1, income tax expense of
        $30 and income tax benefit of $85
        for the years ended December 31, 2001,
        2000 and 1999, respectively)                    $270           $479           $(855)
                                                        -----          -----           -----

COMPREHENSIVE INCOME (LOSS)                             $309           $594           $(743)
                                                        =====          =====           =====

* - Restated.

See accompanying notes to consolidated financial statements.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                      Years Ended December 31,
                                                         ------------------------------------------------
                                                             2001             2000*               1999*
                                                         ----------        ----------          ----------
                                                                        (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                            $     39           $    115           $    112
   Adjustments to reconcile net
      income to net cash provided by
      operating activities:
         Cumulative effect of accounting
             change, net of tax                                22                 --                 --
         Interest credited to fixed
             annuity contracts                                986                801                661
         Net realized investment losses                       115                 57                 39
         Amortization (accretion) of
             net premiums (discounts) on
             investments                                       (3)                 7                 19
         Amortization of goodwill                              23                 23                 23
         Provision for deferred income
             income taxes                                      16                 46                 68
   Change in:
      Accrued investment income                               (62)               (45)               (45)
      Deferred acquisition costs and cost of
         insurance purchased                                 (173)              (206)              (223)
      Other assets                                            (21)               (98)               203
      Reserves for fixed annuity contracts                    359                613                374
      Income taxes currently receivable/payable                (3)                14                  4
      Other liabilities                                       224                 85                (59)
   Other, net                                                 (14)                (2)               (33)
                                                         --------           --------           --------

NET CASH PROVIDED BY OPERATING ACTIVITIES                   1,508              1,410              1,143
                                                         --------           --------           --------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of:
      Bonds, notes and redeemable preferred
         stocks                                           (21,235)            (8,640)            (7,314)

      Mortgage loans                                          (23)               (57)               (83)
      Other investments, excluding
         short-term investments                               (35)               (44)               (86)

   Sales of:
      Bonds, notes and redeemable preferred
             stocks                                        15,724              5,297              3,917
      Other investments, excluding
         short-term investments                                 6                 26                 56
   Redemptions and maturities of:
      Bonds, notes and redeemable preferred
         stocks                                               763                420                601

      Mortgage loans                                            7                  8                 22
                                                         --------           --------           --------

NET CASH USED IN INVESTING ACTIVITIES                      (4,793)            (2,990)            (2,887)
                                                         --------           --------           --------

See accompanying notes to consolidated financial statements.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)


                                                       Years Ended December 31,
                                              --------------------------------------------
                                                 2001            2000*              1999*
                                              ---------        ---------         ---------
                                                           (In millions)
CASH FLOWS FROM FINANCING
   ACTIVITIES:
   Deposits and premium receipts
      on fixed annuity contracts              $ 5,328           $ 3,859           $ 3,347
   Net exchanges from the fixed
      accounts of variable annuity
      contracts                                  (111)              (77)              (59)
   Withdrawal payments on fixed
      annuity contracts                        (1,619)           (1,831)           (1,243)
   Claims and annuity payments on
      fixed annuity contracts                    (542)             (477)             (380)
   Capital contributions from Parent              253               131               108
                                              -------           -------           -------

NET CASH PROVIDED BY FINANCING
      ACTIVITIES                                3,309             1,605             1,773
                                              -------           -------           -------

NET INCREASE IN CASH AND
   SHORT-TERM INVESTMENTS                          24                25                29

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                         226               201               172
                                              -------           -------           -------

CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                           $   250           $   226           $   201
                                              =======           =======           =======
SUPPLEMENTAL CASH FLOW
   INFORMATION:
   Income taxes paid (refunded)               $    22           $     9           $    (1)
                                              =======           =======           =======

* - Restated.

See accompanying notes to consolidated financial statements.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.       NATURE OF OPERATIONS

         American General Annuity Insurance Company, including its wholly owned subsidiaries (the "Company"), is a Texas-domiciled life insurance company that conducts its business through one business segment, retirement services. The Company develops, markets and issues annuity products through defined distribution channels. The Company sells deferred annuities, including its proprietary fixed annuities, to the savings and retirement markets through financial institutions (primarily banks and thrifts), and sells deferred annuities to both tax-qualified and non-qualified retirement markets through personal producing general agents ("PPGAs"). The Company also sells deferred annuities through its direct sales operations; single premium immediate annuities ("SPIAs"), other than structured settlement SPIAs, through its financial institution and PPGA distribution channels; and variable annuity products.

         The Company's sales of deferred annuity products through financial institutions represent a substantial amount of its total sales from such products. The contracts with the financial institutions have an indefinite life subject to cancellation by either party with thirty days notice. The Company can also terminate the contracts for certain causes without prior notice. There is no guarantee that the Company's contract with any one individual financial institution will not be cancelled at any time. In the event certain individual financial institutions do not renew their contracts, the Company could realize a significant decline in its annuity sales in the near term.

         Sales of deferred annuities by the top producing individual financial institution comprised 23%, 29% and 29% of net premiums collected in 2001, 2000 and 1999, respectively. Sales of deferred annuities through the top five producing individual financial institutions comprised 48%, 45% and 57% of net premiums collected in 2001, 2000 and 1999, respectively.

         The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company. Through its subsidiaries, AIG is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. On August 29, 2001, pursuant to an Agreement and Plan of Merger dated as of May 11, 2001 (the "Agreement and Plan of Merger"), by and among American General Corporation ("AGC"), which was the Company's then-ultimate controlling entity, AIG and Washington Acquisition Corporation ("WAC"), which is a Texas corporation and a wholly owned subsidiary of AIG, WAC was merged with and into AGC, with AGC being the surviving corporation (the "Merger"). As a result of the Merger, AIG became the ultimate parent of the Company. The Texas Department of Insurance approved the Merger on August 28, 2001.

         The Company is a direct, wholly owned subsidiary of AGC Life Insurance Company (the "Parent"), a Missouri-domiciled life insurance company. The Parent is a direct, wholly owned subsidiary of AGC.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

1.       NATURE OF OPERATIONS (Continued)

         The Company was formerly a direct, wholly owned subsidiary of Western National Life Holding Corporation ("WNLHC") which was formerly a direct, wholly owned subsidiary of Western National Corporation ("WNC"). WNC was formerly a direct, wholly owned subsidiary of the Parent.

         On December 20, 2001, WNLHC contributed all of the common stock of American General Investment Advisory Services, Inc. ("AGIAS"), American General Assignment Corporation, Inc. ("AGAC"), American General Financial Institution Group, Inc. ("AGFIG"), WNL Insurance Services, Inc. ("WNLIS") and American General Distributors, Inc. ("AGD") to the Company. The Company, in turn, contributed all of the common stock of AGAC, AGFIG, WNLIS and AGD to AGIAS. After these transactions, AGIAS is the only direct, wholly owned subsidiary of the Company.

         On December 30, 2001, WNLHC was dissolved and, as a result, all the assets and liabilities of WNLHC became the assets and liabilities of WNC and WNLHC ceased its separate legal existence.

         On December 31, 2001, WNC was dissolved and, as a result, all the assets and liabilities of WNC became the assets and liabilities of the Parent and WNC ceased its separate legal existence.

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; using derivative financial instruments under limited circumstances; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         Certain items have been reclassified to conform to the current period's presentation.

         The contribution of the common stock of AGIAS to the Company was accounted for in a manner similar to a pooling of interests and all prior historical financial information presented in the accompanying financial statements and notes has been restated to include AGIAS and its wholly owned subsidiaries.

         Under GAAP, premiums collected on most annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income, as they are recorded directly to reserves for fixed annuity contracts without life contingencies upon receipt. Revenues for these products consist of mortality, expense and surrender charges. For fixed annuity contracts with life contingencies, net premiums are recorded as revenue.

         The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.

         INVESTMENTS: Short-term investments primarily include money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated fair value when necessary for declines in value considered to be other than temporary. These reductions are recorded as realized losses in the consolidated statement of income.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Partnerships are accounted for by the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in net realized investment gains (losses). Real estate held for investment is carried at cost, reduced by accumulated depreciation and impairment provisions.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

         DERIVATIVE FINANCIAL INSTRUMENTS: The Company's use of derivative financial instruments is generally limited to interest rate swap agreements, options to enter into interest rate swap agreements (call and put swaptions) and call options on the S&P 500 index. The Company is neither a dealer nor a trader in derivative financial instruments.

         Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of accumulated other comprehensive income (loss) in shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

         Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

         The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. Swap agreements generally have terms of two to ten years. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

         Swaptions, which are options to enter into interest rate swap agreements, limit the Company's exposure to reduced spreads between investment yields and interest rates credited to policyholders should interest rates decrease or increase significantly over prolonged periods.

         During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain insurance and annuity contracts, which limit the Company's ability to reduce interest crediting rates. Call swaptions, which allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of the Company's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

         Premiums paid to purchase swaptions are included in other invested assets. The Company's swaptions do not qualify for hedge accounting due to the inability to establish hedge effectiveness. The change in the fair value of the swaptions is recognized in net realized investment gains (losses). Gains or losses from swaptions are recognized at the time of expiration or when the option to enter into a swap is exercised.

         Call Options: The Company uses S&P 500 indexed call options to offset the increase in its liabilities resulting from the underlying equity-indexed annuity contracts. The call options provide the Company with settlement payments from the counterparties on specified expiration dates. The payment, if any, is the percentage increase in the index over the strike price defined in the contract, applied to the notional amount. Call options are accounted for as fair value hedges.

         DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are comprised of net interest income, net unrealized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. DAC consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

         As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

         The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

         COST OF INSURANCE PURCHASED ("CIP"): The cost assigned to certain acquired insurance contracts in force at the acquisition date is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates ranging from 4.0% to 7.9%. CIP is charged to expense and

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC. The Company reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DAC.

         VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity fees in the consolidated statement of income.

         GOODWILL: Goodwill amounted to $829.9 million (including accumulated amortization of $88.6 million) and $852.1 million (including accumulated amortization of $65.6 million) at December 31, 2001 and 2000, respectively. Goodwill is amortized using the straight-line method over a forty-year period. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable. See "Recently Issued Accounting Standards" below for a discussion of future accounting for goodwill effective January 1, 2002.

         RESERVES FOR FIXED ANNUITY CONTRACTS WITH AND WITHOUT LIFE
         CONTINGENCIES: Reserves for fixed annuity contracts without life contingencies are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees). Reserves for traditional and fixed annuity contracts with life contingencies are generally calculated using the net level premium method and assumptions as to investment yields, mortality and withdrawals. The assumptions are based on projections of past experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

         FEE INCOME: Variable annuity fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

         INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). SFAS 133 requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. SFAS 133 was postponed by Statement of Financial Accounting Standards No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133, and became effective for the Company on January 1, 2001. Upon adoption, SFAS 133 did not have a material impact on the Company's consolidated results of operations and financial position.

         In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e., collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its consolidated statement of income and comprehensive income for 2001 a cumulative effect of an accounting change adjustment loss of $22.0 million, net of tax.

         In June 2001, the FASB issued Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated statement of income. SFAS 142 is effective for the year commencing January 1, 2002. In addition, SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The Company will apply the new rules on accounting for goodwill and other intangible assets beginning in the first quarter of 2002. Application of the nonamortization provisions of SFAS 142 is expected to result in an increase in pre-tax income of $23.0 million per year. During 2002, the Company will perform the first of the required impairment tests of goodwill as of January 1, 2002 and has not yet determined what the effect of this test will be on the consolidated results of operations and financial position of the Company.

         In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 addresses financial accounting and reporting for the impairment or disposal of long-lived assets and is effective for fiscal years beginning after December 15, 2001. Management anticipates that the new statement will not have a significant effect on either the Company's consolidated results of operations or financial position.

         AMERICAN GENERAL ANNUITY INSURANCE COMPANY

3.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                  Amortized         Estimated
                                                    Cost            Fair Value
                                                   -------          ----------
                                                         (In millions)
          AT DECEMBER 31, 2001:

          Securities of the United States
              Government                           $    70          $    69
          Mortgage-backed securities                 5,414            5,475
          Securities of public utilities             1,312            1,298
          Corporate bonds and notes                 16,412           16,517
          Other debt securities                        216              223
          Redeemable preferred stocks                   46               39
                                                   -------          -------

              Total                                $23,470          $23,621
                                                   =======          =======
          AT DECEMBER 31, 2000:

          Securities of the United States
              Government                           $    52          $    52
          Mortgage-backed securities                 4,074            4,111
          Securities of public utilities               929              927
          Corporate bonds and notes                 13,486           13,181
          Other debt securities                        201              207
          Redeemable preferred stocks                   45               40
                                                   -------          -------
              Total                                $18,787          $18,518

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2001, follow:


                                               Amortized        Estimated
                                                 Cost           Fair Value
                                               ---------        ----------
                                                     (In millions)
         Due in one year or less               $   334          $   339
         Due after one year through
             five years                          3,217            3,285
         Due after five years through
             ten years                           8,507            8,569
         Due after ten years                     5,998            5,953
         Mortgage-backed securities              5,414            5,475
                                               -------          -------
             Total                             $23,470          $23,621
                                               =======          =======

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

3.       INVESTMENTS (Continued)

         Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

         Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                  Gross               Gross
                                                 Unrealized         Unrealized
                                                  Gains               Losses
                                               ----------            ----------
                                                           (In millions)

          AT DECEMBER 31, 2001:
          Securities of the United States
              Government                         $  --               $  (1)
          Mortgage-backed securities                98                 (37)
          Securities of public utilities            24                 (38)
          Corporate bonds and notes                517                (412)
          Other debt securities                      8                  (1)
          Redeemable preferred stocks                1                  (8)
                                                 -----               -----
              Total                              $ 648               $(497)
                                                 =====               =====

                                                  Gross               Gross
                                                 Unrealized         Unrealized
                                                  Gains               Losses
                                               ----------            ----------
                                                           (In millions)
          AT DECEMBER 31, 2000:
          Securities of the United States
          Government                           $   1                 $  (1)
          Mortgage-backed securities              59                   (22)
          Securities of public utilities          13                   (15)
          Corporate bonds and notes              234                  (539)
          Other debt securities                    7                    (1)
          Redeemable preferred stocks              1                    (6)
                                               -----                  -----
    Total                                      $ 315                  $(584)


         There were no gross unrealized gains on common stocks available for sale at December 31, 2001 and 2000. Gross unrealized losses on common stocks available for sale aggregated $0.9 million at December 31, 2001. There were no gross unrealized losses on common stocks available for sale at December 31, 2000.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

3.       INVESTMENTS (Continued)

         Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 are as follows:

                                                                 2001              2000              1999
                                                               --------          --------          --------
                                                                             (In millions)

         Gross unrealized gains                                $   648            $  315            $   32
         Gross unrealized losses                                  (497)             (584)             (779)
         DAC/CIP adjustments                                       (59)               92                61
         Deferred federal income taxes                             (33)              (34)               (4)
                                                               --------           -------           -------
             Net unrealized gains (losses)
                on securities                                  $    59            $ (211)           $ (690)
                                                               ========           =======           =======

         Gross realized investment gains and losses on sales of investments are as follows:

                                                             Years Ended December 31,
                                                    --------------------------------------------------
                                                      2001                2000                  1999
                                                    -------              -------               ------
                                                                           (In millions)
         BONDS, NOTES AND
             REDEEMABLE PREFERRED
             STOCKS:
             Realized gains                          $ 118                $  19                $  18
             Realized losses                           (92)                 (62)                 (65)


         COMMON STOCKS:
             Realized gains                             --                   --                    6

             Realized losses                            --                   --                   --

         PARTNERSHIPS:
             Realized gains                             13                   20                   --
             Realized losses                           (30)                 (14)                  --

         DAC/CIP AMORTIZATION AND
             INVESTMENT EXPENSES, NET:
             Realized gains                             --                   13                   10
             Realized losses                           (40)                  --                   --

         IMPAIRMENT WRITEDOWNS                         (84)                 (33)                  (8)
                                                     -----                -----                -----
         Total net realized
             investment losses                       $(115)               $ (57)               $ (39)
                                                     =====                =====                =====

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

3.       INVESTMENTS (Continued)

         The sources and related amounts of investment income are as follows:

                                                         Years Ended December 31,
                                          -----------------------------------------------------
                                            2001                   2000                  1999
                                          --------              ---------              --------
                                                             (In millions)
Bonds, notes and
    redeemable preferred stocks           $ 1,537                $ 1,269                $ 1,052
Mortgage loans                                 18                     15                     12
Partnerships                                    7                     21                     14
Other invested assets                          25                     26                     25
Short-term investments                         60                     43                     23

Less: investment expenses                     (22)                   (17)                   (14)
                                          -------                -------                -------

    Total investment income               $ 1,625                $ 1,357                $ 1,112
                                          =======                =======                =======

         At December 31, 2001, bonds, notes and redeemable preferred stocks included $1.30 billion of bonds and notes not rated investment grade. Industry concentrations of these non-investment-grade securities included 14% in communications, 10% in energy and 8% in airlines. No other industry concentration constituted more than 5% of these assets.

         At December 31, 2001, no investment in a single entity exceeded 10% of the Company's consolidated shareholder's equity.

         At December 31, 2001, mortgage loans were collateralized by properties located in twenty-two states, with loans totaling approximately 25% of the aggregate carrying value of the portfolio secured by properties located in California, approximately 16% by properties located in New Jersey and approximately 10% by properties located in Illinois. No more than 6% of the portfolio was secured by properties in any other single state.

         At December 31, 2001, the type of property collateralizing the mortgage loan portfolio was approximately 51% office, 44% retail, and 5% industrial.

         At December 31, 2001, bonds, notes and redeemable preferred stocks included $21.6 million of securities in default as to the payment of principal or interest.

         At December 31, 2001, $6.9 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

3.       INVESTMENTS (Continued)

         In the normal course of the Company's asset management, securities are loaned to unaffiliated entities. Collateral is required to support each agreement and is unrestricted. The carrying value of securities subject to lending agreements at December 31, 2001 totaled $9.7 million.

         In the normal course of the Company's asset management, securities are sold and reacquired within thirty days of the sale date to enhance the Company's yield on its investment portfolio. Such transactions involve highly-rated government agency securities.

         For repurchase agreements, Company policy requires a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities.

4.       DERIVATIVE FINANCIAL INSTRUMENTS

         Derivative financial instruments related to investment securities did not have a material effect on investment income or net realized investment gains (losses) in any of the three years in the period ended December 31, 2001, and there was no ineffectiveness associated with derivative financial instruments accounted for as hedges in the year ended December 31, 2001.

         Interest rate swap agreements related to investment securities were as follows:

                                                               December 31,     December 31,
                                                                   2001           2000
                                                               ------------     -----------
                                                                     (In millions)
          Interest rate swap agreements to pay fixed rate:
               Notional amount                                    $   30          $   50
               Average receive rate                                 5.00%           8.50%
               Average pay rate                                     7.77%           7.01%

         Swaptions were as follows:

                                                           December 31,          December 31,
                                                               2001                 2000
                                                           ------------          -----------
                                                                      (In millions)
                   Call swaptions:
                        Notional amount                   $   242                $   780
                        Average strike rate                  5.25%                  5.00%
                   Put swaptions:
                        Notional amount                   $   766                $   584
                        Average strike rate                  8.25%                  8.75%


         The swaptions outstanding at December 31, 2001 expire in 2002. Should the strike rates remain below market rates for call swaptions and above market rates for put swaptions, the swaptions will expire and the Company's exposure would be limited to the premiums paid. These premiums were immaterial.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

4.       DERIVATIVE FINANCIAL INSTRUMENTS (Continued)

         Call options were as follows:

                                                  December 31,       December 31,
                                                       2001             2000
                                                 -------------        ----------
                                                           (In millions)
          Call options:
               Notional amount                    $   12               $    8
               Average strike price                1,446                1,492



         Derivative financial instruments expose the Company to credit risk in the event of nonperformance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on the Company's consolidated results of operations and financial position.

         The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.


5.       FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present based on contractual maturities and risk-adjusted discount rates.

         COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         POLICY LOANS: Fair value is estimated using discounted cash flows and actuarially - determined assumptions, incorporating market interest rates.

         PARTNERSHIPS: Fair value of partnerships investing in equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

         VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the quoted market value of the underlying securities.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Fair value of reserves for fixed annuity contracts is estimated using cash flows discounted at market interest rates.

         VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the quoted market value of the underlying securities of the variable annuity assets held in separate accounts.

         The estimated fair values of the Company's financial instruments at December 31, 2001 and 2000, compared with their respective carrying values, are as follows:

                                                                         Carrying           Fair
                                                                            Value          Value
                                                                        ----------      ---------
                                                                           (In millions)
         DECEMBER 31, 2001:

         ASSETS:
             Cash and short-term investments                             $    250       $    250
             Bonds, notes and redeemable preferred stocks                  23,621         23,621
             Mortgage loans                                                   246            256
             Policy loans                                                      71             70
             Common stocks                                                      3              3
             Partnerships                                                     133            133
             Variable annuity assets held in separate accounts                383            383

         LIABILITIES:
             Reserves for fixed annuity contracts                          20,750         21,020
             Variable annuity liabilities related to separate
                Accounts                                                      383            383

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)


                                                                         Carrying             Fair
                                                                            Value            Value
                                                                         --------        ---------
                                                                               (In millions)
         DECEMBER 31, 2000:
         ASSETS:
             Cash and short-term investments                             $    226         $    226
             Bonds, notes and redeemable preferred stocks                  18,518           18,518
             Mortgage loans                                                   230              235
             Policy loans                                                      77               75
             Common stocks                                                      4                4
             Partnerships                                                     137              137
             Variable annuity assets held in separate accounts                309              309

         LIABILITIES:
             Reserves for fixed annuity contracts                          16,626           17,324
             Variable annuity liabilities related to separate
                accounts                                                      309              309


         The carrying value and fair value of bonds, notes and reedemable preferred stocks include derivative financial instruments with a fair value of $(0.6) million and $2.0 million at December 31, 2001 and 2000, respectively.

6.       DAC AND CIP

         Activity in DAC was as follows:

                                                                        Years Ended December 31,
                                                         -------------------------------------------------------
                                                             2001                 2000                   1999
                                                         ----------             --------               ---------
                                                                             (In millions)
          Balance at January 1                           $   910                $   600                $   264

          Deferrals:
              Commissions                                    322                    238                    213
              Other acquisition costs                         77                     99                     77
          Accretion of interest                               59                     45                     26
          Amortization                                      (213)                  (117)                   (50)
          Offset to net realized
              investment (gains) losses                      (25)                    12                      5
          Effect of net unrealized (gains)
              losses on securities                          (108)                    33                     65
                                                         -------                -------                -------
          Balance at December 31                         $ 1,022                $   910                $   600
                                                         =======                =======                =======

         AMERICAN GENERAL ANNUITY INSURANCE COMPANY

6.       DAC AND CIP (Continued)

         Adjustments were recorded to DAC amortization in 2001 and 2000 to reflect revisions to underlying interest spread and surrender assumptions to more closely approximate expected future experience.

         Activity in CIP was as follows:

                                                                 Years Ended December 31,
                                                         -----------------------------------------------
                                                           2001                2000               1999
                                                         ---------            -------            -------
                                                                           (In millions)
          Balance at January 1                           $ 367                $ 419                $ 376
          Accretion of interest                             16                   19                   22
          Amortization                                     (88)                 (78)                 (65)
          Effect of investment (gains)
              losses on securities                          (6)                   7                    9
          Effect of net unrealized
              (gains) losses on securities                 (43)                  --                   77
                                                         -----                -----                -----
          Balance at December 31                         $ 246                $ 367                $ 419
                                                         =====                =====                =====

         Adjustments were recorded to CIP amortization in 2001 and 2000 to reflect revisions to underlying interest spread and surrender assumptions to more closely approximate expected future experience.

         CIP amortization, net of accretion of interest, expected to be recorded in each of the next five years is $41.5 million, $30.1 million, $25.4 million, $22.4 million and $19.6 million.

7.       REINSURANCE

         In the normal course of business, the Company seeks to limit its exposure to loss on any single policy and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $0.8 million. To the extent that reinsuring companies are unable to meet obligations under these agreements, the Company remains primarily liable. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Assets and liabilities relating to reinsurance contracts are reported gross of the effects of reinsurance. Reinsurance receivables and prepaid reinsurance premiums, including amounts related to insurance liabilities, are reported as assets.

         Direct and assumed life insurance in force totaled $333.3 million, $363.5 million and $403.2 million at December 31, 2001, 2000 and 1999, respectively, and ceded life insurance in force totaled $126.5, $144.9 million and $168.3 million at December 31, 2001, 2000 and 1999, respectively.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

7.       REINSURANCE (Continued)

         The cost of ceded policies containing mortality risks totaled $0.9 million in 2001, $1.1 million in 2000 and $1.1 million in 1999 and was deducted from premiums and other considerations on the consolidated statement of income. Reinsurance recoveries netted against insurance policy benefits totaled $0.5 million, $0.5 million and $0.2 million in 2001, 2000 and 1999, respectively.

         In October 1995, the Company and American General Life Insurance Company ("AG Life"), an affiliate, entered into a modified coinsurance agreement. Under the agreement, AG Life issues structured settlement SPIAs, and 50% of each risk is reinsured to the Company. Under this arrangement, the Company reports its pro rata share of premiums and shares in its pro rata portion of the gain or loss on policies sold. The arrangement resulted in $3.4 million, $2.9 million and $2.3 million of net revenues for the Company in 2001, 2000 and 1999, respectively. As of December 31, 2001 and 2000, the assets and the insurance liabilities recorded by the Company resulting from this agreement were $274.9 million and $273.8 million, respectively. Effective May 1, 1998 and through June 30, 2001, the Company wrote all new structured settlement business under its own name rather than through the modified coinsurance agreement. Effective July 1, 2001, the Company ceased writing structured settlement business.

8.       COMMITMENTS AND CONTINGENT LIABILITIES

         The Company has $46.8 million of unfunded commitments for its investments in partnerships at December 31, 2001.

         Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position of the Company.

         Based on the information available at this time, management believes that the Company has not incurred material losses associated with the terrorist attacks of September 11, 2001.

         All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The December 31, 2001 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that remaining assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

         The Company has various leases, primarily for office space and equipment. Lease expense and future minimum lease commitments under these operating leases are not material.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

9.       SHAREHOLDER'S EQUITY

         The Company is authorized to issue 100,000 shares of its $50 par value common stock. At December 31, 2001 and 2000, 50,000 shares were issued and outstanding.

         Changes in shareholder's equity are as follows:

                                                                        Years Ended December 31,
                                                       -----------------------------------------------------
                                                          2001                 2000                   1999
                                                       ----------            --------               --------
                                                                          (In millions)
           ADDITIONAL PAID-IN
               CAPITAL:
               Beginning balances                      $ 2,211                $ 2,080                $ 1,972
               Capital contributions
                  from Parent                              253                    131                    108
                                                       -------                -------                -------
           Ending balances                             $ 2,464                $ 2,211                $ 2,080
                                                       =======                =======                =======
           RETAINED EARNINGS:
               Beginning balances                      $   445                $   330                $   218
               Net income                                   39                    115                    112
                                                       -------                -------                -------
           Ending balances                             $   484                $   445                $   330
                                                       =======                =======                =======
           ACCUMULATED OTHER
               COMPREHENSIVE INCOME
               (LOSS):
                  Beginning balances                   $  (211)               $  (690)               $   165
                  Change in net
                     unrealized gains
                     (losses) on fixed
                     maturity securities
                     available for sale                    421                    478                 (1,082)
                  Change in net
                     unrealized gains
                     (losses) on equity
                     securities
                     available for sale                     (1)                    --                     --
                  Change in adjustment
                     to deferred
                     acquisition costs                    (151)                    31                    142
                  Tax effects of net
                     changes                                 1                    (30)                    85
                                                       -------                -------                -------
           Ending balances                             $    59                $  (211)               $  (690)
                                                       =======                =======                =======

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

9.       SHAREHOLDER'S EQUITY (Continued)

         Dividends that the Company may pay to its shareholder in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum amount of dividends that can be paid in 2002 without obtaining prior approval of the Insurance Commissioner is $127.3 million.

         There were no dividends paid to the Parent in 2001 or 1999. The Company paid a dividend of $0.5 million to the Parent in 2000.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income (loss) for the years ended December 31, 2001, 2000 and 1999 was approximately $(115.1) million, $24.9 million and $70.2 million, respectively. The Company's statutory capital and surplus totaled approximately $1.27 billion at December 31, 2001 and $1.08 billion at December 31, 2000.

         In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the codification of statutory accounting principles ("Codification"), which replaced the current Accounting Practices and Procedures Manual as the NAIC's primary guidance on statutory accounting effective January 1, 2001. Codification changed prescribed statutory accounting practices and has resulted in changes to the accounting practices that the Company uses to prepare its statutory basis financial statements. Codification has been adopted by all fifty states as the prescribed basis of accounting, including Texas. The adoption of Codification did not have a material impact on the Company's statutory net income or capital and surplus.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

10.      INCOME TAXES

         The components of the provisions for income taxes on pre-tax income consist of the following:


                                                          Net Realized
                                                           Investment
                                                          Gains (Losses)      Operations           Total
                                                          --------------      ----------           --------
                                                                             (In millions)
         YEAR ENDED DECEMBER 31, 2001:
         Currently payable                                $      17          $       8             $      25
         Deferred                                               (57)                73                    16
                                                          ----------         ----------            ---------
             Total income tax expense                     $     (40)         $      81             $      41
                                                          ==========         ==========            =========

         YEAR ENDED DECEMBER 31, 2000:
         Currently payable                                $      32           $      (8)            $      24
         Deferred                                                57                 (11)                   46
                                                          ----------          ----------            ---------
             Total income tax expense                     $      89           $     (19)            $      70
                                                          ==========          ==========            =========

         YEAR ENDED DECEMBER 31, 1999:
         Currently payable                                $     (20)          $      20             $       -
         Deferred                                                 6                  62                    68
                                                          ----------          ----------            ---------
             Total income tax expense                     $     (14)          $      82             $      68
                                                          ==========          ==========            =========

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

10.      INCOME TAXES (Continued)

         Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                                        Years Ended December 31,
                                                        -------------------------------------------------
                                                            2001                2000               1999
                                                        ---------            --------          ---------
                                                                            (In millions)
         Amount computed at
             statutory rate                               $     36            $    65             $     63
         Increases (decreases)
             resulting from:
                Amortization of
                   goodwill                                      8                  8                    8
                State income taxes,
                   net of federal tax
                   benefit                                       1                  1                    -
                Tax credits                                     (3)                (3)                  (3)
                Other, net                                      (1)                (1)                   -
                                                          ---------           --------            ---------
                Total income tax expense                  $     41            $    70             $     68
                                                          =========           ========            =========

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:


                                                         December 31,         December 31,
                                                             2001                 2000
                                                         -----------          -----------
                                                                   (In millions)
          DEFERRED TAX LIABILITIES:
          DAC                                                $ 367                $ 370
          Investments - basis differential                      72                   --
          Other                                                 --                   14
                                                             -----                -----
          Total deferred tax liabilities                       439                  384
                                                             -----                -----
          DEFERRED TAX ASSETS:
          Investments - basis differential                      --                  (47)
          Reserves for fixed annuity contracts                (247)                (253)
          Other                                                (11)                  --
                                                             -----                -----
          Gross deferred tax assets                           (258)                (300)
          Valuation allowance                                   --                   97
                                                             -----                -----
          Total deferred tax assets, net                      (258)                (203)
                                                             -----                -----
          Liability for deferred income taxes                $ 181                $ 181
                                                             =====                =====

AMERICAN GENERAL ANNUITY INSURANCE COMPANY

11.      RELATED-PARTY TRANSACTIONS

         The Company purchases certain services, primarily administrative, use of facilities and data processing services from AGC, AIG or affiliated entities. Amounts paid for such services totaled $20.5 million, $11.6 million and $4.4 million for the years ended December 31, 2001, 2000 and 1999, respectively.

         The Company purchases investment management and mortgage servicing services from an affiliate. Amounts paid for such services totaled $16.3 million, $13.4 million and $12.3 million for the years ended December 31, 2001, 2000 and 1999, respectively.

         The Company provides policy administration services to affiliated entities on an allocated cost basis. Amounts received for such services totaled $0.6 million and $0.4 million for the years ended December 31, 2001 and 2000, respectively. There were no payments in prior years as these arrangements were not initiated until 2000.

12.      EMPLOYEE BENEFIT PLANS

         The Company participates in several employee benefit plans that together cover substantially all of its employees. The amounts related to the benefit plans are not material to the Company's consolidated financial position or results of operations.

13.      SUBSEQUENT EVENTS

         Pursuant to a resolution by the Board of Directors, the Company's name will be changed to AIG Annuity Insurance Company effective March 1, 2002. The name will be operationally effective pursuant to and as permitted by the laws of each jurisdiction in which the Company is licensed to do business.

         Effective March 28, 2002, the Company received a capital contribution of $146.0 million from the Parent.


14.      CORRECTION TO PREVIOUSLY FILED FINANCIAL STATEMENTS

         The amounts presented for other comprehensive income (loss) and comprehensive income (loss) were incorrect in the Company's consolidated financial statements as reported in the May 1, 2002 filings of Post-Effective Amendment No. 3 to the Registration Statement (Form N-4, No. 333-70801) and Post-Effective Amendment No. 14 to the Registration Statement (Form N-4, No. 033-86464) of A.G. Separate Account A (collectively, "the Original Filings"). The corrected amounts, as reported in the consolidated statements of income and comprehensive income (loss) included in these financial statements, are as follows:

                                             Years ended December 31,
                                        -----------------------------------
                                           2001         2000         1999
                                        ----------   ----------   ----------
                                                    (In millions)
          Other comprehensive
           income (loss),
           net of tax                     $270          $479        $(855)
          Comprehensive
           income (loss)                   309           594         (743)

         In the Original Filings, the Company incorrectly reported other comprehensive income (loss), net of tax, of $59 million, $(211) million and $(690) million for the years ended December 31, 2001, 2000 and 1999, respectively, resulting in comprehensive income (loss) of $98 million, $(96) million and $(578) million for the respective periods. This error was of a clerical nature and had no impact on shareholder's equity or net income for the years ended December 31, 2001, 2000 or 1999.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 2001

                                    CONTENTS


Report of Independent Auditors ......................................      1
Statement of Net Assets .............................................      2
Schedule of Portfolio Investments ...................................     12
Statement of Operations .............................................     13
Statements of Changes in Net Assets .................................     23
Notes to Financial Statements .......................................     31

                         REPORT OF INDEPENDENT AUDITORS



TO THE BOARD OF DIRECTORS OF AMERICAN GENERAL ANNUITY INSURANCE COMPANY AND CONTRACT OWNERS OF A.G. SEPARATE ACCOUNT A


We have audited the accompanying statement of net assets of A.G. Separate Account A (comprised of the following divisions: 1 through 9 inclusive, 20 through 29 inclusive, 111 through 118 inclusive, 132 through 136 inclusive, 138 through 139 inclusive, 141 through 149 inclusive, and 151) (collectively, the "Separate Account") as of December 31, 2001, and the related statement of operations for the period ended December 31, 2001 as indicated therein, and the statements of changes in net assets for the periods ended December 31, 2001 and 2000 as indicated therein. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements referred to above present fairly, in all material respects, the financial position of the A.G. Separate Account A at December 31, 2001, and the results of its operations for the period ended December 31, 2001 as indicated therein, and changes in its net assets for the periods ended December 31, 2001 and 2000 as indicated therein, in conformity with accounting principles generally accepted in the United States.



Houston, Texas
March 06, 2002

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001

                                                           ONE GROUP          ONE GROUP          ONE GROUP           ONE GROUP
                                                        INVESTMENT TRUST   INVESTMENT TRUST   INVESTMENT TRUST    INVESTMENT TRUST
                                                           DIVERSIFIED          EQUITY            LARGE CAP           MID CAP
                                                        EQUITY PORTFOLIO    INDEX PORTFOLIO   GROWTH PORTFOLIO     VALUE PORTFOLIO
                                                        ----------------   ----------------   ----------------    -----------------
                                                            DIVISION 1         DIVISION 2         DIVISION 3         DIVISION 4
                                                        ----------------   ----------------   ----------------    -----------------
ASSETS:
  Investment In Shares Of Mutual Funds, At Market       $   15,582,291      $   6,088,872     $   23,667,058       $   16,269,085
                                                        --------------      -------------     --------------       --------------
Net Assets                                              $   15,582,291      $   6,088,872     $   23,667,058       $   16,269,085
                                                        ==============      =============     ==============       ==============
CONTRACT OWNER RESERVES:
  Reserves For Redeemable Annuity Contracts
    (Net Of Applicable
    Contract Loans - Partial Withdrawals
    With Right Of Reinvestment)                         $   15,582,291      $   6,088,872     $    23,667,058       $   16,269,085
                                                        --------------      -------------     ---------------       --------------
Total Contract Owner Reserves                           $   15,582,291      $   6,088,872     $    23,667,058       $   16,269,085
                                                        ==============      =============     ===============       ==============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Net Assets                                            $           --       $         --      $           --       $           --
  Accumulation Units Outstanding                                    --                 --                  --                   --
  Unit Value of Units Outstanding                       $           --       $         --      $           --       $           --

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Net Assets                                            $           --       $         --      $           --       $           --
  Accumulation Units Outstanding                                    --                 --                  --                   --
  Unit Value of Units Outstanding                       $           --       $         --      $           --       $           --

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Net Assets                                            $           --       $         --      $           --       $           --
  Accumulation Units Outstanding                                    --                 --                  --                   --
  Unit Value of Units Outstanding                       $           --       $         --      $           --       $           --

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Net Assets                                            $   15,582,291       $  6,088,872      $   23,667,058       $   16,269,085
  Accumulation Units Outstanding                        $1,778,842.210       $710,996.701      $3,318,752.095       $1,264,176.416
  Unit Value of Units Outstanding                       $     8.759794       $   8.563854      $     7.131312       $    12.869316


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                          DECEMBER 31, 2001 (CONTINUED)

                                                           ONE GROUP           ONE GROUP          ONE GROUP          ONE GROUP
                                                       INVESTMENT TRUST    INVESTMENT TRUST   INVESTMENT TRUST   INVESTMENT TRUST
                                                            MID CAP          DIVERSIFIED         GOVERNMENT             BOND
                                                       GROWTH PORTFOLIO   MID CAP PORTFOLIO    BOND PORTFOLIO        PORTFOLIO
                                                       ----------------   -----------------   ----------------   ----------------
                                                           DIVISION 5         DIVISION 6         DIVISION 7          DIVISION 8
                                                       ----------------   -----------------   ----------------   ----------------
ASSETS:
  Investment In Shares Of Mutual Funds, At Market      $     13,794,390   $       3,682,845   $     22,530,027   $     22,908,509
                                                       ----------------   -----------------   ----------------   ----------------
Net Assets                                             $     13,794,390   $       3,682,845   $     22,530,027   $     22,908,509
                                                       ================   =================   ================   ================
CONTRACT OWNER RESERVES:
  Reserves For Redeemable Annuity Contracts
    (Net Of Applicable
    Contract Loans - Partial Withdrawals
    With Right Of Reinvestment)                        $     13,794,390   $       3,682,845   $     22,530,027   $     22,908,509
                                                       ----------------   -----------------   ----------------   ----------------
Total Contract Owner Reserves                          $     13,794,390   $       3,682,845   $     22,530,027   $     22,908,509
                                                       ================   =================   ================   ================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Net Assets                                           $             --   $              --   $             --   $             --
  Accumulation Units Outstanding                       $             --   $              --   $             --   $             --
  Unit Value of Units Outstanding                      $             --   $              --   $             --   $             --

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Net Assets                                           $             --   $              --   $             --   $             --
  Accumulation Units Outstanding                       $             --   $              --   $             --   $             --
  Unit Value of Units Outstanding                      $             --   $              --   $             --   $             --

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Net Assets                                           $             --   $              --   $             --   $             --
  Accumulation Units Outstanding                       $             --   $              --   $             --   $             --
  Unit Value of Units Outstanding                      $             --   $              --   $             --   $             --

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Net Assets                                           $     13,794,390   $       3,682,845   $     22,530,027   $     22,908,509
  Accumulation Units Outstanding                       $  1,212,057.211   $     309,138.182   $  1,917,945.722   $  1,922,581.472
  Unit Value of Units Outstanding                      $      11.380973   $       11.913265   $      11.746957   $      11.915495


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                          DECEMBER 31, 2001 (CONTINUED)

                                                          ONE GROUP
                                                       INVESTMENT TRUST                       AIM V.I.            LIT
                                                           BALANCED         AIM V.I.       INTERNATIONAL        EMERGING
                                                           PORTFOLIO       VALUE FUND       EQUITY FUND     GROWTH PORTFOLIO
                                                       ----------------  --------------   --------------   -------------------
                                                           DIVISION 9     DIVISION 20      DIVISION 21     DIVISION 22 AND 136
                                                       ----------------  --------------   --------------   -------------------
ASSETS:
  Investment In Shares Of Mutual Funds, At Market      $     8,909,963   $   25,225,616   $    9,990,831   $        32,871,766
                                                       ---------------   --------------   --------------   -------------------
Net Assets                                             $     8,909,963   $   25,225,616   $    9,990,831   $        32,871,766
                                                       ===============   ==============   ==============   ===================

CONTRACT OWNER RESERVES:
  Reserves For Redeemable Annuity Contracts
    (Net Of Applicable
    Contract Loans - Partial Withdrawals
    With Right Of Reinvestment)                        $     8,909,963   $   25,225,616   $    9,990,831   $        32,871,766
                                                       ---------------   --------------   --------------   -------------------
Total Contract Owner Reserves                          $     8,909,963   $   25,225,616   $    9,990,831   $        32,871,766
                                                       ===============   ==============   ==============   ===================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Net Assets                                           $            --   $           --   $           --   $        18,936,892
  Accumulation Units Outstanding                       $            --   $           --   $           --   $       879,285.465
  Unit Value of Units Outstanding                      $            --   $           --   $           --   $         21.536682

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Net Assets                                           $            --   $           --   $           --   $         1,372,059
  Accumulation Units Outstanding                       $            --   $           --   $           --   $        64,119.020
  Unit Value of Units Outstanding                      $            --   $           --   $           --   $         21.398629

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Net Assets                                           $            --   $           --   $           --   $         1,567,403
  Accumulation Units Outstanding                       $            --   $           --   $           --   $       111,677.295
  Unit Value of Units Outstanding                      $            --   $           --   $           --   $         14.035111

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Net Assets                                           $     8,909,963   $   25,225,616   $    9,990,831   $        10,995,412
  Accumulation Units Outstanding                       $   893,993.972   $2,985,728.768   $1,248,248.051   $     1,080,421.303
  Unit Value of Units Outstanding                      $      9.966468   $     8.448730   $     8.003883   $         10.176967


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                          DECEMBER 31, 2001 (CONTINUED)

                                                                     TEMPLETON
                                                  FRANKLIN           DEVELOPING            OPPENHEIMER         VALIC COMPANY I
                                                  SMALL CAP      MARKETS SECURITIES        HIGH INCOME          MONEY MARKET I
                                                FUND - CLASS 2     FUND - CLASS 2            FUND /VA             PORTFOLIO
                                               ---------------   -------------------   -------------------   -------------------
                                                 DIVISION 23     DIVISION 24 AND 115   DIVISION 25 AND 114   DIVISION 26 AND 132
                                               ---------------   -------------------   -------------------   -------------------
ASSETS:
  Investment In Shares Of Mutual Funds,
    At Market                                  $   4,243,287       $    2,340,154         $   11,590,773       $    7,628,595
                                               -------------       --------------         --------------       --------------
Net Assets                                     $   4,243,287       $    2,340,154         $   11,590,773       $    7,628,595
                                               =============       ==============         ==============       ==============
CONTRACT OWNER RESERVES:
  Reserves For Redeemable Annuity Contracts
    (Net Of Applicable
    Contract Loans - Partial Withdrawals
    With Right Of Reinvestment)                $   4,243,287       $    2,340,154         $   11,590,773       $    7,628,595
                                               -------------       --------------         --------------       --------------
Total Contract Owner Reserves                  $   4,243,287       $    2,340,154         $   11,590,773       $    7,628,595
                                               =============       ==============         ==============       ==============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Net Assets                                   $          --       $      880,350         $    3,059,246       $    4,436,853
  Accumulation Units Outstanding               $          --       $   95,373.743         $  311,385.719       $  356,279.354
  Unit Value of Units Outstanding              $          --       $     9.230528         $     9.824618       $    12.453299

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Net Assets                                   $          --       $       19,389         $      139,714       $      395,765
  Accumulation Units Outstanding               $          --       $    2,134.850         $   14,244.377       $   31,984.946
  Unit Value of Units Outstanding              $          --       $     9.082010         $     9.808353       $    12.373464

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Net Assets                                   $          --       $      316,629         $      793,665       $      438,232
  Accumulation Units Outstanding               $          --       $   43,383.039         $   81,759.425       $   39,056.328
  Unit Value of Units Outstanding              $          --       $     7.298460         $     9.707317       $    11.220517

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Net Assets                                   $   4,243,287       $    1,123,786         $    7,598,148       $    2,357,745
  Accumulation Units Outstanding               $ 413,465.510       $  157,992.680         $  795,269.715       $  216,016.545
  Unit Value of Units Outstanding              $   10.262735       $     7.112893         $     9.554179       $    10.914650


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                          DECEMBER 31, 2001 (CONTINUED)

                                                                                                 PUTNAM VT          OPPENHEIMER
                                                          LIT            VALIC COMPANY I       GLOBAL GROWTH        MAIN STREET
                                                       ENTERPRISE         OPPORTUNITIES       FUND - CLASS IB     GROWTH & INCOME
                                                        PORTFOLIO              FUND                SHARES              FUND /VA
                                                     --------------   -------------------   -------------------   ----------------
                                                       DIVISION 27    DIVISION 28 AND 151   DIVISION 29 AND 149     DIVISION 111
                                                     --------------   -------------------   -------------------   ----------------
ASSETS:
  Investment In Shares Of Mutual Funds, At Market    $    2,285,863   $           508,699   $           377,134   $     18,271,924
                                                     --------------   -------------------   -------------------   ----------------
Net Assets                                           $    2,285,863   $           508,699   $           377,134   $     18,271,924
                                                     ==============   ===================   ===================   ================

CONTRACT OWNER RESERVES:
  Reserves For Redeemable Annuity Contracts
    (Net Of Applicable
    Contract Loans - Partial Withdrawals
    With Right Of Reinvestment)                      $    2,285,863   $           508,699   $           377,134   $     18,271,924
                                                     --------------   -------------------   -------------------   ----------------
Total Contract Owner Reserves                        $    2,285,863   $           508,699   $           377,134   $     18,271,924
                                                     ==============   ===================   ===================   ================

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Net Assets                                         $           --   $           364,138   $           241,169   $     14,613,071
  Accumulation Units Outstanding                     $           --   $        61,487.296   $        38,471.235   $  1,455,720.104
  Unit Value of Units Outstanding                    $           --   $          5.922159   $          6.268816   $      10.038379

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Net Assets                                         $           --   $            16,164   $             2,306   $        591,189
  Accumulation Units Outstanding                     $           --   $         2,730.965   $           368.127   $     57,126.325
  Unit Value of Units Outstanding                    $           --   $          5.918800   $          6.265266   $      10.348795

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Net Assets                                         $           --   $            66,698   $           118,737   $      3,067,664
  Accumulation Units Outstanding                     $           --   $        11,275.369   $        18,962.525   $    333,617.376
  Unit Value of Units Outstanding                    $           --   $          5.915414   $          6.261688   $       9.195159

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Net Assets                                         $    2,285,863   $            61,699   $            14,922   $             --
  Accumulation Units Outstanding                     $  284,795.885   $         7,393.900   $         1,789.288   $             --
  Unit Value of Units Outstanding                    $     8.026320   $          8.344578   $          8.339189   $             --


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                          DECEMBER 31, 2001 (CONTINUED)


                                                          OPPENHEIMER                               TEMPLETON
                                                            CAPITAL            OPPENHEIMER        INTERNATIONAL   AIM V.I. CAPITAL
                                                          APPRECIATION      SMALL CAP GROWTH     SECURITIES FUND    APPRECIATION
                                                            FUND/ VA            FUND/ VA             CLASS 2            FUND
                                                          ------------      ----------------     ---------------  ----------------
                                                          DIVISION 112        DIVISION 113        DIVISION 116      DIVISION 117
                                                          ------------      ----------------     ---------------  ----------------
ASSETS:
  Investment In Shares Of Mutual Funds, At Market         $ 12,821,282        $  4,664,518         $  2,624,916     $  7,811,828
                                                          ------------        ------------         ------------     ------------
Net Assets                                                $ 12,821,282        $  4,664,518         $  2,624,916     $  7,811,828
                                                          ============        ============         ============     ============
CONTRACT OWNER RESERVES:
  Reserves For Redeemable Annuity Contracts
   (Net Of Applicable
   Contract Loans - Partial Withdrawals With
   Right Of Reinvestment)                                 $ 12,821,282        $  4,664,518         $  2,624,916     $  7,811,828
                                                          ------------        ------------         ------------     ------------
Total Contract Owner Reserves                             $ 12,821,282        $  4,664,518         $  2,624,916     $  7,811,828
                                                          ============        ============         ============     ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Net Assets                                              $ 10,435,555        $  3,494,753         $  1,962,799     $  5,960,705
  Accumulation Units Outstanding                          $833,068.108        $274,677.611         $199,041.170     $565,468.519
  Unit Value of Units Outstanding                         $  12.526653        $  12.723109         $   9.861272     $  10.541178

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Net Assets                                              $    544,174        $    160,581         $     76,277     $    224,649
  Accumulation Units Outstanding                          $ 46,510.366        $ 12,642.110         $  7,697.522     $ 23,669.855
  Unit Value of Units Outstanding                         $  11.700058        $  12.702047         $   9.909300     $   9.490918

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Net Assets                                              $  1,841,553        $  1,009,184         $    585,840     $  1,626,474
  Accumulation Units Outstanding                          $144,590.135        $ 88,014.286         $ 62,574.908     $174,234.492
  Unit Value of Units Outstanding                         $  12.736335        $  11.466149         $   9.362219     $   9.334971

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Net Assets                                              $         --        $         --         $         --     $         --
  Accumulation Units Outstanding                          $         --        $         --         $         --     $         --
  Unit Value of Units Outstanding                         $         --        $         --         $         --     $         --


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                          DECEMBER 31, 2001 (CONTINUED)


                                                                                                                   VALIC COMPANY I
                                                       AIM V.I. DIVERSIFIED VALIC COMPANY I    VALIC COMPANY I      INTERNATIONAL
                                                            INCOME            STOCK INDEX      GROWTH & INCOME         EQUITIES
                                                             FUND                FUND               FUND                 FUND
                                                       -------------------  ---------------    ---------------     ---------------
                                                          DIVISION 118       DIVISION 133       DIVISION 134        DIVISION 135
                                                       -------------------  ---------------    ---------------     ---------------
ASSETS:
  Investment In Shares Of Mutual Funds, At Market       $   4,347,770       $  19,229,176      $   19,192,647       $   4,465,270
                                                        -------------       -------------      --------------       -------------
Net Assets                                              $   4,347,770       $  19,229,176      $   19,192,647       $   4,465,270
                                                        =============       =============      = =============       =============

CONTRACT OWNER RESERVES:
  Reserves For Redeemable Annuity Contracts
    (Net Of Applicable
    Contract Loans - Partial Withdrawals With
    Right Of Reinvestment)                              $   4,347,770       $  19,229,176      $   19,192,647       $   4,465,270
                                                        -------------       -------------      --------------       -------------
Total Contract Owner Reserves                           $   4,347,770       $  19,229,176      $   19,192,647       $   4,465,270
                                                        =============       =============      ==============       =============


ELITEPLUS BONUS STANDARD BENEFIT UNITS
 Net Assets                                             $   3,358,033       $  16,272,445      $   16,302,284       $   3,759,539
 Accumulation Units Outstanding                         $ 343,757.885       $ 980,727.615      $1,161,341.242       $ 404,540.959
 Unit Value of Units Outstanding                        $    9.768599       $   16.592217      $    14.037462       $    9.293346

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
 Net Assets                                             $      72,824       $     983,842      $    1,134,129       $     269,073
 Accumulation Units Outstanding                         $   7,365.020       $  59,677.846      $   81,314.117       $  29,140.209
 Unit Value of Units Outstanding                        $    9.887830       $   16.485878      $    13.947507       $    9.233743

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
 Net Assets                                             $     916,913       $   1,972,889       $   1,756,234       $     436,658
 Accumulation Units Outstanding                         $  93,790.362       $ 212,897.180       $ 191,699.907       $  61,019.878
 Unit Value of Units Outstanding                        $    9.776203       $    9.266854       $    9.161366       $    7.155982

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
 Net Assets                                             $          --       $          --       $          --       $          --
 Accumulation Units Outstanding                         $          --       $          --       $          --       $          --
 Unit Value of Units Outstanding                        $          --       $          --       $          --       $          --




                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                          DECEMBER 31, 2001 (CONTINUED)


                                                       VALIC COMPANY I                           JANUS ASPEN         JANUS ASPEN
                                                         GOVERNMENT             OCCAT              GROWTH           INTERNATIONAL
                                                         SECURITIES            MANAGED       PORTFOLIO - SERVICE   GROWTH PORTFOLIO
                                                            FUND              PORTFOLIO            SHARES           SERVICE SHARES
                                                       ---------------      -------------    -------------------   ----------------
                                                        DIVISION 138        DIVISION 139         DIVISION 141       DIVISION 142
                                                       ---------------      -------------    -------------------   ----------------
ASSETS:
  Investment In Shares Of Mutual Funds, At Market      $   22,738,008      $   29,952,480       $   1,223,769       $     675,418
                                                       --------------      --------------       -------------       -------------
Net Assets                                             $   22,738,008      $   29,952,480       $   1,223,769       $     675,418
                                                       ==============      ==============       =============       =============
CONTRACT OWNER RESERVES:
  Reserves For Redeemable Annuity Contracts
    (Net Of Applicable
    Contract Loans - Partial Withdrawals
    With Right Of Reinvestment)                        $   22,738,008      $   29,952,480       $   1,223,769       $     675,418
                                                       --------------      --------------       -------------       -------------
Total Contract Owner Reserves                          $   22,738,008      $   29,952,480       $   1,223,769       $     675,418
                                                       ==============      ==============       =============       =============


ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Net Assets                                           $   19,457,691      $   26,424,203       $     733,388       $     553,934
  Accumulation Units Outstanding                       $1,447,441.612      $1,604,375.771       $ 110,289.540       $  78,556.649
  Unit Value of Units Outstanding                      $    13.442816      $    16.470083       $    6.649660       $    7.051393

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Net Assets                                           $    1,146,250      $    1,837,201       $      48,088       $       8,594
  Accumulation Units Outstanding                       $   85,818.873      $  112,267.196       $   7,235.665       $   1,219.390
  Unit Value of Units Outstanding                      $    13.356620      $    16.364535       $    6.645913       $    7.047415

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Net Assets                                           $    2,134,067      $    1,691,076       $     442,293       $     112,890
  Accumulation Units Outstanding                       $  177,814.416      $  167,744.203       $  66,589.460       $  16,027.907
  Unit Value of Units Outstanding                      $    12.001649      $    10.081290       $    6.642095       $    7.043389

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Net Assets                                           $           --      $           --       $          --       $          --
  Accumulation Units Outstanding                       $           --      $           --       $          --       $          --
  Unit Value of Units Outstanding                      $           --      $           --       $          --       $          --


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                          DECEMBER 31, 2001 (CONTINUED)


                                                             MFS          VALIC COMPANY I       VALIC COMPANY II   VALIC COMPANY II
                                                         VIT CAPITAL       T. ROWE PRICE           NEUBERGER             AG
                                                        OPPORTUNITIES     SCIENCE & TECHN.      BERMAN MID CAP      STRATEGIC BOND
                                                            SERIES             FUND               VALUE FUND            FUND
                                                        -------------     ----------------      ----------------   ----------------
                                                        DIVISION 143         DIVISION 144        DIVISION 145        DIVISION 146
                                                        -------------     ----------------      ----------------   ----------------
ASSETS:
  Investment In Shares Of Mutual Funds, At Market       $     586,850       $     567,091       $   1,724,892       $     974,152
                                                        -------------       -------------       -------------       -------------
Net Assets                                              $     586,850       $     567,091       $   1,724,892       $     974,152
                                                        =============       =============       =============       =============
CONTRACT OWNER RESERVES:
  Reserves For Redeemable Annuity Contracts
    (Net Of Applicable
    Contract Loans - Partial Withdrawals
    With Right Of Reinvestment)                         $     586,850       $     567,091       $   1,724,892       $     974,152
                                                        -------------       -------------       -------------       -------------
Total Contract Owner Reserves                           $     586,850       $     567,091       $   1,724,892       $     974,152
                                                        =============       =============       =============       =============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Net Assets                                            $     495,439       $     404,276       $   1,386,554       $     751,429
  Accumulation Units Outstanding                        $  68,794.521       $  85,396.338       $ 133,656.050       $  68,651.909
  Unit Value of Units Outstanding                       $    7.201725       $    4.734112       $   10.374043       $   10.945487

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Net Assets                                            $      13,575       $      19,165       $      35,168       $      27,040
  Accumulation Units Outstanding                        $   1,886.059       $   4,050.624       $   3,391.924       $   2,471.824
  Unit Value of Units Outstanding                       $    7.197647       $    4.731425       $   10.368182       $   10.939308

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Net Assets                                            $      77,836       $     143,650       $     303,170       $     195,683
  Accumulation Units Outstanding                        $  10,819.568       $  30,378.518       $  29,257.161       $  17,898.330
  Unit Value of Units Outstanding                       $    7.193551       $    4.728710       $   10.362277       $   10.933075

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Net Assets                                            $          --       $          --       $          --       $          --
  Accumulation Units Outstanding                        $          --       $          --       $          --       $          --
  Unit Value of Units Outstanding                       $          --       $          --       $          --       $          --




                 See accompanying notes to financial statements.

                              SEPARATE ACCOUNT A OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

              STATEMENT OF NET ASSETS DECEMBER 31, 2001 (CONTINUED)


                                                     VALIC COMPANY II       PUTNAM  VT
                                                           AG                 VOYAGER
                                                      HIGH YIELD BOND    FUND II - CLASS IB
                                                          FUND                SHARES
                                                     ----------------    ------------------
                                                        DIVISION 147        DIVISION 148
                                                     ----------------    ------------------
ASSETS:
  Investment In Shares Of Mutual Funds, At Market       $   279,588        $   707,542
                                                        -----------        -----------
Net Assets                                              $   279,588        $   707,542
                                                        ===========        ===========

CONTRACT OWNER RESERVES:
  Reserves For Redeemable Annuity Contracts
    (Net Of Applicable
    Contract Loans - Partial Withdrawals
    With Right Of Reinvestment)                         $   279,588        $   707,542
                                                        -----------        -----------
Total Contract Owner Reserves                           $   279,588        $   707,542
                                                        ===========        ===========

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Net Assets                                            $   259,361        $   423,382
  Accumulation Units Outstanding                        $25,788.127        $73,749.314
  Unit Value of Units Outstanding                       $ 10.057362        $  5.740824

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Net Assets                                            $     7,556        $    66,748
  Accumulation Units Outstanding                        $   751.720        $11,633.570
  Unit Value of Units Outstanding                       $ 10.051668        $  5.737567

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Net Assets                                            $    12,671        $   217,412
  Accumulation Units Outstanding                        $ 1,261.439        $37,914.319
  Unit Value of Units Outstanding                       $ 10.045955        $  5.734289

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Net Assets                                            $        --        $        --
  Accumulation Units Outstanding                        $        --        $        --
  Unit Value of Units Outstanding                       $        --        $        --





                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2001



                                                                         MARKET       MARKET
UNDERLYING FUND                                         SHARES           PRICE        VALUE                   COST
---------------                                       ----------       --------    ---------------       ---------------
AIM Capital Appreciation                                 359,661       $  21.72          7,811,828       $    11,320,603
AIM Diversified Income                                   476,207           9.13          4,347,770             4,709,883
AIM International Equity Fund                            670,076          14.91          9,990,831            13,829,794
AIM Value Fund                                         1,080,326          23.35         25,225,616            31,034,917
Franklin Small Cap Fund Class 2                          237,719          17.85          4,243,287             5,218,512
Janus Aspen Series Growth Portfolio Service Shares        61,932          19.76          1,223,769             1,327,983
Janus Aspen Series Inter. Growth Service Shares           28,988          23.30            675,418               710,395
LIT Emerging Growth Portfolio                          1,159,089          28.36         32,871,766            49,622,995
LIT Enterprise Portfolio                                 153,517          14.89          2,285,863             2,990,033
MFS VIT Capital Opportunities Series                      43,278          13.56            586,850               620,130
Money Market I Fund                                    7,628,595           1.00          7,628,595             7,628,595
Growth & Income Fund                                   1,407,085          13.64         19,192,647            27,189,194
High Yield Bond Fund                                      35,571           7.86            279,588               290,618
International Equities Fund                              681,721           6.55          4,465,270             7,342,371
Stock Index Fund                                         593,127          32.42         19,229,176            24,602,834
Strategic Bond Fund                                      101,474           9.60            974,152               973,680
Government Securities Fund                             2,211,868          10.28         22,738,008            21,620,231
Mid-Cap Value Fund                                       130,575          13.21          1,724,892             1,742,485
Opportunities Fund                                        92,491           5.50            508,699               538,308
Science & Technology Fund                                 45,331          12.51            567,091               689,593
OCCAT Managed Fund                                       746,014          40.15         29,952,480            31,250,160
OGIT Balanced Portfolio                                  615,329          14.48          8,909,963             9,404,091
OGIT Bond Portfolio                                    2,121,158          10.80         22,908,509            22,454,734
OGIT Diversified Equity Portfolio                      1,046,494          14.89         15,582,291            17,208,705
OGIT Diversified Mid Cap Portfolio                       254,165          14.49          3,682,845             3,979,373
OGIT Equity Index Portfolio                              613,798           9.92          6,088,872             6,973,356
OGIT Government Bond Portfolio                         2,121,471          10.62         22,530,027            22,202,682
OGIT Large Cap Growth Portfolio                        1,723,748          13.73         23,667,058            33,051,334
OGIT Mid Cap Growth Portfolio                            892,841          15.45         13,794,390            16,880,388
OGIT Mid Cap Value Portfolio                           1,283,051          12.68         16,269,085            15,083,914
Oppenheimer Capital Appreciation VA                      350,500          36.58         12,821,282            15,275,574
Oppenheimer High Income                                1,357,233           8.54         11,590,773            12,627,789
Oppenheimer Main Street G & I VA                         962,187          18.99         18,271,924            21,129,596
Oppenheimer Small Cap                                    422,128          11.05          4,664,518             5,070,286
Putnam VT Global Growth Fund Class IB                     40,683           9.27            377,134               389,647
Putnam VT Voyager Fund II Class IB                       142,362           4.97            707,542               734,097
Templeton Developing Markets Securities Fund Class 2     491,629           4.76          2,340,154             2,619,031
Templeton International Securities Fund Class           2223,587          11.74          2,624,916             3,592,089
                                                      ----------                   ---------------       ---------------
TOTALS                                                32,607,009                   $   383,354,879       $   453,930,000
                                                      ==========                   ===============       ===============




                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                ONE GROUP         ONE GROUP         ONE GROUP         ONE GROUP
                                                             INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                                                              DIVERSIFIED          EQUITY          LARGE CAP          MID CAP
                                                             EQUITY PORTFOLIO  INDEX PORTFOLIO   GROWTH PORTFOLIO  VALUE PORTFOLIO
                                                             ----------------  ---------------   ----------------  ---------------
                                                                DIVISION 1        DIVISION 2        DIVISION 3        DIVISION 4
                                                             ----------------  ---------------   ----------------  ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                  $    61,315      $   50,083       $          --      $      90,214
  Capital Gains Distributions From Mutual Funds                         --              --           2,207,952            842,983
                                                               -----------      ----------       -----------        -------------
Investment Income                                                   61,315          50,083           2,207,952            933,197

EXPENSES:
  Mortality and Expense Risk, Administrative
    Fees And Maintenance Charges                                   139,561          64,204             222,116            152,895
                                                               -----------      ----------       -----------        -------------
Net Investment Income                                              (78,246)        (14,121)          1,985,836            780,302
                                                               -----------      ----------       -----------        -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                          (83,188)       (298,986)           (479,411)           166,921
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                               (1,122,912)       (457,320)         (5,660,638)          (406,267)
                                                               -----------      ----------       -----------        -------------
Net Realized And Unrealized Gain (Loss)
 On Investments                                                 (1,206,100)       (756,306)         (6,140,049)          (239,346)
                                                               -----------      ----------       -----------        -------------
Increase (Decrease) In Net Assets Resulting From Operations    $(1,284,346)     $ (770,427)      $  (4,154,213)     $     540,956
                                                               ===========      ==========       =============      =============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)



                                                               ONE GROUP          ONE GROUP          ONE GROUP         ONE GROUP
                                                           INVESTMENT TRUST   INVESTMENT TRUST   INVESTMENT TRUST  INVESTMENT TRUST
                                                                MID CAP          DIVERSIFIED        GOVERNMENT           BOND
                                                           GROWTH PORTFOLIO   MID CAP PORTFOLIO   BOND PORTFOLIO       PORTFOLIO
                                                           ----------------   -----------------  ----------------  ----------------
                                                              DIVISION 5         DIVISION 6         DIVISION 7        DIVISION 8
                                                           ----------------   ----------------   ----------------  ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                 $        --        $     7,449        $ 1,013,105        $ 1,146,735
  Capital Gains Distributions From Mutual Funds                 1,740,731            365,668                 --                 --
                                                              -----------        -----------        -----------        -----------
Investment Income                                               1,740,731            373,117          1,013,105          1,146,735

EXPENSES:
  Mortality and Expense Risk, Administrative Fees
    And Maintenance Charges                                       130,933             34,063            191,710            193,645
                                                              -----------        -----------        -----------        -----------
Net Investment Income                                           1,609,798            339,054            821,395            953,090
                                                              -----------        -----------        -----------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                        (319,346)           (14,531)            37,564             93,600
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                              (2,410,678)          (416,595)           (31,551)            87,727
                                                              -----------        -----------        -----------        -----------
Net Realized And Unrealized Gain (Loss) On Investments         (2,730,024)          (431,126)             6,013            181,327
                                                              -----------        -----------        -----------        -----------

Increase (Decrease) In Net Assets Resulting From Operations   $(1,120,226)       $   (92,072)       $   827,408        $ 1,134,417
                                                              ===========        ===========        ===========        ===========

                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)



                                                                INVESTMENT TRUST                    AIM V.I.           LIT
                                                                    BALANCED        AIM V.I.     INTERNATIONAL    EMERGING GROWTH
                                                                    PORTFOLIO      VALUE FUND     EQUITY FUND        PORTFOLIO
                                                                ----------------  ------------   -------------  -------------------
                                                                   DIVISION 9      DIVISION 20    DIVISION 21   DIVISION 22 AND 136
                                                                ----------------  ------------   -------------  -------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                   $    192,402      $     32,878   $     33,116      $     35,596
  Capital Gains Distributions From Mutual Funds                       23,361           499,086        258,967                --
                                                                ------------      ------------   ------------      ------------
Investment Income                                                    215,763           531,964        292,083            35,596

EXPENSES:
  Mortality and Expense Risk, Administrative Fees
    And Maintenance Charges                                           81,674           240,005         95,257           482,501
                                                                ------------      ------------   ------------      ------------
Net Investment Income                                                134,089           291,959        196,826          (446,905)
                                                                ------------      ------------   ------------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                            (18,493)         (130,719)       (88,952)       (2,306,944)
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                                   (396,087)       (2,986,850)    (2,251,122)      (11,575,892)
                                                                ------------      ------------   ------------      ------------
Net Realized And Unrealized Gain (Loss) On Investments              (414,580)       (3,117,569)    (2,340,074)      (13,882,836)
                                                                ------------      ------------   ------------      ------------

Increase (Decrease) In Net Assets Resulting From Operations     $   (280,491)     $ (2,825,610)  $ (2,143,248)     $(14,329,741)
                                                                ============      ============   ============      ============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                                            TEMPLETON
                                                           FRANKLIN         DEVELOPING          OPPENHEIMER       VALIC COMPANY I
                                                          SMALL CAP     MARKETS SECURITIES      HIGH INCOME        MONEY MARKET I
                                                        FUND - CLASS 2    FUND - CLASS 2          FUND /VA           PORTFOLIO
                                                        -------------- -------------------  ------------------- -------------------
                                                         DIVISION 23   DIVISION 24 AND 115  DIVISION 25 AND 114 DIVISION 26 AND 132
                                                        -------------- -------------------  ------------------- -------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $   13,084      $   18,137           $  846,878           $  210,181
  Capital Gains Distributions From Mutual Funds                   --              --                   --                   --
                                                          ----------      ----------           ----------           ----------
Investment Income                                             13,084          18,137              846,878              210,181

EXPENSES:
  Mortality and Expense Risk, Administrative Fees
    And Maintenance Charges                                   40,095          29,323              123,184               83,886
                                                          ----------      ----------           ----------           ----------
Net Investment Income                                        (27,011)        (11,186)             723,694              126,295
                                                          ----------      ----------           ----------           ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                   (149,031)       (115,350)            (192,979)                  --
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                           (375,165)        (46,287)            (558,267)                  --
                                                          ----------      ----------           ----------           ----------
Net Realized And Unrealized Gain (Loss) On Investments      (524,196)       (161,637)            (751,246)                  --
                                                          ----------      ----------           ----------           ----------
Increase (Decrease) In Net Assets Resulting
  From Operations                                         $ (551,207)     $ (172,823)          $  (27,552)          $  126,295
                                                          ==========      ==========           ==========           ==========


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                                                                   PUTNAM VT         OPPENHEIMER
                                                               LIT         VALIC COMPANY I       GLOBAL GROWTH       MAIN STREET
                                                            ENTERPRISE      OPPORTUNITIES       FUND - CLASS IB    GROWTH & INCOME
                                                            PORTFOLIO            FUND                SHARES            FUND /VA
                                                          ------------   -------------------  -------------------  ----------------
                                                           DIVISION 27   DIVISION 28 AND 151  DIVISION 29 AND 149    DIVISION 111
                                                          ------------   -------------------  -------------------  ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $     3,581     $        --         $    11,870           $    86,518
  Capital Gains Distributions From Mutual Funds               130,047              --                  --                   --
                                                          -----------     -----------         -----------           -----------
Investment Income                                             133,628              --              11,870                86,518

EXPENSES:
  Mortality and Expense Risk, Administrative Fees And
  Maintenance Charges                                          22,763           2,923               2,303               247,116
                                                          -----------     -----------         -----------           -----------
Net Investment Income                                         110,865          (2,923)              9,567              (160,598)
                                                          -----------     -----------         -----------           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                    (173,196)         (6,006)            (23,664)             (326,094)
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                            (380,228)        (29,895)            (12,367)           (1,553,009)
                                                          -----------     -----------         -----------           -----------
Net Realized And Unrealized Gain (Loss) On Investments       (553,424)        (35,901)            (36,031)           (1,879,103)
                                                          -----------     -----------         -----------           -----------
Increase (Decrease) In Net Assets
  Resulting From Operations                               $  (442,559)    $   (38,824)        $   (26,464)          $(2,039,701)
                                                          ===========     ===========         ===========           ===========


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                                OPPENHEIMER                        TEMPLETON
                                                                  CAPITAL       OPPENHEIMER      INTERNATIONAL     AIM V.I. CAPITAL
                                                               APPRECIATION  SMALL CAP GROWTH  SECURITIES FUND -     APPRECIATION
                                                                 FUND/ VA        FUND/ VA           CLASS 2              FUND
                                                               ------------  ----------------  -----------------   ----------------
                                                               DIVISION 112    DIVISION 113      DIVISION 116        DIVISION 117
                                                               ------------  ----------------  -----------------   ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                  $    65,724    $        --        $    84,254        $        --
  Capital Gains Distributions From Mutual Funds                    986,275             --            662,649            627,986
                                                               -----------    -----------        -----------        -----------
Investment Income                                                1,051,999             --            746,903            627,986

EXPENSES:
  Mortality and Expense Risk, Administrative
    Fees And Maintenance Charges                                   168,418         60,916             40,856            119,392
                                                               -----------    -----------        -----------        -----------
Net Investment Income                                              883,581        (60,916)           706,047            508,594
                                                               -----------    -----------        -----------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                          (40,283)        25,401           (420,812)          (169,259)
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period                            (2,528,851)        (7,078)          (846,333)        (2,757,403)
                                                               -----------    -----------        -----------        -----------
Net Realized And Unrealized Gain (Loss) On Investments          (2,569,134)        18,323         (1,267,145)        (2,926,662)
                                                               -----------    -----------        -----------        -----------

Increase (Decrease) In Net Assets Resulting From Operations    $(1,685,553)   $   (42,593)       $  (561,098)       $(2,418,068)
                                                               ===========    ===========        ===========        ===========


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                                                                                    VALIC COMPANY I
                                                           AIM V.I. DIVERSIFIED  VALIC COMPANY I  VALIC COMPANY I    INTERNATIONAL
                                                                  INCOME           STOCK INDEX    GROWTH & INCOME       EQUITIES
                                                                   FUND                FUND             FUND              FUND
                                                           --------------------  ---------------  ---------------   --------------
                                                               DIVISION 118        DIVISION 133     DIVISION 134     DIVISION 135
                                                           --------------------  ---------------  ---------------   --------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                 $   294,943        $   185,575        $   139,627        $   106,246
  Capital Gains Distributions From Mutual Funds                        --            749,107            293,509            568,483
                                                              -----------        -----------        -----------        -----------
Investment Income                                                 294,943            934,682            433,136            674,729

EXPENSES:
  Mortality and Expense Risk, Administrative Fees
    And Maintenance Charges                                        53,924            284,199            304,402             68,834
                                                              -----------        -----------        -----------        -----------
Net Investment Income                                             241,019            650,483            128,734            605,895
                                                              -----------        -----------        -----------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                         (59,116)          (482,085)        (1,778,772)          (530,981)
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period                             (115,004)        (3,016,149)        (1,004,435)        (1,355,933)
                                                              -----------        -----------        -----------        -----------
Net Realized And Unrealized Gain (Loss) On Investments           (174,120)        (3,498,234)        (2,783,207)        (1,886,914)
                                                              -----------        -----------        -----------        -----------
Increase (Decrease) In Net Assets Resulting
  From Operations                                             $    66,899        $(2,847,751)       $(2,654,473)       $(1,281,019)
                                                              ===========        ===========        ===========        ===========





                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                        VALIC COMPANY I                       JANUS ASPEN           JANUS ASPEN
                                                          GOVERNMENT          OCCAT             GROWTH             INTERNATIONAL
                                                          SECURITIES         MANAGED      PORTFOLIO - SERVICE   GROWTH PORTFOLIO -
                                                             FUND           PORTFOLIO           SHARES            SERVICE SHARES
                                                        ---------------    ------------   -------------------   ------------------
                                                          DIVISION 138     DIVISION 139       DIVISION 141          DIVISION 142
                                                        ---------------    ------------   -------------------   -------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                            $ 1,093,497       $   684,577        $     1,646        $     2,912
  Capital Gains Distributions From Mutual Funds                   --                --                 --                 --
                                                         -----------       -----------        -----------        -----------
Investment Income                                          1,093,497           684,577              1,646              2,912

EXPENSES:
  Mortality and Expense Risk, Administrative Fees
    And Maintenance Charges                                  312,853           443,030              9,914              4,767
                                                         -----------       -----------        -----------        -----------
Net Investment Income                                        780,644           241,547             (8,268)            (1,855)
                                                         -----------       -----------        -----------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                    240,607          (121,235)           (82,254)           (15,405)
  Net Unrealized Appreciation (Depreciation) Of
    Investments During The Period                             35,874        (2,104,664)          (103,910)           (34,406)
                                                         -----------       -----------        -----------        -----------
Net Realized And Unrealized Gain (Loss) On Investments       276,481        (2,225,899)          (186,164)           (49,811)
                                                         -----------       -----------        -----------        -----------
Increase (Decrease) In Net Assets
  Resulting From Operations                              $ 1,057,125       $(1,984,352)       $  (194,432)       $   (51,666)
                                                         ===========       ===========        ===========        ===========



                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)


                                                                  MFS         VALIC COMPANY I    VALIC COMPANY II  VALIC COMPANY II
                                                              VIT CAPITAL      T. ROWE PRICE        NEUBERGER            AG
                                                             OPPORTUNITIES    SCIENCE & TECHN.    BERMAN MID CAP   STRATEGIC BOND
                                                                SERIES             FUND             VALUE FUND          FUND
                                                             -------------    ----------------   ----------------  ----------------
                                                              DIVISION 143      DIVISION 144       DIVISION 145     DIVISION 146
                                                             -------------    ----------------   ----------------  ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                $      10        $      --            $   5,749        $  34,203
  Capital Gains Distributions From Mutual Funds                 14,055           33,050               52,478               --
                                                             ---------        ---------            ---------        ---------
Investment Income                                               14,065           33,050               58,227           34,203

EXPENSES:
  Mortality and Expense Risk, Administrative
    Fees And Maintenance Charges                                 4,071            4,190               10,800            5,709
                                                             ---------        ---------            ---------        ---------

Net Investment Income                                            9,994           28,860               47,427           28,494
                                                             ---------        ---------            ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                      (31,635)         (20,366)              (6,955)          (1,376)
  Net Unrealized Appreciation (Depreciation) Of Investments    (33,652)        (118,764)             (18,720)             488
                                                             ---------        ---------            ---------        ---------
    During The Period
Net Realized And Unrealized Gain (Loss) On Investments         (65,287)        (139,130)             (25,675)            (888)
                                                             ---------        ---------            ---------        ---------

Increase (Decrease) In Net Assets
    Resulting From Operations                                $ (55,293)       $(110,270)           $  21,752        $  27,606
                                                             =========        =========            =========        =========



                 See accompanying notes to financial statements.

                              SEPARATE ACCOUNT A OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)



                                                                VALIC COMPANY II     PUTNAM  VT
                                                                      AG              VOYAGER
                                                                HIGH YIELD BOND   FUND II - CLASS IB
                                                                     FUND             SHARES
                                                                ---------------   -------------------
                                                                  DIVISION 147      DIVISION 148
                                                                ---------------   -------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                      $  17,742          $      --
  Capital Gains Distributions From Mutual Funds                           --                 --
                                                                   ---------          ---------
Investment Income                                                     17,742                 --

EXPENSES:
  Mortality and Expense Risk, Administrative
    Fees And Maintenance Charges                                       2,461              5,873
                                                                   ---------          ---------
Net Investment Income                                                 15,281             (5,873)
                                                                   ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) On Investments                             (4,808)           (80,645)
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period                                 (10,910)           (25,260)
                                                                   ---------          ---------
Net Realized And Unrealized Gain (Loss) On Investments               (15,718)          (105,905)
                                                                   ---------          ---------

Increase (Decrease) In Net Assets Resulting From Operations       $    (437)         $(111,778)
                                                                   =========          =========



                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS




                                                         ONE GROUP                      ONE GROUP
                                                     INVESTMENT TRUST                INVESTMENT TRUST
                                                        DIVERSIFIED                       EQUITY
                                                     EQUITY PORTFOLIO                 INDEX PORTFOLIO
                                                ------------------------------------------------------------
                                                         DIVISION 1                      DIVISION 2
                                                ------------------------------------------------------------
                                                   FOR THE        FOR THE         FOR THE         FOR THE
                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                  DECEMBER        DECEMBER        DECEMBER        DECEMBER
                                                  31, 2001        31, 2000        31, 2001        31, 2000
                                                ------------    ------------    ------------    ------------

OPERATIONS:
  Net Investment Income (Loss)                  $    (78,246)   $    (32,781)   $    (14,120)   $     28,601
  Net Realized Gain (Loss) On Investments            (83,188)         (3,804)       (298,986)          4,187
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period              (1,122,912)       (474,445)       (457,320)       (459,440)
                                                ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets
    Resulting From Operations                     (1,284,346)       (511,030)       (770,426)       (426,652)
                                                ------------    ------------    ------------    ------------


PRINCIPAL TRANSACTIONS:
  Purchase Payments                                1,121,542       2,973,834       1,024,127       2,048,950
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                    (789,260)       (158,229)       (491,872)       (144,949)
  Intra Fund Transfers                                    --              --              --              --
  Amounts Transferred From (To) The Company's
    General Account, Net                           7,213,035       6,107,851       1,401,096       2,722,245
                                                ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                    7,545,317       8,923,456       1,933,351       4,626,246
                                                ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets            6,260,971       8,412,426       1,162,925       4,199,594

NET ASSETS:
Beginning Of Period                                9,321,320         908,894       4,925,947         726,353
                                                ------------    ------------    ------------    ------------
End Of Period                                   $ 15,582,291    $  9,321,320    $  6,088,872    $  4,925,947
                                                ============    ============    ============    ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                              --              --              --              --
  Decrease for surrendered contracts                      --              --              --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  --              --              --              --
  Increase (decrease) in units outstanding                --              --              --              --
  Accumulation units at beginning of period               --              --              --              --
  Accumulation units at end of period                     --              --              --              --

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                              --              --              --              --
  Decrease for surrendered contracts                      --              --              --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  --              --              --              --
                                                ------------    ------------    ------------    ------------
  Increase (decrease) in units outstanding                --              --              --              --
  Accumulation units at beginning of period               --              --              --              --
                                                ------------    ------------    ------------    ------------
  Accumulation units at end of period                     --              --              --              --
                                                ============    ============    ============    ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                              --              --              --              --
  Decrease for surrendered contracts                      --              --              --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  --              --              --              --
                                                ------------    ------------    ------------    ------------
  Increase (decrease) in units outstanding                --              --              --              --
  Accumulation units at beginning of period               --              --              --              --
                                                ------------    ------------    ------------    ------------
  Accumulation units at end of period                     --              --              --              --
                                                ============    ============    ============    ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                         122,707         284,375         113,741         191,197
  Decrease for surrendered contracts                 (87,548)        (15,321)        (56,493)        (13,267)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                             803,548         584,410         155,344         254,711
                                                ------------    ------------    ------------    ------------
  Increase (decrease) in units outstanding           838,707         853,464         212,592         432,641
  Accumulation units at beginning of period          940,135          86,671         498,405          65,764
                                                ------------    ------------    ------------    ------------
  Accumulation units at end of period              1,778,842         940,135         710,997         498,405
                                                ============    ============    ============    ============





                                                          ONE GROUP                       ONE GROUP
                                                       INVESTMENT TRUST               INVESTMENT TRUST
                                                           LARGE CAP                       MID CAP
                                                       GROWTH PORTFOLIO                VALUE PORTFOLIO
                                                 ------------------------------------------------------------
                                                           DIVISION 3                     DIVISION 4
                                                 ------------------------------------------------------------
                                                    FOR THE        FOR THE          FOR THE        FOR THE
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                   DECEMBER        DECEMBER        DECEMBER        DECEMBER
                                                   31, 2001        31, 2000        31, 2001        31, 2000
                                                 ------------    ------------    ------------    ------------

OPERATIONS:
  Net Investment Income (Loss)                   $  1,985,835    $        669    $    780,302    $        706
  Net Realized Gain (Loss) On Investments            (479,411)          5,587         166,921          13,544
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period               (5,660,638)     (3,724,921)       (406,267)      1,552,755
                                                 ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets
    Resulting From Operations                      (4,154,214)     (3,718,665)        540,956       1,567,005
                                                 ------------    ------------    ------------    ------------


PRINCIPAL TRANSACTIONS:
  Purchase Payments                                 1,907,323       6,042,624       1,382,373       2,649,944
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                   (1,267,333)       (433,135)       (842,946)       (153,250)
  Intra Fund Transfers                                     --              --              --              --
  Amounts Transferred From (To) The Company's
    General Account, Net                           11,534,741      11,786,093       4,629,074       5,604,757
                                                 ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                    12,174,731      17,395,582       5,168,501       8,101,451
                                                 ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets             8,020,517      13,676,917       5,709,457       9,668,456

NET ASSETS:
Beginning Of Period                                15,646,541       1,969,624      10,559,628         891,172
                                                 ------------    ------------    ------------    ------------
End Of Period                                    $ 23,667,058    $ 15,646,541    $ 16,269,085    $ 10,559,628
                                                 ============    ============    ============    ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                               --              --              --              --
  Decrease for surrendered contracts                       --              --              --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                   --              --              --              --
  Increase (decrease) in units outstanding                 --              --              --              --
  Accumulation units at beginning of period                --              --              --              --
  Accumulation units at end of period                      --              --              --              --

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                               --              --              --              --
  Decrease for surrendered contracts                       --              --              --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                   --              --              --              --
                                                 ------------    ------------    ------------    ------------
  Increase (decrease) in units outstanding                 --              --              --              --
  Accumulation units at beginning of period                --              --              --              --
                                                 ------------    ------------    ------------    ------------
  Accumulation units at end of period                      --              --              --              --
                                                 ============    ============    ============    ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                               --              --              --              --
  Decrease for surrendered contracts                       --              --              --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                   --              --              --              --
                                                 ------------    ------------    ------------    ------------
  Increase (decrease) in units outstanding                 --              --              --              --
  Accumulation units at beginning of period                --              --              --              --
                                                 ------------    ------------    ------------    ------------
  Accumulation units at end of period                      --              --              --              --
                                                 ============    ============    ============    ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                          242,101         539,267         110,859         249,542
  Decrease for surrendered contracts                 (167,545)        (38,376)        (68,273)        (14,298)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                            1,515,290       1,062,257         371,640         524,002
                                                 ------------    ------------    ------------    ------------
  Increase (decrease) in units outstanding          1,589,846       1,563,148         414,226         759,246
  Accumulation units at beginning of period         1,728,906         165,758         849,950          90,704
                                                 ------------    ------------    ------------    ------------
  Accumulation units at end of period               3,318,752       1,728,906       1,264,176         849,950
                                                 ============    ============    ============    ============














                                                          ONE GROUP
                                                      INVESTMENT TRUST
                                                           MID CAP
                                                       GROWTH PORTFOLIO
                                                  ----------------------------
                                                          DIVISION 5
                                                  ----------------------------
                                                    FOR THE         FOR THE
                                                   YEAR ENDED      YEAR ENDED
                                                    DECEMBER        DECEMBER
                                                    31, 2001        31, 2000
                                                  ------------    ------------

OPERATIONS:
  Net Investment Income (Loss)                    $  1,609,798    $      3,096
  Net Realized Gain (Loss) On Investments             (319,346)         13,936
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period                (2,410,678)       (672,212)
                                                  ------------    ------------
  Increase (Decrease) In Net Assets
    Resulting From Operations                       (1,120,226)       (655,180)
                                                  ------------    ------------


PRINCIPAL TRANSACTIONS:
  Purchase Payments                                  1,352,337       4,225,690
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                      (734,711)       (159,749)
  Intra Fund Transfers                                      --              --
  Amounts Transferred From (To) The Company's
    General Account, Net                             4,779,170       5,314,634
                                                  ------------    ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                      5,396,796       9,380,575
                                                  ------------    ------------
Total Increase (Decrease) In Net Assets              4,276,570       8,725,395

NET ASSETS:
Beginning Of Period                                  9,517,820         792,425
                                                  ------------    ------------
End Of Period                                     $ 13,794,390    $  9,517,820
                                                  ============    ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                --              --
  Decrease for surrendered contracts                        --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                    --              --
  Increase (decrease) in units outstanding                  --              --
  Accumulation units at beginning of period                 --              --
  Accumulation units at end of period                       --              --

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                --              --
  Decrease for surrendered contracts                        --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                    --              --
                                                  ------------    ------------
  Increase (decrease) in units outstanding                  --              --
  Accumulation units at beginning of period                 --              --
                                                  ------------    ------------
  Accumulation units at end of period                       --              --
                                                  ============    ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                --              --
  Decrease for surrendered contracts                        --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                    --              --
                                                  ------------    ------------
  Increase (decrease) in units outstanding                  --              --
  Accumulation units at beginning of period                 --              --
                                                  ------------    ------------
  Accumulation units at end of period                       --              --
                                                  ============    ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                           116,735         303,743
  Decrease for surrendered contracts                   (66,546)        (11,362)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                               423,302         381,880
                                                  ------------    ------------
  Increase (decrease) in units outstanding             473,491         674,261
  Accumulation units at beginning of period            738,566          64,305
                                                  ------------    ------------
  Accumulation units at end of period                1,212,057         738,566
                                                  ============    ============



                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                         ONE GROUP                      ONE GROUP
                                                      INVESTMENT TRUST               INVESTMENT TRUST
                                                         DIVERSIFIED                    GOVERNMENT
                                                      MID CAP PORTFOLIO               BOND PORTFOLIO
                                                ------------------------------------------------------------
                                                         DIVISION 6                      DIVISION 7
                                                ------------------------------------------------------------
                                                   FOR THE        FOR THE         FOR THE         FOR THE
                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                  DECEMBER        DECEMBER        DECEMBER        DECEMBER
                                                  31, 2001        31, 2000        31, 2001        31, 2000
                                                ------------    ------------    ------------    ------------


OPERATIONS:
  Net Investment Income (Loss)                  $    339,054    $     (1,602)   $    821,395    $    323,573
  Net Realized Gain (Loss) On Investments            (14,531)          9,352          37,564           3,411
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period                (416,595)        117,614         (31,551)        374,493
                                                ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets
  Resulting From Operations                          (92,072)        125,364         827,408         701,477
                                                ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                  293,726         729,976       1,711,997       2,853,892
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                    (179,850)        (31,410)     (1,334,074)       (213,878)
    Intra Fund Transfers                                  --              --              --              --
  Amounts Transferred From (To) The Company's
    General Account, Net                           1,310,986       1,326,622      10,349,757       6,620,635
                                                ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                    1,424,862       2,025,188      10,727,680       9,260,649
                                                ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets            1,332,790       2,150,552      11,555,088       9,962,126

NET ASSETS:
Beginning Of Period                                2,350,055         199,503      10,974,939       1,012,813
                                                ------------    ------------    ------------    ------------
End Of Period                                   $  3,682,845    $  2,350,055    $ 22,530,027    $ 10,974,939
                                                ============    ============    ============    ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                              --              --              --              --
  Decrease for surrendered contracts                      --              --              --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  --              --              --              --
                                                ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                  --              --              --              --
Accumulation units at beginning of period                 --              --              --              --
                                                ------------    ------------    ------------    ------------
Accumulation units at end of period                       --              --              --              --
                                                ============    ============    ============    ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                              --              --              --              --
  Decrease for surrendered contracts                      --              --              --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  --              --              --              --
                                                ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                  --              --              --              --
Accumulation units at beginning of period                 --              --              --              --
                                                ------------    ------------    ------------    ------------
Accumulation units at end of period                       --              --              --              --
                                                ============    ============    ============    ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                              --              --              --              --
  Decrease for surrendered contracts                      --              --              --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  --              --              --              --
                                                ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                  --              --              --              --
Accumulation units at beginning of period                 --              --              --              --
                                                ------------    ------------    ------------    ------------
Accumulation units at end of period                       --              --              --              --
                                                ============    ============    ============    ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                          25,197          61,036         149,720         275,348
  Decrease for surrendered contracts                 (15,524)         (2,638)       (116,141)        (20,248)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                             112,341         109,968         895,780         632,477
                                                ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding             122,014         168,366         929,359         887,577
Accumulation units at beginning of period            187,124          18,758         988,587         101,010
                                                ------------    ------------    ------------    ------------
Accumulation units at end of period                  309,138         187,124       1,917,946         988,587
                                                ============    ============    ============    ============

                                                           ONE GROUP                       ONE GROUP
                                                       INVESTMENT TRUST                INVESTMENT TRUST
                                                             BOND                          BALANCED
                                                           PORTFOLIO                       PORTFOLIO
                                                  ------------------------------------------------------------
                                                            DIVISION 8                     DIVISION 9
                                                  ------------------------------------------------------------
                                                     FOR THE        FOR THE          FOR THE        FOR THE
                                                   YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                    DECEMBER        DECEMBER        DECEMBER        DECEMBER
                                                    31, 2001        31, 2000        31, 2001        31, 2000
                                                  ------------    ------------    ------------    ------------


OPERATIONS:
  Net Investment Income (Loss)                    $    953,090    $    306,551    $    134,089    $     59,105
  Net Realized Gain (Loss) On Investments               93,600            (809)        (18,493)          4,266
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period                    87,727         384,970        (396,087)       (103,195)
                                                  ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets
  Resulting From Operations                          1,134,417         690,712        (280,491)        (39,824)
                                                  ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                  1,594,458       2,569,981         558,545       1,807,148
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                    (1,712,772)       (228,867)       (457,191)       (153,342)
    Intra Fund Transfers                                    --              --              --              --
  Amounts Transferred From (To) The Company's
    General Account, Net                            11,225,925       6,601,704       3,738,477       3,104,456
                                                  ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                     11,107,611       8,942,818       3,839,831       4,758,262
                                                  ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets             12,242,028       9,633,530       3,559,340       4,718,438

NET ASSETS:
Beginning Of Period                                 10,666,481       1,032,951       5,350,623         632,185
                                                  ------------    ------------    ------------    ------------
End Of Period                                     $ 22,908,509    $ 10,666,481    $  8,909,963    $  5,350,623
                                                  ============    ============    ============    ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                --              --              --              --
  Decrease for surrendered contracts                        --              --              --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                    --              --              --              --
                                                  ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                    --              --              --              --
Accumulation units at beginning of period                   --              --              --              --
                                                  ------------    ------------    ------------    ------------
Accumulation units at end of period                         --              --              --              --
                                                  ============    ============    ============    ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                --              --              --              --
  Decrease for surrendered contracts                        --              --              --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                    --              --              --              --
                                                  ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                    --              --              --              --
Accumulation units at beginning of period                   --              --              --              --
                                                  ------------    ------------    ------------    ------------
Accumulation units at end of period                         --              --              --              --
                                                  ============    ============    ============    ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                --              --              --              --
  Decrease for surrendered contracts                        --              --              --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                    --              --              --              --
                                                  ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                    --              --              --              --
Accumulation units at beginning of period                   --              --              --              --
                                                  ------------    ------------    ------------    ------------
Accumulation units at end of period                         --              --              --              --
                                                  ============    ============    ============    ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                           138,225         248,540          55,672         172,042
  Decrease for surrendered contracts                  (148,728)        (21,763)        (45,439)        (14,452)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                               969,050         633,708         372,050         293,365
                                                  ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding               958,547         860,485         382,283         450,955
Accumulation units at beginning of period              964,034         103,549         511,711          60,756
                                                  ------------    ------------    ------------    ------------
Accumulation units at end of period                  1,922,581         964,034         893,994         511,711
                                                  ============    ============    ============    ============


                                                            AIM V.I.
                                                          VALUE FUND
                                                  ----------------------------
                                                          DIVISION 20
                                                  ----------------------------
                                                    FOR THE         FOR THE
                                                   YEAR ENDED      YEAR ENDED
                                                    DECEMBER        DECEMBER
                                                    31, 2001        31, 2000
                                                  ------------    ------------


OPERATIONS:
  Net Investment Income (Loss)                    $    291,959    $    603,412
  Net Realized Gain (Loss) On Investments             (130,719)          5,286
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period                (2,986,850)     (2,971,790)
                                                  ------------    ------------
Increase (Decrease) In Net Assets
  Resulting From Operations                         (2,825,610)     (2,363,092)
                                                  ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                  2,178,922       6,505,518
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                    (1,222,598)       (310,062)
    Intra Fund Transfers                                    --              --
  Amounts Transferred From (To) The Company's
    General Account, Net                            10,710,161      10,497,139
                                                  ------------    ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                     11,666,485      16,692,595
                                                  ------------    ------------
Total Increase (Decrease) In Net Assets              8,840,875      14,329,503

NET ASSETS:
Beginning Of Period                                 16,384,741       2,055,238
                                                  ------------    ------------
End Of Period                                     $ 25,225,616    $ 16,384,741
                                                  ============    ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                --              --
  Decrease for surrendered contracts                        --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                    --              --
                                                  ------------    ------------
Increase (decrease) in units outstanding                    --              --
Accumulation units at beginning of period                   --              --
                                                  ------------    ------------
Accumulation units at end of period                         --              --
                                                  ============    ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                --              --
  Decrease for surrendered contracts                        --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                    --              --
                                                  ------------    ------------
Increase (decrease) in units outstanding                    --              --
Accumulation units at beginning of period                   --              --
                                                  ------------    ------------
Accumulation units at end of period                         --              --
                                                  ============    ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                --              --
  Decrease for surrendered contracts                        --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                    --              --
                                                  ------------    ------------
Increase (decrease) in units outstanding                    --              --
Accumulation units at beginning of period                   --              --
                                                  ------------    ------------
Accumulation units at end of period                         --              --
                                                  ============    ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                           240,269         579,109
  Decrease for surrendered contracts                  (139,848)        (28,978)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                             1,209,256         948,531
                                                  ------------    ------------
Increase (decrease) in units outstanding             1,309,677       1,498,662
Accumulation units at beginning of period            1,676,052         177,390
                                                  ------------    ------------
Accumulation units at end of period                  2,985,729       1,676,052
                                                  ============    ============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                           AIM V.I.                        LIT
                                                        INTERNATIONAL                EMERGING GROWTH
                                                         EQUITY FUND                    PORTFOLIO
                                                ------------------------------------------------------------
                                                         DIVISION 21               DIVISION 22 AND 136
                                                ------------------------------------------------------------
                                                   FOR THE        FOR THE         FOR THE         FOR THE
                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                  DECEMBER        DECEMBER        DECEMBER        DECEMBER
                                                  31, 2001        31, 2000        31, 2001        31, 2000
                                                ------------    ------------    ------------    ------------

OPERATIONS:
  Net Investment Income (Loss)                  $    196,826    $    389,768    $   (446,905)   $   (515,608)
  Net Realized Gain (Loss) On Investments            (88,952)          4,533      (2,306,944)        962,054
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period              (2,251,122)     (1,709,532)    (11,575,892)     (7,017,305)
                                                ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets
  Resulting From Operations                       (2,143,248)     (1,315,231)    (14,329,741)     (6,570,859)
                                                ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                  876,664       2,702,744       1,948,960       5,997,667
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                    (542,796)       (114,706)     (2,747,784)     (4,902,518)
  Intra Fund Transfers                                    --              --      (1,581,869)      3,576,022
  Amounts Transferred From (To) The Company's
    General Account, Net                           5,121,848       4,661,727       8,198,313       8,567,452
                                                ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                    5,455,716       7,249,765       5,817,620      13,238,623
                                                ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets            3,312,468       5,934,534      (8,512,121)      6,667,764

NET ASSETS:
Beginning Of Period                                6,678,363         743,829      41,383,887      34,716,123
                                                ------------    ------------    ------------    ------------
End Of Period                                   $  9,990,831    $  6,678,363    $ 32,871,766    $ 41,383,887
                                                ============    ============    ============    ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                              --              --          23,077          32,827
  Decrease for surrendered contracts                      --              --         (76,991)       (105,891)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  --              --          45,268         146,793
                                                ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                  --              --          (8,646)         73,729
Accumulation units at beginning of period                 --              --         887,931         814,202
                                                ------------    ------------    ------------    ------------
Accumulation units at end of period                       --              --         879,285         887,931
                                                ============    ============    ============    ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                              --              --             683           1,348
  Decrease for surrendered contracts                      --              --          (7,339)         (7,125)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  --              --          (2,972)          1,956
                                                ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                  --              --          (9,628)         (3,821)
Accumulation units at beginning of period                 --              --          73,747          77,568
                                                ------------    ------------    ------------    ------------
Accumulation units at end of period                       --              --          64,119          73,747
                                                ============    ============    ============    ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                              --              --           2,042           5,718
  Decrease for surrendered contracts                      --              --          (9,946)        (12,295)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  --              --          27,932          28,333
                                                ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                  --              --          20,028          21,756
Accumulation units at beginning of period                 --              --          91,649          69,893
                                                ------------    ------------    ------------    ------------
Accumulation units at end of period                       --              --         111,677          91,649
                                                ============    ============    ============    ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                          95,839         213,485         107,217         242,761
  Decrease for surrendered contracts                 (62,509)         (9,389)        (51,021)         (7,627)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                             584,270         375,449         436,931         293,565
                                                ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding             617,600         579,545         493,127         528,699
Accumulation units at beginning of period            630,648          51,103         587,294          58,595
                                                ------------    ------------    ------------    ------------
Accumulation units at end of period                1,248,248         630,648       1,080,421         587,294
                                                ============    ============    ============    ============

                                                                                            TEMPLETON
                                                             FRANKLIN                       DEVELOPING
                                                             SMALL CAP                  MARKETS SECURITIES
                                                          FUND - CLASS 2                  FUND - CLASS 2
                                                   ------------------------------------------------------------
                                                            DIVISION 23                DIVISION 24 AND 115
                                                   ------------------------------------------------------------
                                                      FOR THE        FOR THE          FOR THE        FOR THE
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                     DECEMBER        DECEMBER        DECEMBER        DECEMBER
                                                     31, 2001        31, 2000        31, 2001        31, 2000
                                                   ------------    ------------    ------------    ------------

OPERATIONS:
  Net Investment Income (Loss)                     $    (27,011)   $        158    $    (11,186)   $    (11,775)
  Net Realized Gain (Loss) On Investments              (149,031)         11,045        (115,350)       (233,443)
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period                   (375,165)       (634,329)        (46,287)       (347,396)
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets
  Resulting From Operations                            (551,207)       (623,126)       (172,823)       (592,614)
                                                   ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                     338,279       1,466,740         151,239         531,896
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                       (138,854)        (21,647)       (127,345)       (117,278)
  Intra Fund Transfers                                       --              --         (91,252)        288,417
  Amounts Transferred From (To) The Company's
    General Account, Net                              1,360,744       2,201,971         585,894       1,028,996
                                                   ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                       1,560,169       3,647,064         518,536       1,732,031
                                                   ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets               1,008,962       3,023,938         345,713       1,139,417

NET ASSETS:
Beginning Of Period                                   3,234,325         210,387       1,994,441         855,024
                                                   ------------    ------------    ------------    ------------
End Of Period                                      $  4,243,287    $  3,234,325    $  2,340,154    $  1,994,441
                                                   ============    ============    ============    ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                 --              --           5,439           4,293
  Decrease for surrendered contracts                         --              --          (6,454)         (8,953)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                     --              --           9,570          45,329
                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                     --              --           8,555          40,669
Accumulation units at beginning of period                    --              --          86,819          46,150
                                                   ------------    ------------    ------------    ------------
Accumulation units at end of period                          --              --          95,374          86,819
                                                   ============    ============    ============    ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                 --              --              (4)             --
  Decrease for surrendered contracts                         --              --            (275)             (6)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                     --              --               5           1,509
                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                     --              --            (274)          1,503
Accumulation units at beginning of period                    --              --           2,409             906
                                                   ------------    ------------    ------------    ------------
Accumulation units at end of period                          --              --           2,135           2,409
                                                   ============    ============    ============    ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                 --              --              30           1,695
  Decrease for surrendered contracts                         --              --          (3,142)           (516)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                     --              --          15,237          24,958
                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                     --              --          12,125          26,137
Accumulation units at beginning of period                    --              --          31,258           5,121
                                                   ------------    ------------    ------------    ------------
Accumulation units at end of period                          --              --          43,383          31,258
                                                   ============    ============    ============    ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                             31,054         100,179          11,553          46,006
  Decrease for surrendered contracts                    (13,646)         (1,481)         (5,104)           (653)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                132,055         151,136          45,016          54,456
                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                149,463         249,834          51,465          99,809
Accumulation units at beginning of period               264,003          14,169         106,528           6,719
                                                   ------------    ------------    ------------    ------------
Accumulation units at end of period                     413,466         264,003         157,993         106,528
                                                   ============    ============    ============    ============

                                                          OPPENHEIMER
                                                          HIGH INCOME
                                                            FUND/VA
                                                 ----------------------------
                                                      DIVISION 25 AND 114
                                                 ----------------------------
                                                   FOR THE         FOR THE
                                                  YEAR ENDED      YEAR ENDED
                                                   DECEMBER        DECEMBER
                                                   31, 2001        31, 2000
                                                 ------------    ------------

OPERATIONS:
  Net Investment Income (Loss)                   $    723,694    $    252,144
  Net Realized Gain (Loss) On Investments            (192,979)        (59,347)
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period                 (558,267)       (480,616)
                                                 ------------    ------------
Increase (Decrease) In Net Assets
  Resulting From Operations                           (27,552)       (287,819)
                                                 ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                   798,707       1,495,625
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                     (834,606)       (389,395)
  Intra Fund Transfers                                (41,639)        258,686
  Amounts Transferred From (To) The Company's
    General Account, Net                            4,490,686       3,923,588
                                                 ------------    ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                     4,413,148       5,288,504
                                                 ------------    ------------
Total Increase (Decrease) In Net Assets             4,385,596       5,000,685

NET ASSETS:
Beginning Of Period                                 7,205,177       2,204,492
                                                 ------------    ------------
End Of Period                                    $ 11,590,773    $  7,205,177
                                                 ============    ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                           22,046          19,220
  Decrease for surrendered contracts                  (22,696)        (23,670)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                              108,719          81,873
                                                 ------------    ------------
Increase (decrease) in units outstanding              108,069          77,423
Accumulation units at beginning of period             203,317         125,894
                                                 ------------    ------------
Accumulation units at end of period                   311,386         203,317
                                                 ============    ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                              101             148
  Decrease for surrendered contracts                      (76)         (2,007)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  878           3,185
                                                 ------------    ------------
Increase (decrease) in units outstanding                  903           1,326
Accumulation units at beginning of period              13,341          12,015
                                                 ------------    ------------
Accumulation units at end of period                    14,244          13,341
                                                 ============    ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                            1,746             209
  Decrease for surrendered contracts                   (8,134)         (3,639)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                               30,634          27,414
                                                 ------------    ------------
Increase (decrease) in units outstanding               24,246          23,984
Accumulation units at beginning of period              57,513          33,529
                                                 ------------    ------------
Accumulation units at end of period                    81,759          57,513
                                                 ============    ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                           57,305         132,667
  Decrease for surrendered contracts                  (54,585)        (10,081)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                              314,441         311,058
                                                 ------------    ------------
Increase (decrease) in units outstanding              317,161         433,644
Accumulation units at beginning of period             478,109          44,465
                                                 ------------    ------------
Accumulation units at end of period                   795,270         478,109
                                                 ============    ============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                       VALIC COMPANY I                     LIT
                                                       MONEY MARKET I                  ENTERPRISE
                                                         PORTFOLIO                      PORTFOLIO
                                                ------------------------------------------------------------
                                                     DIVISION 26 AND 132               DIVISION 27
                                                ------------------------------------------------------------
                                                   FOR THE        FOR THE         FOR THE         FOR THE
                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                  DECEMBER        DECEMBER        DECEMBER        DECEMBER
                                                  31, 2001        31, 2000        31, 2001        31, 2000
                                                ------------    ------------    ------------    ------------

OPERATIONS:
  Net Investment Income (Loss)                  $    126,295    $    259,682    $    110,865    $     25,351
  Net Realized Gain (Loss) On Investments                 --              --        (173,196)          4,790
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period                      --              --        (380,228)       (342,022)
                                                ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets Resulting
  From Operations                                    126,295         259,682        (442,559)       (311,881)
                                                ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                               11,790,069      39,042,004         345,591         854,546
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                  (1,279,473)     (1,670,406)        (59,741)        (22,137)
    Intra Fund Transfers                           2,931,927     (10,427,702)             --              --
  Amounts Transferred From (To) The Company's
    General Account, Net                         (11,040,113)    (27,418,706)        726,777       1,001,957
                                                ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                    2,402,410        (474,810)      1,012,627       1,834,366
                                                ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets            2,528,705        (215,128)        570,068       1,522,485

NET ASSETS:
Beginning Of Period                                5,099,890       5,315,018       1,715,795         193,310
                                                ------------    ------------    ------------    ------------
End Of Period                                   $  7,628,595    $  5,099,890    $  2,285,863    $  1,715,795
                                                ============    ============    ============    ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                         284,492         836,323              --              --
  Decrease for surrendered contracts                 (45,774)       (138,931)             --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                            (116,153)       (831,153)             --              --
                                                ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding             122,565        (133,761)             --              --
Accumulation units at beginning of period            233,714         367,475              --              --
                                                ------------    ------------    ------------    ------------
Accumulation units at end of period                  356,279         233,714              --              --
                                                ============    ============    ============    ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                          19,078           9,841              --              --
  Decrease for surrendered contracts                 (28,585)           (593)             --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                 972          11,887              --              --
                                                ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding              (8,535)         21,135              --              --
Accumulation units at beginning of period             40,520          19,385              --              --
                                                ------------    ------------    ------------    ------------
Accumulation units at end of period                   31,985          40,520              --              --
                                                ============    ============    ============    ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                          76,259         151,195              --              --
  Decrease for surrendered contracts                  (1,089)           (789)             --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                             (59,415)       (162,909)             --              --
                                                ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding              15,755         (12,503)             --              --
Accumulation units at beginning of period             23,301          35,804              --              --
                                                ------------    ------------    ------------    ------------
Accumulation units at end of period                   39,056          23,301              --              --
                                                ============    ============    ============    ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                         667,531       2,643,042          38,143          71,400
  Decrease for surrendered contracts                 (32,175)             --          (7,552)         (2,021)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                            (560,757)     (2,544,024)         86,057          82,782
                                                ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding              74,599          99,018         116,648         152,161
Accumulation units at beginning of period            141,418          42,400         168,148          15,987
                                                ------------    ------------    ------------    ------------
Accumulation units at end of period                  216,017         141,418         284,796         168,148
                                                ============    ============    ============    ============

                                                                                         PUTNAM VT
                                                        VALIC COMPANY I                GLOBAL GROWTH
                                                         OPPORTUNITIES                FUND - CLASS IB
                                                              FUND                         SHARES
                                                 ------------------------------------------------------------
                                                      DIVISION 28 AND 151            DIVISION 29 AND 149
                                                 ------------------------------------------------------------
                                                    FOR THE     FOR THE PERIOD     FOR THE      FOR THE PERIOD
                                                  YEAR ENDED     NOVEMBER 15,     YEAR ENDED      NOVEMBER 15,
                                                   DECEMBER    2000 TO DECEMBER    DECEMBER    2000 TO DECEMBER
                                                   31, 2001        31, 2000        31, 2001        31, 2000
                                                 ------------  ----------------  ------------  ----------------

OPERATIONS:
  Net Investment Income (Loss)                   $     (2,923)   $         (6)   $      9,567    $         (4)
  Net Realized Gain (Loss) On Investments              (6,006)             --         (23,664)             --
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period                  (29,895)            285         (12,367)           (148)
                                                 ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets Resulting
  From Operations                                     (38,824)            279         (26,464)           (152)
                                                 ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                   153,647              --          52,220              --
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                       (3,624)             --         (12,391)             --
    Intra Fund Transfers                               86,932           5,482          59,102           3,033
  Amounts Transferred From (To) The Company's
    General Account, Net                              300,380           4,427         301,786              --
                                                 ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                       537,335           9,909         400,717           3,033
                                                 ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets               498,511          10,188         374,253           2,881

NET ASSETS:
Beginning Of Period                                    10,188              --           2,881              --
                                                 ------------    ------------    ------------    ------------
End Of Period                                    $    508,699    $     10,188    $    377,134    $      2,881
                                                 ============    ============    ============    ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                           12,825              --           2,145              --
  Decrease for surrendered contracts                     (620)             --            (412)             --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                               48,103           1,179          36,738              --
                                                 ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding               60,308           1,179          38,471              --
Accumulation units at beginning of period               1,179              --              --              --
                                                 ------------    ------------    ------------    ------------
Accumulation units at end of period                    61,487           1,179          38,471              --
                                                 ============    ============    ============    ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                               --              --              --              --
  Decrease for surrendered contracts                       (1)             --              --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                2,732              --             368              --
                                                 ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                2,731              --             368              --
Accumulation units at beginning of period                  --              --              --              --
                                                 ------------    ------------    ------------    ------------
Accumulation units at end of period                     2,731              --             368              --
                                                 ============    ============    ============    ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                              310              --             207              --
  Decrease for surrendered contracts                      (13)             --            (674)             --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                               10,978              --          19,112             318
                                                 ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding               11,275              --          18,645             318
Accumulation units at beginning of period                  --              --             318              --
                                                 ------------    ------------    ------------    ------------
Accumulation units at end of period                    11,275              --          18,963             318
                                                 ============    ============    ============    ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                            6,738              --             442              --
  Decrease for surrendered contracts                       --              --            (735)             --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  656              --           2,082              --
                                                 ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                7,394              --           1,789              --
Accumulation units at beginning of period                  --              --              --              --
                                                 ------------    ------------    ------------    ------------
Accumulation units at end of period                     7,394              --           1,789              --
                                                 ============    ============    ============    ============

                                                        OPPENHEIMER
                                                        MAIN STREET
                                                      GROWTH & INCOME
                                                          FUND/VA
                                                 ----------------------------
                                                        DIVISION 111
                                                 ----------------------------
                                                   FOR THE         FOR THE
                                                  YEAR ENDED      YEAR ENDED
                                                   DECEMBER        DECEMBER
                                                   31, 2001        31, 2000
                                                 ------------    ------------

OPERATIONS:
  Net Investment Income (Loss)                   $   (160,598)   $    421,812
  Net Realized Gain (Loss) On Investments            (326,094)        105,343
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period               (1,553,009)     (2,099,936)
                                                 ------------    ------------
Increase (Decrease) In Net Assets Resulting
  From Operations                                  (2,039,701)     (1,572,781)
                                                 ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                   523,533       1,059,745
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                   (1,934,605)     (1,414,304)
    Intra Fund Transfers                             (292,349)      3,527,358
  Amounts Transferred From (To) The Company's
    General Account, Net                            6,435,268       5,359,485
                                                 ------------    ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                     4,731,847       8,532,284
                                                 ------------    ------------
Total Increase (Decrease) In Net Assets             2,692,146       6,959,503

NET ASSETS:
Beginning Of Period                                15,579,778       8,620,275
                                                 ------------    ------------
End Of Period                                    $ 18,271,924    $ 15,579,778
                                                 ============    ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                           41,912          77,308
  Decrease for surrendered contracts                 (169,312)        (97,667)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                              437,979         602,968
                                                 ------------    ------------
Increase (decrease) in units outstanding              310,579         582,609
Accumulation units at beginning of period           1,145,141         562,532
                                                 ------------    ------------
Accumulation units at end of period                 1,455,720       1,145,141
                                                 ============    ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                            2,430             969
  Decrease for surrendered contracts                   (3,686)         (8,483)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                8,690          26,426
                                                 ------------    ------------
Increase (decrease) in units outstanding                7,434          18,912
Accumulation units at beginning of period              49,692          30,780
                                                 ------------    ------------
Accumulation units at end of period                    57,126          49,692
                                                 ============    ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                            8,128           8,317
  Decrease for surrendered contracts                  (17,161)         (9,953)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                              148,198          98,131
                                                 ------------    ------------
Increase (decrease) in units outstanding              139,165          96,495
Accumulation units at beginning of period             194,452          97,957
                                                 ------------    ------------
Accumulation units at end of period                   333,617         194,452
                                                 ============    ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                               --              --
  Decrease for surrendered contracts                       --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                   --              --
                                                 ------------    ------------
Increase (decrease) in units outstanding                   --              --
Accumulation units at beginning of period                  --              --
                                                 ------------    ------------
Accumulation units at end of period                        --              --
                                                 ============    ============

(1) Fund commenced operations on November 15, 2000.


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                         OPPENHEIMER
                                                           CAPITAL                     OPPENHEIMER
                                                         APPRECIATION                SMALL CAP GROWTH
                                                           FUND/VA                       FUND/VA
                                                ------------------------------------------------------------
                                                         DIVISION 112                   DIVISION 113
                                                ------------------------------------------------------------
                                                   FOR THE        FOR THE         FOR THE         FOR THE
                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                  DECEMBER        DECEMBER        DECEMBER        DECEMBER
                                                  31, 2001        31, 2000        31, 2001        31, 2000
                                                ------------    ------------    ------------    ------------

OPERATIONS:
  Net Investment Income (Loss)                  $    883,581    $    382,163    $    (60,916)   $     69,082
  Net Realized Gain (Loss) On Investments            (40,283)        225,960          25,401          76,514
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period              (2,528,851)     (1,053,401)         (7,078)       (981,896)
                                                ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets Resulting
  From Operations                                 (1,685,553)       (445,278)        (42,593)       (836,300)
                                                ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                  652,365         712,809          93,192         313,228
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                  (1,104,675)       (811,586)       (594,061)       (299,896)
    Intra Fund Transfers                            (171,655)      3,027,425        (157,255)      1,708,708
  Amounts Transferred From (To) The Company's
    General Account, Net                           4,383,259       2,667,579       1,444,636       1,148,994
                                                ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                    3,759,294       5,596,227         786,512       2,871,034
                                                ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets            2,073,741       5,150,949         743,919       2,034,734

NET ASSETS:
Beginning Of Period                               10,747,541       5,596,592       3,920,599       1,885,865
                                                ------------    ------------    ------------    ------------
End Of Period                                   $ 12,821,282    $ 10,747,541    $  4,664,518    $  3,920,599
                                                ============    ============    ============    ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                          44,818          41,046           8,514          16,557
  Decrease for surrendered contracts                 (73,727)        (44,554)        (46,526)        (19,523)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                             233,973         312,870          68,369         152,515
                                                ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding             205,064         309,362          30,357         149,549
Accumulation units at beginning of period            628,004         318,642         244,321          94,772
                                                ------------    ------------    ------------    ------------
Accumulation units at end of period                  833,068         628,004         274,678         244,321
                                                ============    ============    ============    ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                             (16)            120             105              --
  Decrease for surrendered contracts                  (2,368)         (2,513)           (338)           (849)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                              15,674          12,943           3,167           1,491
                                                ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding              13,290          10,550           2,934             642
Accumulation units at beginning of period             33,220          22,670           9,708           9,066
                                                ------------    ------------    ------------    ------------
Accumulation units at end of period                   46,510          33,220          12,642           9,708
                                                ============    ============    ============    ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                           5,778           3,399             647           2,588
  Decrease for surrendered contracts                  (8,962)         (4,630)         (4,281)         (1,296)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                              68,731          41,991          37,676          37,828
                                                ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding              65,547          40,760          34,042          39,120
Accumulation units at beginning of period             79,043          38,283          53,972          14,852
                                                ------------    ------------    ------------    ------------
Accumulation units at end of period                  144,590          79,043          88,014          53,972
                                                ============    ============    ============    ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                              --              --              --              --
  Decrease for surrendered contracts                      --              --              --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  --              --              --              --
                                                ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                  --              --              --              --
Accumulation units at beginning of period                 --              --              --              --
                                                ------------    ------------    ------------    ------------
Accumulation units at end of period                       --              --              --              --
                                                ============    ============    ============    ============








                                                           TEMPLETON
                                                         INTERNATIONAL                AIM V.I. CAPITAL
                                                        SECURITIES FUND -                APPRECIATION
                                                             CLASS 2                         FUND
                                                 ------------------------------------------------------------
                                                          DIVISION 116                   DIVISION 117
                                                 ------------------------------------------------------------
                                                    FOR THE        FOR THE          FOR THE        FOR THE
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                   DECEMBER        DECEMBER        DECEMBER        DECEMBER
                                                   31, 2001        31, 2000        31, 2001        31, 2000
                                                 ------------    ------------    ------------    ------------

OPERATIONS:
  Net Investment Income (Loss)                   $    706,047    $    208,002    $    508,594    $    127,734
  Net Realized Gain (Loss) On Investments            (420,812)         (2,358)       (169,259)        248,690
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period                 (846,333)       (260,819)     (2,757,403)     (1,925,569)
                                                 ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets Resulting
  From Operations                                    (561,098)        (55,175)     (2,418,068)     (1,549,145)
                                                 ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                    64,159         324,172         169,986         715,002
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                     (311,755)       (232,221)       (971,829)       (606,743)
    Intra Fund Transfers                             (393,372)        515,577        (707,359)      3,105,906
  Amounts Transferred From (To) The Company's
    General Account, Net                            1,010,025         997,604       2,724,678       2,265,829
                                                 ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                       369,057       1,605,132       1,215,476       5,479,994
                                                 ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets              (192,041)      1,549,957      (1,202,592)      3,930,849

NET ASSETS:
Beginning Of Period                                 2,816,957       1,267,000       9,014,420       5,083,571
                                                 ------------    ------------    ------------    ------------
End Of Period                                    $  2,624,916    $  2,816,957    $  7,811,828    $  9,014,420
                                                 ============    ============    ============    ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                            6,659          24,360          13,588          37,046
  Decrease for surrendered contracts                  (27,326)        (16,650)        (80,890)        (31,106)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                               30,412          93,188          99,509         263,406
                                                 ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                9,745         100,898          32,207         269,346
Accumulation units at beginning of period             189,296          88,398         533,262         263,916
                                                 ------------    ------------    ------------    ------------
Accumulation units at end of period                   199,041         189,296         565,469         533,262
                                                 ============    ============    ============    ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                               (1)             41             156             647
  Decrease for surrendered contracts                     (578)           (222)           (657)         (3,361)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  302           3,363           7,471           5,240
                                                 ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                 (277)          3,182           6,970           2,526
Accumulation units at beginning of period               7,975           4,793          16,700          14,174
                                                 ------------    ------------    ------------    ------------
Accumulation units at end of period                     7,698           7,975          23,670          16,700
                                                 ============    ============    ============    ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                              315           2,272           3,425           3,230
  Decrease for surrendered contracts                   (2,798)         (2,919)         (9,892)         (3,298)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                               23,736          32,282          69,568          61,893
                                                 ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding               21,253          31,635          63,101          61,825
Accumulation units at beginning of period              41,322           9,687         111,133          49,308
                                                 ------------    ------------    ------------    ------------
Accumulation units at end of period                    62,575          41,322         174,234         111,133
                                                 ============    ============    ============    ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                               --              --              --              --
  Decrease for surrendered contracts                       --              --              --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                   --              --              --              --
                                                 ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                   --              --              --              --
Accumulation units at beginning of period                  --              --              --              --
                                                 ------------    ------------    ------------    ------------
Accumulation units at end of period                        --              --              --              --
                                                 ============    ============    ============    ============









                                                     AIM V.I. DIVERSIFIED
                                                           INCOME
                                                            FUND
                                                  ----------------------------
                                                         DIVISION 118
                                                  ----------------------------
                                                    FOR THE         FOR THE
                                                   YEAR ENDED      YEAR ENDED
                                                    DECEMBER        DECEMBER
                                                    31, 2001        31, 2000
                                                  ------------    ------------

OPERATIONS:
  Net Investment Income (Loss)                    $    241,019    $    163,153
  Net Realized Gain (Loss) On Investments              (59,116)        (38,249)
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period                  (115,004)       (135,559)
                                                  ------------    ------------
Increase (Decrease) In Net Assets Resulting
  From Operations                                       66,899         (10,655)
                                                  ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                    115,942         368,588
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                      (596,310)       (407,197)
    Intra Fund Transfers                                91,505          92,422
  Amounts Transferred From (To) The Company's
    General Account, Net                             1,526,417       1,407,762
                                                  ------------    ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                      1,137,554       1,461,575
                                                  ------------    ------------
Total Increase (Decrease) In Net Assets              1,204,453       1,450,920

NET ASSETS:
Beginning Of Period                                  3,143,317       1,692,397
                                                  ------------    ------------
End Of Period                                     $  4,347,770    $  3,143,317
                                                  ============    ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                            13,992          37,650
  Decrease for surrendered contracts                   (56,334)        (38,502)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                               112,854         130,121
                                                  ------------    ------------
Increase (decrease) in units outstanding                70,512         129,269
Accumulation units at beginning of period              273,246         143,977
                                                  ------------    ------------
Accumulation units at end of period                    343,758         273,246
                                                  ============    ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                (8)             --
  Decrease for surrendered contracts                      (669)         (1,840)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  (292)          1,913
                                                  ------------    ------------
Increase (decrease) in units outstanding                  (969)             73
Accumulation units at beginning of period                8,334           8,261
                                                  ------------    ------------
Accumulation units at end of period                      7,365           8,334
                                                  ============    ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                             1,172             815
  Decrease for surrendered contracts                    (3,911)         (2,278)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                49,656          25,062
                                                  ------------    ------------
Increase (decrease) in units outstanding                46,917          23,599
Accumulation units at beginning of period               46,873          23,274
                                                  ------------    ------------
Accumulation units at end of period                     93,790          46,873
                                                  ============    ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                --              --
  Decrease for surrendered contracts                        --              --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                    --              --
                                                  ------------    ------------
Increase (decrease) in units outstanding                    --              --
Accumulation units at beginning of period                   --              --
                                                  ------------    ------------
Accumulation units at end of period                         --              --
                                                  ============    ============




                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                          VALIC COMPANY I                VALIC COMPANY I
                                                          STOCK INDEX                    GROWTH & INCOME
                                                              FUND                           FUND
                                                  ------------------------------------------------------------
                                                           DIVISION 133                   DIVISION 134
                                                  ------------------------------------------------------------
                                                    FOR THE        FOR THE         FOR THE         FOR THE
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                      2001            2000           2001             2000
                                                  ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                   $    650,483     $    433,382     $    128,734     $  4,464,682
  Net Realized Gain (Loss) On Investments            (482,085)         (47,957)      (1,778,772)        (177,094)
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period               (3,016,149)      (2,858,308)      (1,004,435)      (7,632,486)
                                                 ------------     ------------     ------------     ------------
Increase (Decrease) In Net Assets
  Resulting From Operations                        (2,847,751)      (2,472,883)      (2,654,473)      (3,344,898)
                                                 ------------     ------------     ------------     ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                   628,929          742,530          352,877          885,395
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                   (1,608,973)      (2,673,432)      (2,527,856)      (3,095,340)
  Intra Fund Transfers                               (535,265)        (494,907)      (1,015,556)      (1,133,862)
  Amounts Transferred From (To) The Company's
    General Account, Net                            3,028,862        2,409,954        1,334,658        2,037,359
                                                 ------------     ------------     ------------     ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                     1,513,553          (15,855)      (1,855,877)      (1,306,448)
                                                 ------------     ------------     ------------     ------------
Total Increase (Decrease) In Net Assets            (1,334,198)      (2,488,738)      (4,510,350)      (4,651,346)

NET ASSETS:
Beginning Of Period                                20,563,374       23,052,112       23,702,997       28,354,343
                                                 ------------     ------------     ------------     ------------
End Of Period                                    $ 19,229,176     $ 20,563,374     $ 19,192,647     $ 23,702,997
                                                 ============     ============     ============     ============
ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                           31,198           32,435           21,754           46,584
  Decrease for surrendered contracts                  (72,632)        (111,146)        (136,152)        (143,031)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                               98,776           53,501           13,477           41,599
                                                 ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding               57,342          (25,210)        (100,921)         (54,848)
Accumulation units at beginning of period             923,386          948,596        1,262,262        1,317,110
                                                 ------------     ------------     ------------     ------------
Accumulation units at end of period                   980,728          923,386        1,161,341        1,262,262
                                                 ============     ============     ============     ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                              723            1,859              142            2,248
  Decrease for surrendered contracts                  (13,191)         (15,742)         (23,895)         (26,558)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                3,165            8,536           (5,336)             260
                                                 ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding               (9,303)          (5,347)         (29,089)         (24,050)
Accumulation units at beginning of period              68,981           74,328          110,403          134,453
                                                 ------------     ------------     ------------     ------------
Accumulation units at end of period                    59,678           68,981           81,314          110,403
                                                 ============     ============     ============     ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                            8,575            1,831            3,660            2,819
  Decrease for surrendered contracts                  (15,739)          (4,416)         (21,674)         (16,861)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                               75,467           53,474           18,377           16,988
                                                 ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding               68,303           50,889              363            2,946
Accumulation units at beginning of period             144,594           93,705          191,337          188,391
                                                 ------------     ------------     ------------     ------------
Accumulation units at end of period                   212,897          144,594          191,700          191,337
                                                 ============     ============     ============     ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                               --               --               --               --
  Decrease for surrendered contracts                       --               --               --               --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                   --               --               --               --
                                                 ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                   --               --               --               --
Accumulation units at beginning of period                  --               --               --               --
                                                 ------------     ------------     ------------     ------------
Accumulation units at end of period                        --               --               --               --
                                                 ============     ============     ============     ============

                                                         VALIC COMPANY I                 VALIC COMPANY I
                                                      INTERNATIONAL EQUITIES          GOVERNMENT SECURITIES
                                                               FUND                           FUND
                                                  ------------------------------------------------------------
                                                           DIVISION 135                  DIVISION 138
                                                  ------------------------------------------------------------
                                                    FOR THE        FOR THE         FOR THE         FOR THE
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                      2001            2000           2001             2000
                                                  ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                   $    605,895     $    641,545     $    780,644     $    875,090
  Net Realized Gain (Loss) On Investments            (530,981)        (126,026)         240,607           33,392
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period               (1,355,933)      (1,773,046)          35,874        1,159,582
                                                 ------------     ------------     ------------     ------------
Increase (Decrease) In Net Assets
  Resulting From Operation                         (1,281,019)      (1,257,527)       1,057,125        2,068,064
                                                 ------------     ------------     ------------     ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                   115,327          173,796          561,907          835,535
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                     (648,447)        (785,644)      (2,455,052)      (2,151,320)
  Intra Fund Transfers                               (203,294)         169,840          100,515       (1,862,057)
  Amounts Transferred From (To) The Company's
    General Account, Net                              910,817          449,244        3,200,324        2,857,060
                                                 ------------     ------------     ------------     ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                       174,403            7,236        1,407,694         (320,782)
                                                 ------------     ------------     ------------     ------------
Total Increase (Decrease) In Net Assets            (1,106,616)      (1,250,291)       2,464,819        1,747,282

NET ASSETS:
Beginning Of Period                                 5,571,886        6,822,177       20,273,189       18,525,907
                                                 ------------     ------------     ------------     ------------
End Of Period                                    $  4,465,270     $  5,571,886     $ 22,738,008     $ 20,273,189
                                                 ============     ============     ============     ============
ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                           10,454           11,041           39,097           68,413
  Decrease for surrendered contracts                  (42,739)         (53,118)        (150,723)        (145,170)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                               37,491           36,212          186,431           58,803
                                                 ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                5,206           (5,865)          74,805          (17,954)
Accumulation units at beginning of period             399,335          405,200        1,372,637        1,390,591
                                                 ------------     ------------     ------------     ------------
Accumulation units at end of period                   404,541          399,335        1,447,442        1,372,637
                                                 ============     ============     ============     ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                               60              488              546            1,022
  Decrease for surrendered contracts                  (17,794)          (3,503)         (21,264)         (24,565)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                5,711            6,518           (1,067)          10,365
                                                 ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding              (12,023)           3,503          (21,785)         (13,178)
Accumulation units at beginning of period              41,163           37,660          107,604          120,782
                                                 ------------     ------------     ------------     ------------
Accumulation units at end of period                    29,140           41,163           85,819          107,604
                                                 ============     ============     ============     ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                              732              347            6,524            2,584
  Decrease for surrendered contracts                   (4,576)          (1,935)         (15,722)         (11,070)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                               37,635            5,668           66,033           12,672
                                                 ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding               33,791            4,080           56,835            4,186
Accumulation units at beginning of period              27,229           23,149          120,979          116,793
                                                 ------------     ------------     ------------     ------------
Accumulation units at end of period                    61,020           27,229          177,814          120,979
                                                 ============     ============     ============     ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                               --               --               --               --
  Decrease for surrendered contracts                       --               --               --               --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                   --               --               --               --
                                                 ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                   --               --               --               --
Accumulation units at beginning of period                  --               --               --               --
                                                 ------------     ------------     ------------     ------------
Accumulation units at end of period                        --               --               --               --
                                                 ============     ============     ============     ============

                                                              OCCAT
                                                             MANAGED
                                                            PORTFOLIO
                                                  ----------------------------
                                                           DIVISION 139
                                                  ----------------------------
                                                     FOR THE        FOR THE
                                                   YEAR ENDED      YEAR ENDED
                                                  DECEMBER 31,     DECEMBER 31,
                                                      2001            2000
                                                  ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                   $    241,547     $  2,411,277
  Net Realized Gain (Loss) On Investments            (121,235)        (586,631)
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period               (2,104,664)         400,540
                                                 ------------     ------------
Increase (Decrease) In Net Assets
  Resulting From Operation                         (1,984,352)       2,225,186
                                                 ------------     ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                   555,927          664,167
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                   (2,514,405)      (4,877,227)
  Intra Fund Transfers                                160,068       (2,086,851)
  Amounts Transferred From (To) The Company's
    General Account, Net                            2,938,792        2,005,995
                                                 ------------     ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                     1,140,382       (4,293,916)
                                                 ------------     ------------
Total Increase (Decrease) In Net Assets              (843,970)      (2,068,730)

NET ASSETS:
Beginning Of Period                                30,796,450       32,865,180
                                                 ------------     ------------
End Of Period                                    $ 29,952,480     $ 30,796,450
                                                 ============     ============
ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                           36,276           39,096
  Decrease for surrendered contracts                 (112,330)        (274,022)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                              133,262          (12,981)
                                                 ------------     ------------
Increase (decrease) in units outstanding               57,208         (247,907)
Accumulation units at beginning of period           1,547,168        1,795,075
                                                 ------------     ------------
Accumulation units at end of period                 1,604,376        1,547,168
                                                 ============     ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                               46            1,966
  Decrease for surrendered contracts                  (21,272)         (20,498)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                1,082           (2,981)
                                                 ------------     ------------
Increase (decrease) in units outstanding              (20,144)         (21,513)
Accumulation units at beginning of period             132,411          153,924
                                                 ------------     ------------
Accumulation units at end of period                   112,267          132,411
                                                 ============     ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                            2,366            1,704
  Decrease for surrendered contracts                  (22,305)         (17,399)
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                               66,562           12,440
                                                 ------------     ------------
Increase (decrease) in units outstanding               46,623           (3,255)
Accumulation units at beginning of period             121,121          124,376
                                                 ------------     ------------
Accumulation units at end of period                   167,744          121,121
                                                 ============     ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                               --               --
  Decrease for surrendered contracts                       --               --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                   --               --
                                                 ------------     ------------
Increase (decrease) in units outstanding                   --               --
Accumulation units at beginning of period                  --               --
                                                 ------------     ------------
Accumulation units at end of period                        --               --
                                                 ============     ============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                JANUS ASPEN                           JANUS ASPEN
                                                                   GROWTH                            INTERNATIONAL
                                                            PORTFOLIO - SERVICE                     GROWTH PORTFOLIO -
                                                                   SHARES                            SERVICE SHARES
                                                    --------------------------------------------------------------------------
                                                                 DIVISION 141                         DIVISION 142
                                                    --------------------------------------------------------------------------
                                                      FOR THE          FOR THE PERIOD         FOR THE          FOR THE PERIOD
                                                     YEAR ENDED       NOVEMBER 15, 2000      YEAR ENDED      NOVEMBER  15, 2000
                                                    DECEMBER 31,        TO DECEMBER 31,     DECEMBER 31,       TO DECEMBER 31,
                                                        2001                2000                2001                2000
                                                    ------------      -----------------     ------------     ------------------
OPERATIONS:
  Net Investment Income (Loss)                      $     (8,268)       $        (34)       $     (1,855)       $         17
  Net Realized Gain (Loss) On Investments                (82,254)                 --             (15,405)                 --
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period                    (103,910)               (305)            (34,406)               (572)
                                                    ------------        ------------        ------------        ------------
Increase (Decrease) In Net Assets
  Resulting From Operations                             (194,432)               (339)            (51,666)               (555)
                                                    ------------        ------------        ------------        ------------


PRINCIPAL TRANSACTIONS:
  Purchase Payments                                      125,075               5,701              53,268               1,227
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                         (33,790)                 --              (9,346)                 --
  Intra Fund Transfers                                    19,016              41,892              56,786              16,297
  Amounts Transferred From (To) The Company's
   General Account, Net                                1,253,158               7,488             601,462               7,945
                                                    ------------        ------------        ------------        ------------

  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                        1,363,459              55,081             702,170              25,469
                                                    ------------        ------------        ------------        ------------
Total Increase (Decrease) In Net Assets                1,169,027              54,742             650,504              24,914

NET ASSETS:
Beginning Of Period                                       54,742                  --              24,914                  --
                                                    ------------        ------------        ------------        ------------
End Of Period                                       $  1,223,769        $     54,742        $    675,418        $     24,914
                                                    ============        ============        ============        ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                              12,228                 633               6,810                 130
  Decrease for surrendered contracts                      (3,706)                 --              (1,274)                 --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  97,900               3,235              70,406               2,485
                                                    ------------        ------------        ------------        ------------
Increase (decrease) in units outstanding                 106,422               3,868              75,942               2,615
Accumulation units at beginning of period                  3,868                  --               2,615                  --
                                                    ------------        ------------        ------------        ------------
Accumulation units at end of period                      110,290               3,868              78,557               2,615
                                                    ============        ============        ============        ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                  --                  --                  12                  --
  Decrease for surrendered contracts                        (172)                 --                  --                  --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                   7,408                  --               1,207                  --
                                                    ------------        ------------        ------------        ------------
Increase (decrease) in units outstanding                   7,236                  --               1,219                  --
Accumulation units at beginning of period                     --                  --                  --                  --
                                                    ------------        ------------        ------------        ------------
Accumulation units at end of period                        7,236                  --               1,219                  --
                                                    ============        ============        ============        ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                               3,906                  --                  25                  --
  Decrease for surrendered contracts                        (940)                 --                (101)                 --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  61,395               2,228              16,051                  53
                                                    ------------        ------------        ------------        ------------
Increase (decrease) in units outstanding                  64,361               2,228              15,975                  53
Accumulation units at beginning of period                  2,228                  --                  53                  --
                                                    ------------        ------------        ------------        ------------
Accumulation units at end of period                       66,589               2,228              16,028                  53
                                                    ============        ============        ============        ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
   received                                                   --                  --                  --                  --
  Decrease for surrendered contracts                          --                  --                  --                  --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                      --                  --                  --                  --
                                                    ------------        ------------        ------------        ------------
Increase (decrease) in units outstanding                      --                  --                  --                  --
Accumulation units at beginning of period                     --                  --                  --                  --
                                                    ------------        ------------        ------------        ------------
Accumulation units at end of period                           --                  --                  --                  --
                                                    ============        ============        ============        ============

                                                                                                   VALIC COMPANY I
                                                                MFS VIT CAPITAL                       SCIENCE &
                                                                 OPPORTUNITIES                       TECHNOLOGY
                                                                   SERIES                                FUND
                                                    --------------------------------------------------------------------------
                                                                 DIVISION 143                         DIVISION 144
                                                    --------------------------------------------------------------------------
                                                      FOR THE          FOR THE PERIOD         FOR THE          FOR THE PERIOD
                                                     YEAR ENDED       NOVEMBER 15, 2000      YEAR ENDED      NOVEMBER  15, 2000
                                                    DECEMBER 31,        TO DECEMBER 31,     DECEMBER 31,       TO DECEMBER 31,
                                                        2001                2000                2001                2000
                                                    ------------      -----------------     ------------     ------------------
OPERATIONS:
  Net Investment Income (Loss)                      $      9,994        $        (25)       $     28,860        $      3,232
  Net Realized Gain (Loss) On Investments                (31,635)                 (8)            (20,366)                 --
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period                     (33,652)                363            (118,764)             (3,739)
                                                    ------------        ------------        ------------        ------------
Increase (Decrease) In Net Assets
  Resulting From Operations                              (55,293)                330            (110,270)               (507)
                                                    ------------        ------------        ------------        ------------


PRINCIPAL TRANSACTIONS:
  Purchase Payments                                      159,395               8,420              75,679               5,541
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                         (13,341)                 --              (5,808)                 --
  Intra Fund Transfers                                        --              16,133             266,563              20,995
  Amounts Transferred From (To) The Company's
   General Account, Net                                  468,281               2,925             313,725               1,173
                                                    ------------        ------------        ------------        ------------

  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                          614,335              27,478             650,159              27,709
                                                    ------------        ------------        ------------        ------------
Total Increase (Decrease) In Net Assets                  559,042              27,808             539,889              27,202

NET ASSETS:
Beginning Of Period                                       27,808                  --              27,202                  --
                                                    ------------        ------------        ------------        ------------
End Of Period                                       $    586,850        $     27,808        $    567,091        $     27,202
                                                    ============        ============        ============        ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                              10,059                 922               5,098                 695
  Decrease for surrendered contracts                      (1,317)                 --              (1,000)                 --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  57,139               1,992              77,966               2,637
                                                    ------------        ------------        ------------        ------------
Increase (decrease) in units outstanding                  65,881               2,914              82,064               3,332
Accumulation units at beginning of period                  2,914                  --               3,332                  --
                                                    ------------        ------------        ------------        ------------
Accumulation units at end of period                       68,795               2,914              85,396               3,332
                                                    ============        ============        ============        ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                  --                  --                  --                  --
  Decrease for surrendered contracts                          --                  --                (197)                 --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                   1,886                  --               4,248                  --
                                                    ------------        ------------        ------------        ------------
Increase (decrease) in units outstanding                   1,886                  --               4,051                  --
Accumulation units at beginning of period                     --                  --                  --                  --
                                                    ------------        ------------        ------------        ------------
Accumulation units at end of period                        1,886                  --               4,051                  --
                                                    ============        ============        ============        ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                               1,835                  --               5,560                  --
  Decrease for surrendered contracts                        (515)                 --                 (85)                 --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                   9,500                  --              24,904                  --
                                                    ------------        ------------        ------------        ------------
Increase (decrease) in units outstanding                  10,820                  --              30,379                  --
Accumulation units at beginning of period                     --                  --                  --                  --
                                                    ------------        ------------        ------------        ------------
Accumulation units at end of period                       10,820                  --              30,379                  --
                                                    ============        ============        ============        ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
   received                                                   --                  --                  --                  --
  Decrease for surrendered contracts                          --                  --                  --                  --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                      --                  --                  --                  --
                                                    ------------        ------------        ------------        ------------
Increase (decrease) in units outstanding                      --                  --                  --                  --
Accumulation units at beginning of period                     --                  --                  --                  --
                                                    ------------        ------------        ------------        ------------
Accumulation units at end of period                           --                  --                  --                  --
                                                    ============        ============        ============        ============


                                                           VALIC COMPANY II
                                                                MID CAP
                                                              VALUE FUND
                                                    -----------------------------------
                                                             DIVISION 145
                                                    -----------------------------------
                                                       FOR THE        FOR THE PERIOD
                                                     YEAR ENDED       NOVEMBER 15, 2000
                                                    DECEMBER 31,        TO DECEMBER 31,
                                                        2001                2000
                                                    ------------      -----------------
OPERATIONS:
  Net Investment Income (Loss)                      $     47,427        $      1,386
  Net Realized Gain (Loss) On Investments                 (6,955)                  1
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period                     (18,720)              1,126
                                                    ------------        ------------
Increase (Decrease) In Net Assets
  Resulting From Operations                               21,752               2,513
                                                    ------------        ------------


PRINCIPAL TRANSACTIONS:
  Purchase Payments                                       92,089               6,291
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                        (122,258)                 --
  Intra Fund Transfers                                   954,055              27,911
  Amounts Transferred From (To) The Company's
   General Account, Net                                  742,539                  --
                                                    ------------        ------------

  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                        1,666,425              34,202
                                                    ------------        ------------
Total Increase (Decrease) In Net Assets                1,688,177              36,715

NET ASSETS:
Beginning Of Period                                       36,715                  --
                                                    ------------        ------------
End Of Period                                       $  1,724,892        $     36,715
                                                    ============        ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                               5,971                 628
  Decrease for surrendered contracts                     (12,366)                 --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                 136,626               2,797
                                                    ------------        ------------
Increase (decrease) in units outstanding                 130,231               3,425
Accumulation units at beginning of period                  3,425                  --
                                                    ------------        ------------
Accumulation units at end of period                      133,656               3,425
                                                    ============        ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                 960                  --
  Decrease for surrendered contracts                          --                  --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                   2,432                  --
                                                    ------------        ------------
Increase (decrease) in units outstanding                   3,392                  --
Accumulation units at beginning of period                     --                  --
                                                    ------------        ------------
Accumulation units at end of period                        3,392                  --
                                                    ============        ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                               1,988                  --
  Decrease for surrendered contracts                        (140)                 --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  27,409                  --
                                                    ------------        ------------
Increase (decrease) in units outstanding                  29,257                  --
Accumulation units at beginning of period                     --                  --
                                                    ------------        ------------
Accumulation units at end of period                       29,257                  --
                                                    ============        ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
   received                                                   --                  --
  Decrease for surrendered contracts                          --                  --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                      --                  --
                                                    ------------        ------------
Increase (decrease) in units outstanding                      --                  --
Accumulation units at beginning of period                     --                  --
                                                    ------------        ------------
Accumulation units at end of period                           --                  --
                                                    ============        ============


(1) Fund commenced operations on November 15, 2000.


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                             VALIC COMPANY II                       VALIC COMPANY II
                                                             STRATEGIC BOND                         HIGH YIELD BOND
                                                                  FUND                                   FUND
                                                    --------------------------------------------------------------------------
                                                               DIVISION 146                             DIVISION 147
                                                    --------------------------------------------------------------------------
                                                      FOR THE          FOR THE PERIOD         FOR THE          FOR THE PERIOD
                                                     YEAR ENDED       NOVEMBER 15, 2000      YEAR ENDED      NOVEMBER  15, 2000
                                                    DECEMBER 31,        TO DECEMBER 31,     DECEMBER 31,       TO DECEMBER 31,
                                                        2001                2000                2001                2000
                                                    ------------      -----------------     ------------     ------------------
OPERATIONS:
  Net Investment Income (Loss)                      $     28,494        $         32        $     15,281        $        121
  Net Realized Gain (Loss) On Investments                 (1,376)                 --              (4,808)                 --
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period                         488                 (18)            (10,910)               (120)
                                                    ------------        ------------        ------------        ------------
Increase (Decrease) In Net Assets
   Resulting From Operations                               27,606                  14                (437)                  1
                                                    ------------        ------------        ------------        ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                       47,105                  --              24,288                  --
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                         (12,554)                 --            (134,441)                 --
  Intra Fund Transfers                                   318,947               1,031             263,691               5,935
  Amounts Transferred From (To) The Company's
    General Account, Net                                 592,003                  --             120,551                  --
                                                    ------------        ------------        ------------        ------------
  Increase (Decrease) In Net Assets
    Resulting From Principal Transactions                945,501               1,031             274,089               5,935
                                                    ------------        ------------        ------------        ------------
Total Increase (Decrease) In Net Assets                  973,107               1,045             273,652               5,936

NET ASSETS:
Beginning Of Period                                        1,045                  --               5,936                  --
                                                    ------------        ------------        ------------        ------------
End Of Period                                       $    974,152        $      1,045        $    279,588        $      5,936
                                                    ============        ============        ============        ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                               3,602                  --               2,457                  --
  Decrease for surrendered contracts                        (699)                 --             (13,268)                 --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  65,645                 104              35,982                 617
                                                    ------------        ------------        ------------        ------------
Increase (decrease) in units outstanding                  68,548                 104              25,171                 617
Accumulation units at beginning of period                    104                  --                 617                  --
                                                    ------------        ------------        ------------        ------------
Accumulation units at end of period                       68,652                 104              25,788                 617
                                                    ============        ============        ============        ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                   7                  --                  --                  --
  Decrease for surrendered contracts                         (81)                 --                 (49)                 --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                   2,546                  --                 801                  --
                                                    ------------        ------------        ------------        ------------
Increase (decrease) in units outstanding                   2,472                  --                 752                  --
Accumulation units at beginning of period                     --                  --                  --                  --
                                                    ------------        ------------        ------------        ------------
Accumulation units at end of period                        2,472                  --                 752                  --
                                                    ============        ============        ============        ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                 811                  --                  --                  --
  Decrease for surrendered contracts                        (395)                 --                (183)                 --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  17,482                  --               1,444                  --
                                                    ------------        ------------        ------------        ------------
Increase (decrease) in units outstanding                  17,898                  --               1,261                  --
Accumulation units at beginning of period                     --                  --                  --                  --
                                                    ------------        ------------        ------------        ------------
Accumulation units at end of period                       17,898                  --               1,261                  --
                                                    ============        ============        ============        ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                  --                  --                  --                  --
  Decrease for surrendered contracts                          --                  --                  --                  --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                      --                  --                  --                  --
                                                    ------------        ------------        ------------        ------------
Increase (decrease) in units outstanding                      --                  --                  --                  --
Accumulation units at beginning of period                     --                  --                  --                  --
                                                    ------------        ------------        ------------        ------------
Accumulation units at end of period                           --                  --                  --                  --
                                                    ============        ============        ============        ============
                                                                 PUTNAM VT
                                                                  VOYAGER
                                                             FUND II - CLASS IB
                                                                  SHARES
                                                    -----------------------------------
                                                              DIVISION 148
                                                    -----------------------------------
                                                       FOR THE        FOR THE PERIOD
                                                     YEAR ENDED       NOVEMBER 15, 2000
                                                    DECEMBER 31,        TO DECEMBER 31,
                                                        2001                2000
                                                    ------------      -----------------
OPERATIONS:
  Net Investment Income (Loss)                      $     (5,873)       $        (37)
  Net Realized Gain (Loss) On Investments                (80,645)                 (1)
  Net Unrealized Appreciation (Depreciation)
    Of Investments During The Period                     (25,260)             (1,297)
                                                    ------------        ------------
Increase (Decrease) In Net Assets
  Resulting From Operations                             (111,778)             (1,335)
                                                    ------------        ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                       85,982               7,986
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                         (13,255)                 --
  Intra Fund Transfers                                   (60,424)             25,536
  Amounts Transferred From (To) The Company's
    General Account, Net                                 774,049                 781
                                                    ------------        ------------
  Increase (Decrease) In Net Assets
    Resulting From Principal Transactions                786,352              34,303
                                                    ------------        ------------
Total Increase (Decrease) In Net Assets                  674,574              32,968

NET ASSETS:
Beginning Of Period                                       32,968                  --
                                                    ------------        ------------
End Of Period                                       $    707,542        $     32,968
                                                    ============        ============

ELITEPLUS BONUS STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                              12,850                 980
  Decrease for surrendered contracts                      (1,564)                 --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  58,544               2,939
                                                    ------------        ------------
Increase (decrease) in units outstanding                  69,830               3,919
Accumulation units at beginning of period                  3,919                  --
                                                    ------------        ------------
Accumulation units at end of period                       73,749               3,919
                                                    ============        ============

ELITEPLUS BONUS ENHANCED BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                  --                  --
  Decrease for surrendered contracts                        (114)                 --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  11,748                  --
                                                    ------------        ------------
Increase (decrease) in units outstanding                  11,634                  --
Accumulation units at beginning of period                     --                  --
                                                    ------------        ------------
Accumulation units at end of period                       11,634                  --
                                                    ============        ============

ELITEPLUS BONUS ANNUAL STEP UP BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                 625                  --
  Decrease for surrendered contracts                        (497)                 --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                  37,786                  --
                                                    ------------        ------------
Increase (decrease) in units outstanding                  37,914                  --
Accumulation units at beginning of period                     --                  --
                                                    ------------        ------------
Accumulation units at end of period                       37,914                  --
                                                    ============        ============

ONE MULTI-MANAGER STANDARD BENEFIT UNITS
  Accumulation units for purchase payments
    received                                                  --                  --
  Decrease for surrendered contracts                          --                  --
  Increase (decrease) for transfers -
    interdivision and from (to) the Company's
    general account, net                                      --                  --
                                                    ------------        ------------
Increase (decrease) in units outstanding                      --                  --
Accumulation units at beginning of period                     --                  --
                                                    ------------        ------------
Accumulation units at end of period                           --                  --
                                                    ============        ============


(1) Fund commenced operations on November 15, 2000.


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

NOTE A -- ORGANIZATION

A.G. Separate Account A (the "Separate Account") was established by American General Annuity Insurance Company (the "Company") to fund variable annuity insurance contracts issued by the Company. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended. The distributor of the Separate Account contracts is American General Distributors, Inc., an affiliate of the Company.

Prior to August 29, 2001, the Company was an indirect, wholly owned subsidiary of American General Corporation ("AGC"). Effective August 29, 2001, AIG acquired AGC and AIG is now the ultimate parent corporation of the Company. The Variable Annuity Life Insurance Company ("VALIC"), an affiliate of the Company, serves as the investment adviser to the VALIC Company I and II Series. VALIC also serves as the transfer agent and accounting services agent to VALIC Company I and II Series. American General Investment Management, L.P. ("AGIM"), an affiliate of the Company, serves as investment sub-adviser to certain VALIC Company II mutual funds ("Funds"). The remaining Funds are managed by third-party portfolio managers.

The Separate Account is divided into thirty eight sub-accounts or "divisions". Seven of the divisions invest in one portfolio of the VALIC Company I Series (formerly known as North American Funds Variable Product Series I) and three of the divisions invest in one portfolio of the VALIC Company II Series (formerly known as North American Funds Variable Product Series II).

As of December 31, 2001, the Funds available to contract owners through the various divisions are as follows:

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Growth & Income Fund/VA
  Oppenheimer Capital Appreciation Fund/VA
  Oppenheimer Small Cap Growth Fund/VA
  Oppenheimer High Income Fund/VA

Templeton Variable Products Series Fund
  Templeton Developing Markets Securities Fund - Class 2
  Templeton International Securities Fund - Class 2
  Franklin Small Cap Fund - Class 2

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund
  AIM V.I. Diversified Income Fund
  AIM V.I. Value Fund
  AIM V.I. International Equity Fund

Van Kampen Life Investment Trust ("LIT")
  LIT Emerging Growth Portfolio
  LIT Enterprise Portfolio

VALIC Company I
  Stock Index Fund (formerly North American - AG Stock Index Fund)

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE A -- ORGANIZATION (CONTINUED)

VALIC Company I (Continued)
  Growth & Income Fund (formerly North American - AG Growth & Income Fund) International Equities Fund (formerly North American - AG International
    Equities Fund)
  Government Securities Fund (formerly North American - AG Government
    Securities Fund)
  Science & Technology Fund (formerly North American - T. Rowe Price Science &
    Tech. Fund)
  Opportunities Fund (formerly North American - Putnam Opportunities Fund) Money Market I Fund (formerly North American - AG Money Market Fund)

VALIC Company II
  MidCap Value Fund (formerly North American - Neuberger Berman MidCap
    Value Fund)
  High Yield Bond Fund (formerly North American - AG High Yield Bond Fund) Strategic Bond Fund (formerly North American - AG Strategic Bond Fund)

One Group Investment Trust
  One Group Investment Trust Diversified Equity Portfolio
  One Group Investment Trust Equity Index Portfolio
  One Group Investment Trust Large Cap Growth Portfolio
  One Group Investment Trust Mid Cap Value Portfolio
  One Group Investment Trust Mid Cap Growth Portfolio
  One Group Investment Trust Diversified Mid Cap Portfolio
  One Group Investment Trust Government Bond Portfolio
  One Group Investment Trust Bond Portfolio
  One Group Investment Trust Balanced Portfolio

OCC Accumulation Trust ("OCCAT")
  OCCAT Managed Portfolio

Janus Aspen Series Service Shares
  Janus Aspen Growth Portfolio - Service Shares
  Janus Aspen International Growth Portfolio - Service Shares

MFS Variable Insurance Trust ("MFS VIT")
  MFS VIT Capital Opportunities Series

Putnam Variable Trust ("Putnam VT")
  Putnam VT Voyager II Fund (Class IB)
  Putnam VT Global Growth Fund (Class IB)

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

In addition to the thirty eight divisions above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account. Contract owners should refer to the ElitePlus Bonus Variable Annuity prospectus, ElitePlus Value Variable Annuity prospectus and The One-Multi Manager Variable Annuity prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statement of changes in net assets.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE B -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

INVESTMENT VALUATION. Investments in the Funds are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Dividend income and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

ANNUITY RESERVES. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. At December 31, 2001, the Separate Account did not have contracts in the annuity pay-out phase; therefore, no future policy benefit reserves were required.

NOTE C -- FEDERAL INCOME TAXES

The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE D -- TRANSACTIONS WITH AFFILIATES

Deductions for the administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to the Company. The annual rate for administrative expenses is 0.15% and the annual rate for the mortality and expense risks is 1.25% for the ElitePlus Bonus product, 0.15% and 0.70%, respectively, for the ElitePlus Value product, and 0.15% and 1.00%, respectively, for The One Multi-Manager Annuity product. ElitePlus Bonus product also has optional death benefit charges of 0.05% and 0.10% for the optional Enhanced Death Benefit and the optional Annual Step-Up Death Benefit, respectively. For the year ended December 31, 2001, deductions for the administrative expenses were $22,856 and mortality and expense risk charges were $4,386,355.

An annual maintenance charge of $30 per contract is assessed by the Company on the contract anniversary during the accumulation period for the maintenance of the ElitePlus Bonus product and ElitePlus Value product contracts. The maintenance charges are not an expense of the Separate Account but rather are paid by redemption of units outstanding and are not assessed if the contract value on the contract anniversary equals or exceeds $40,000 for the ElitePlus Bonus product and $25,000 for the ElitePlus Value product. Maintenance charges totaled $75,555 for the year ended December 31, 2001.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE D -- TRANSACTIONS WITH AFFILIATES (CONTINUED)

A contingent deferred sales charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. For the year ended December 31, 2001, deferred sales charges totaled $745,727 and are included as a component of surrenders and withdrawals on the statement of changes in net assets.

NOTE E -- SECURITY PURCHASES AND SALES

For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investments were:


UNDERLYING FUND                                           PURCHASES            SALES
---------------                                          ------------       ------------
AIM Capital Appreciation                                 $  3,229,039       $ (1,504,936)
AIM Diversified Income                                      2,000,408           (621,837)
AIM International Equity Fund                               5,869,399           (216,859)
AIM Value Fund                                             12,501,576           (543,133)
Franklin Small Cap Fund Class 2                             1,888,197           (355,040)
Janus Aspen Series Growth Portfolio Service Shares          1,697,377           (342,187)
Janus Aspen Series Inter. Growth Service Shares               749,259            (48,944)
LIT Emerging Growth Portfolio                              11,655,258         (6,284,545)
LIT Enterprise Portfolio                                    1,355,068           (231,577)
MFS VIT Capital Opportunities Series                          723,551            (99,228)
Money Market I Fund                                        19,302,904        (16,774,201)
Growth & Income Fund                                        1,726,167         (3,453,313)
High Yield Bond Fund                                          452,482           (163,113)
International Equities Fund                                 1,647,977           (867,681)
Stock Index Fund                                            4,045,263         (1,881,230)
Strategic Bond Fund                                         1,094,881           (120,888)
Government Securities Fund                                  5,784,795         (3,596,458)
Mid-Cap Value Fund                                          1,893,459           (179,607)
Opportunities Fund                                            554,739            (20,329)
Science & Technology Fund                                     707,651            (28,632)
OCCAT Managed Fund                                          4,444,201         (3,062,273)
OGIT Balanced Portfolio                                     4,277,619           (303,701)
OGIT Bond Portfolio                                        13,389,682         (1,328,982)
OGIT Diversified Equity Portfolio                           7,895,512           (428,441)
OGIT Diversified Mid Cap Portfolio                          1,996,238           (232,323)
OGIT Equity Index Portfolio                                 3,047,837         (1,128,606)
OGIT Government Bond Portfolio                             12,241,406           (692,332)
OGIT Large Cap Growth Portfolio                            14,692,766           (532,202)
OGIT Mid Cap Growth Portfolio                               7,700,577           (693,988)
OGIT Mid Cap Value Portfolio                                6,780,117           (831,315)
Oppenheimer Capital Appreciation VA                         6,094,648         (1,451,778)
Oppenheimer High Income                                     5,976,133           (839,293)
Oppenheimer Main Street G & I VA                            6,582,065         (2,010,817)
Oppenheimer Small Cap                                       1,625,167           (899,572)
Putnam VT Global Growth Fund Class IB                         489,524            (79,242)
Putnam VT Voyager Fund II Class IB                          1,050,107           (269,630)
Templeton Developing Mkts Securities Fund Class 2           4,497,874         (3,990,525)
Templeton International Securities Fund Class 2             1,726,693           (651,590)
                                                         ------------       ------------
TOTAL                                                    $183,387,616       $(56,760,348)
                                                         ============       ============

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)




NOTE F -- FINANCIAL HIGHLIGHTS

Following is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying mutual funds, total return and net investment income ratios at December 31, 2001.


                                                 AT DECEMBER 31, 2001        FOR THE YEAR ENDED DECEMBER 31, 2001
                                     --------------------------------------- -----------------------------------------------------
                                                UNIT VALUE                      INVESTMENT        EXPENSE RATIO     TOTAL RETURN
                                      UNITS     LOWEST TO     AVG NET ASSETS  INCOME RATIO TO      TO AVG NET        LOWEST TO
UNDERLYING FUND            DIVISION  (000S)      HIGHEST          (000S)      AVG NET ASSETS*       ASSETS**          HIGHEST
---------------            --------  ------   --------------  -------------- -----------------  ---------------- -----------------
OGIT Diversified
  Equity Portfolio              1     1,779   8.76                12,032           0.51%              1.16%      -11.65%
OGIT Equity
  Index Portfolio               2       711   8.56                 5,527           0.90%              1.16%      -13.35%
OGIT Large Cap
  Growth Portfolio              3     3,319   7.13                19,140           0.00%              1.16%      -21.20%
OGIT Mid Cap
  Value Portfolio               4     1,264  12.87                13,177           0.68%              1.16%        3.59%
OGIT Mid Cap
  Growth Portfolio              5     1,212  11.38                11,280           0.00%              1.16%      -11.69%
OGIT Diversified
  Mid Cap Portfolio             6       309  11.91                 2,936           0.24%              1.16%       -5.14%
OGIT Government
  Bond Portfolio                7     1,918  11.75                16,547           6.12%              1.16%        5.81%
OGIT Bond Portfolio             8     1,923  11.92                16,717           6.86%              1.16%        7.69%
OGIT Balanced Portfolio         9       894   9.97                 7,042           2.73%              1.16%       -4.68%
AIM Value Fund                 20     2,986   8.45                20,685           0.16%              1.16%      -13.58%
AIM International
  Equity Fund                  21     1,248   8.00                 8,208           0.40%              1.16%      -24.42%
LIT Emerging
  Growth Portfolio          22 & 136  2,136  10.18 to  21.54      34,557           0.10%              1.40%      -32.53% to -32.29%
Franklin Small Cap
  Fund Class 2                 23       413  10.26                 3,452           0.38%              1.16%      -16.23%
Templeton Developing
  Mkts Securities
  Fund Class 2              24 & 115    299   7.11 to   9.23       2,183           0.82%              1.33%       -9.47% to  -9.15%
Oppenheimer High
  Income                    25 & 114  1,203   9.55 to   9.82       9,729           8.71%              1.26%        0.43% to   0.79%
Money Market I Fund         26 & 132    643  10.91 to  12.45       6,094           3.45%              1.38%        2.12% to   2.49%
LIT Enterprise
  Portfolio                    27       285   8.03                 1,960           0.20%              1.17%      -21.34%
Opportunities Fund          28 & 151     83   5.92 to   8.34         212           0.00%              1.42%      -31.52% to -31.45%
Putnam VT Global
  Growth Fund Class IB      29 & 149     60   6.26 to   8.34         161           7.45%              1.24%      -30.83% to -30.76%
Oppenheimer Main
  Street G & I VA             111     1,846  10.35 to  10.04      16,750           0.52%              1.47%      -11.51% to -11.43%
Oppenheimer Capital
  Appreciation VA             112     1,024  12.74 to  12.53      11,387           0.58%              1.48%      -13.90% to -13.81%
Oppenheimer Small Cap         113       375  11.47 to  12.72       4,134           0.00%              1.48%       -1.86% to  -1.77%
Templeton International
  Securities Fund Class 2     116       269   9.36 to   9.91       2,776           3.03%              1.48%      -17.26% to -17.18%
AIM Capital Appreciation      117       763   9.33 to  10.54       8,034           0.00%              1.48%      -24.44% to -24.36%
AIM Diversified Income        118       445   9.77 to   9.89       3,692           7.99%              1.46%        2.03% to   2.13%
Stock Index Fund              133     1,253   9.27 to  16.59      19,209           0.97%              1.48%      -13.53% to -13.44%
Growth & Income Fund          134     1,434   9.16 to  14.04      20,588           0.68%              1.48%      -11.43% to -11.34%
International
  Equities Fund               135       495   7.16 to   9.29       4,691           2.26%              1.47%      -23.15% to -23.07%
Government
  Securities Fund             138     1,711  12.00 to  13.44      21,575           5.07%              1.45%        5.17% to   5.28%
OCCAT Managed Fund            139     1,884  10.08 to  16.47      30,160           2.27%              1.47%       -6.34% to  -6.25%
Janus Aspen Series
  Growth Portfolio
  Service Shares              141       184   6.64 to   6.65         685           0.29%              1.46%      -26.03% to -25.96%
Janus Aspen Series
  Inter. Growth
  Service Shares              142        96   7.04 to   7.05         331           0.91%              1.51%      -24.59% to -24.51%
MFS VIT Capital
  Opportunities Series        143        82   7.19 to   7.20         283           0.00%              1.41%      -24.64% to -24.56%
Science & Technology
  Fund                        144       120   4.73 to   4.73         291           0.00%              1.37%      -42.07% to -42.01%
Mid-Cap Value Fund            145       166  10.36 to  10.37         755           0.79%              1.46%       -3.32% to  -3.22%
Strategic Bond Fund           146        89  10.93 to  10.95         399           8.52%              1.50%        8.89% to   9.00%
High Yield Bond Fund          147        28  10.05 to  10.06         169          10.65%              1.18%        4.41% to   4.52%
Putnam VT Voyager
  Fund II Class IB            148       123   5.73 to   5.74         406           0.00%              1.48%      -31.83% to -31.76%


* THIS REPRESENTS THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE DIVISION FROM THE UNDERLYING MUTUAL FUND.

** EXCLUDING THE EFFECT OF THE EXPENSES OF THE UNDERLYING FUND PORTFOLIOS AND CHANGES MADE DIRECTLY TO CONTRACT HOLDER ACCOUNTS THROUGH THE REDEMPTION OF UNITS.

                               SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE G -- SUBSEQUENT EVENTS

Effective on or about January 1, 2002, SunAmerica Asset Management Corporation and AIG Global Investment Corporation, affiliates of the Company, became the investment sub-adviser to certain underlying Funds. AGIM no longer serves as investment sub-adviser to certain Funds.

Effective February 22, 2002, the ElitePlus Bonus Variable Annuity product is no longer being sold by the Company.

Pursuant to a resolution by the Board of Directors, the Company's name was changed to AIG Annuity Insurance Company, effective March 1, 2002. The name will be operationally effective pursuant to and as permitted by the laws of each jurisdiction in which the Company is licensed to do business.




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